UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-04000

Calvert Variable Products, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

December 31

Date of Fiscal Year End

June 30, 2022

Date of Reporting Period

Item 1. Report to Stockholders

Calvert
VP S&P MidCap 400 Index Portfolio
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2022
Calvert
VP S&P MidCap 400 Index Portfolio

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Performance

Portfolio Manager(s) Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	05/03/1999	05/03/1999	(19.68)%	(14.90)%	6.71%	10.48%
Class F at NAV	10/01/2007	05/03/1999	(19.76)	(15.07)	6.47	10.22

S&P MidCap 400® Index	—	—	(19.54)%	(14.64)%	7.02%	10.89%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.43%	0.63%
Net	0.33	0.53
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Targa Resources Corp.	0.7%
SPDR S&P MidCap 400 ETF Trust	0.6
Carlisle Cos., Inc.	0.6
Steel Dynamics, Inc.	0.6
First Horizon Corp.	0.6
Alleghany Corp.	0.6
Service Corp. International	0.5
United Therapeutics Corp.	0.5
Essential Utilities, Inc.	0.5
Reliance Steel & Aluminum Co.	0.5
Total	5.7%

*	Excludes cash and cash equivalents.

3

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Endnotes and Additional Disclosures

[1]	S&P MidCap 400® Index is an unmanaged index of 400 U.S. midcap stocks. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500®are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$ 803.20	$1.48 **	0.33%
Class F	$1,000.00	$ 802.40	$2.37 **	0.53%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.16	$1.66 **	0.33%
Class F	$1,000.00	$1,022.17	$2.66 **	0.53%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.(1)	18,938	$ 1,764,454
Curtiss-Wright Corp.	10,253	1,354,011
Hexcel Corp.	22,211	1,161,857
Mercury Systems, Inc.(1)	15,180	976,529
Woodward, Inc.	16,173	1,495,841
		$ 6,752,692
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(1)	27,162	$ 1,175,300
		$ 1,175,300
Airlines — 0.1%
JetBlue Airways Corp.(1)	84,241	$ 705,097
		$ 705,097
Auto Components — 1.4%
Adient PLC(1)	24,958	$ 739,506
Dana, Inc.	38,470	541,273
Fox Factory Holding Corp.(1)	11,153	898,263
Gentex Corp.	62,527	1,748,880
Goodyear Tire & Rubber Co. (The)(1)	74,488	797,766
Lear Corp.	15,940	2,006,687
Visteon Corp.(1)	7,413	767,838
		$ 7,500,213
Automobiles — 0.4%
Harley-Davidson, Inc.	39,304	$ 1,244,365
Thor Industries, Inc.	14,848	1,109,591
		$ 2,353,956
Banks — 6.8%
Associated Banc-Corp.	40,126	$ 732,701
Bank of Hawaii Corp.	10,722	797,717
Bank OZK	30,104	1,129,803
Cadence Bank	48,934	1,148,970
Cathay General Bancorp	20,235	792,200
Commerce Bancshares, Inc.	29,300	1,923,545
Cullen/Frost Bankers, Inc.	15,162	1,765,615
East West Bancorp, Inc.	37,943	2,458,706
F.N.B. Corp.	90,238	979,985
First Financial Bankshares, Inc.	33,939	1,332,785
First Horizon Corp.	142,648	3,118,285
Fulton Financial Corp.	43,197	624,197
Glacier Bancorp, Inc.	28,699	1,360,907
Security	Shares	Value
Banks (continued)
Hancock Whitney Corp.	23,006	$ 1,019,856
Home BancShares, Inc.	50,454	1,047,930
International Bancshares Corp.	14,101	565,168
Old National Bancorp	78,800	1,165,452
PacWest Bancorp	31,321	835,018
Pinnacle Financial Partners, Inc.	20,357	1,472,015
Prosperity Bancshares, Inc.	24,616	1,680,534
Synovus Financial Corp.	38,792	1,398,452
Texas Capital Bancshares, Inc.(1)	13,672	719,694
UMB Financial Corp.	11,398	981,368
Umpqua Holdings Corp.	58,311	977,875
United Bankshares, Inc.	36,125	1,266,904
Valley National Bancorp	112,579	1,171,947
Washington Federal, Inc.	17,418	522,888
Webster Financial Corp.	47,496	2,001,956
Wintrust Financial Corp.	16,010	1,283,201
		$ 36,275,674
Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A(1)(2)	2,487	$ 753,486
		$ 753,486
Biotechnology — 1.8%
Arrowhead Pharmaceuticals, Inc.(1)	28,172	$ 991,936
Exelixis, Inc.(1)	85,537	1,780,881
Halozyme Therapeutics, Inc.(1)	36,789	1,618,716
Neurocrine Biosciences, Inc.(1)	25,365	2,472,580
United Therapeutics Corp.(1)	12,042	2,837,577
		$ 9,701,690
Building Products — 2.3%
Builders FirstSource, Inc.(1)	46,074	$ 2,474,174
Carlisle Cos., Inc.	13,787	3,289,716
Lennox International, Inc.	8,810	1,820,058
Owens Corning	25,889	1,923,812
Simpson Manufacturing Co., Inc.	11,507	1,157,719
Trex Co., Inc.(1)	30,189	1,642,885
		$ 12,308,364
Capital Markets — 1.9%
Affiliated Managers Group, Inc.	10,314	$ 1,202,612
Evercore, Inc., Class A	10,826	1,013,422
Federated Hermes, Inc., Class B	24,446	777,138
Interactive Brokers Group, Inc., Class A	23,138	1,272,821
Janus Henderson Group PLC	45,099	1,060,278
Jefferies Financial Group, Inc.	51,686	1,427,567

6
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
SEI Investments Co.	28,071	$ 1,516,396
Stifel Financial Corp.	28,423	1,592,257
		$ 9,862,491
Chemicals — 2.6%
Ashland Global Holdings, Inc.	13,525	$ 1,393,751
Avient Corp.	24,184	969,295
Cabot Corp.	15,026	958,509
Chemours Co. (The)	41,461	1,327,581
Ingevity Corp.(1)	10,469	661,013
Minerals Technologies, Inc.	8,792	539,301
NewMarket Corp.	1,847	555,873
Olin Corp.	37,013	1,712,962
RPM International, Inc.	34,683	2,730,246
Scotts Miracle-Gro Co. (The), Class A	10,790	852,302
Sensient Technologies Corp.	11,167	899,613
Valvoline, Inc.	47,882	1,380,438
		$ 13,980,884
Commercial Services & Supplies — 1.5%
Brink's Co. (The)	12,540	$ 761,303
Clean Harbors, Inc.(1)	13,258	1,162,329
IAA, Inc.(1)	35,707	1,170,118
MillerKnoll, Inc.	19,970	524,612
MSA Safety, Inc.	9,654	1,168,810
Stericycle, Inc.(1)	24,331	1,066,914
Tetra Tech, Inc.	14,316	1,954,850
		$ 7,808,936
Communications Equipment — 0.8%
Calix, Inc.(1)	14,600	$ 498,444
Ciena Corp.(1)	40,570	1,854,049
Lumentum Holdings, Inc.(1)	18,401	1,461,407
ViaSat, Inc.(1)	19,873	608,710
		$ 4,422,610
Construction & Engineering — 1.8%
AECOM	37,757	$ 2,462,512
Dycom Industries, Inc.(1)	7,902	735,202
EMCOR Group, Inc.	13,639	1,404,272
Fluor Corp.(1)	37,460	911,776
MasTec, Inc.(1)	15,240	1,092,098
MDU Resources Group, Inc.	54,372	1,467,500
Valmont Industries, Inc.	5,619	1,262,196
		$ 9,335,556
Security	Shares	Value
Construction Materials — 0.2%
Eagle Materials, Inc.	10,553	$ 1,160,197
		$ 1,160,197
Consumer Finance — 0.5%
FirstCash Holdings, Inc.	10,715	$ 744,800
Navient Corp.	39,440	551,766
SLM Corp.	71,795	1,144,412
		$ 2,440,978
Containers & Packaging — 0.9%
AptarGroup, Inc.	17,472	$ 1,803,285
Greif, Inc., Class A	7,033	438,719
Silgan Holdings, Inc.	22,227	919,086
Sonoco Products Co.	26,045	1,485,607
		$ 4,646,697
Diversified Consumer Services — 1.1%
Graham Holdings Co., Class B	1,069	$ 605,952
Grand Canyon Education, Inc.(1)	8,619	811,824
H&R Block, Inc.	42,561	1,503,254
Service Corp. International	42,333	2,926,057
		$ 5,847,087
Diversified Financial Services — 0.3%
Voya Financial, Inc.	27,249	$ 1,622,133
		$ 1,622,133
Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc.(1)	34,134	$ 1,282,073
		$ 1,282,073
Electric Utilities — 1.5%
ALLETE, Inc.	15,198	$ 893,338
Hawaiian Electric Industries, Inc.	28,956	1,184,300
IDACORP, Inc.	13,381	1,417,316
OGE Energy Corp.	53,522	2,063,808
PNM Resources, Inc.	22,737	1,086,374
Portland General Electric Co.	23,750	1,147,838
		$ 7,792,974
Electrical Equipment — 1.8%
Acuity Brands, Inc.	9,222	$ 1,420,557
EnerSys	11,019	649,680
Hubbell, Inc.	14,311	2,555,658
nVent Electric PLC	44,530	1,395,125
Regal Rexnord Corp.	17,869	2,028,489

7
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Sunrun, Inc.(1)	55,349	$ 1,292,953
Vicor Corp.(1)	5,734	313,822
		$ 9,656,284
Electronic Equipment, Instruments & Components — 3.2%
Arrow Electronics, Inc.(1)	17,611	$ 1,974,017
Avnet, Inc.	26,358	1,130,231
Belden, Inc.	12,092	644,141
Cognex Corp.	46,333	1,970,079
Coherent, Inc.(1)	6,618	1,761,844
II-VI, Inc.(1)(2)	28,379	1,445,910
IPG Photonics Corp.(1)	9,269	872,491
Jabil, Inc.	37,660	1,928,568
Littelfuse, Inc.	6,586	1,673,107
National Instruments Corp.	34,982	1,092,488
TD SYNNEX Corp.	11,006	1,002,647
Vishay Intertechnology, Inc.	35,870	639,203
Vontier Corp.	42,938	987,145
		$ 17,121,871
Energy Equipment & Services — 0.5%
ChampionX Corp.	54,244	$ 1,076,743
NOV, Inc.	104,893	1,773,741
		$ 2,850,484
Entertainment — 0.1%
World Wrestling Entertainment, Inc., Class A(2)	11,533	$ 720,697
		$ 720,697
Equity Real Estate Investment Trusts (REITs) — 8.5%
American Campus Communities, Inc.	37,208	$ 2,398,800
Apartment Income REIT Corp.	41,974	1,746,118
Brixmor Property Group, Inc.	79,564	1,607,988
Corporate Office Properties Trust	30,361	795,155
Cousins Properties, Inc.	39,386	1,151,253
Douglas Emmett, Inc.	46,481	1,040,245
EastGroup Properties, Inc.	11,115	1,715,378
EPR Properties	19,815	929,918
First Industrial Realty Trust, Inc.	35,203	1,671,438
Healthcare Realty Trust, Inc.	40,431	1,099,723
Highwoods Properties, Inc.	28,020	958,004
Hudson Pacific Properties, Inc.	38,569	572,364
Independence Realty Trust, Inc.	58,860	1,220,168
JBG SMITH Properties	28,995	685,442
Kilroy Realty Corp.	28,061	1,468,432
Kite Realty Group Trust	57,800	999,362
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Lamar Advertising Co., Class A	23,213	$ 2,042,048
Life Storage, Inc.	22,499	2,512,238
Macerich Co. (The)	56,424	491,453
Medical Properties Trust, Inc.	159,437	2,434,603
National Retail Properties, Inc.	46,956	2,019,108
National Storage Affiliates Trust	22,440	1,123,571
Omega Healthcare Investors, Inc.	62,729	1,768,330
Park Hotels & Resorts, Inc.	62,645	850,093
Pebblebrook Hotel Trust	34,802	576,669
Physicians Realty Trust	60,083	1,048,448
PotlatchDeltic Corp.	18,449	815,261
PS Business Parks, Inc.	5,332	997,884
Rayonier, Inc.	38,834	1,451,615
Rexford Industrial Realty, Inc.	44,009	2,534,478
Sabra Health Care REIT, Inc.	61,143	854,168
SL Green Realty Corp.(2)	17,124	790,273
Spirit Realty Capital, Inc.	35,818	1,353,204
STORE Capital Corp.	67,341	1,756,253
		$ 45,479,485
Food & Staples Retailing — 1.4%
BJ's Wholesale Club Holdings, Inc.(1)	35,978	$ 2,242,149
Casey's General Stores, Inc.	9,920	1,835,002
Grocery Outlet Holding Corp.(1)	23,599	1,006,025
Performance Food Group Co.(1)	41,260	1,897,135
Sprouts Farmers Market, Inc.(1)	29,235	740,230
		$ 7,720,541
Food Products — 1.8%
Darling Ingredients, Inc.(1)	43,264	$ 2,587,187
Flowers Foods, Inc.	53,220	1,400,751
Hain Celestial Group, Inc. (The)(1)	24,367	578,473
Ingredion, Inc.	17,749	1,564,752
Lancaster Colony Corp.	5,286	680,731
Pilgrim's Pride Corp.(1)	12,910	403,179
Post Holdings, Inc.(1)	14,904	1,227,344
Sanderson Farms, Inc.	5,619	1,211,063
		$ 9,653,480
Gas Utilities — 1.6%
National Fuel Gas Co.	24,428	$ 1,613,469
New Jersey Resources Corp.	25,565	1,138,409
ONE Gas, Inc.	14,392	1,168,487
Southwest Gas Holdings, Inc.	17,828	1,552,462
Spire, Inc.	13,969	1,038,875

8
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities (continued)
UGI Corp.	55,908	$ 2,158,608
		$ 8,670,310
Health Care Equipment & Supplies — 3.2%
Enovis Corp.(1)	12,536	$ 689,480
Envista Holdings Corp.(1)	43,106	1,661,305
Globus Medical, Inc., Class A(1)	21,134	1,186,463
Haemonetics Corp.(1)	13,500	879,930
ICU Medical, Inc.(1)	5,281	868,144
Inari Medical, Inc.(1)	9,067	616,465
Integra LifeSciences Holdings Corp.(1)	19,067	1,030,190
LivaNova PLC(1)	14,206	887,449
Masimo Corp.(1)	13,584	1,775,021
Neogen Corp.(1)	28,470	685,842
NuVasive, Inc.(1)	13,686	672,804
Penumbra, Inc.(1)	9,390	1,169,243
QuidelOrtho Corp.(1)	13,336	1,295,992
Shockwave Medical, Inc.(1)	9,545	1,824,718
STAAR Surgical Co.(1)	12,555	890,526
Tandem Diabetes Care, Inc.(1)	16,987	1,005,461
		$ 17,139,033
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.(1)	24,142	$ 1,632,723
Amedisys, Inc.(1)	8,644	908,657
Chemed Corp.	3,992	1,873,805
Encompass Health Corp.	26,358	1,477,366
HealthEquity, Inc.(1)	22,499	1,381,214
LHC Group, Inc.(1)	8,275	1,288,748
Option Care Health, Inc.(1)	36,705	1,020,032
Patterson Cos., Inc.	22,840	692,052
Progyny, Inc.(1)	18,618	540,853
R1 RCM, Inc.(1)	35,458	743,200
Tenet Healthcare Corp.(1)	28,643	1,505,476
		$ 13,064,126
Hotels, Restaurants & Leisure — 2.5%
Boyd Gaming Corp.	21,334	$ 1,061,366
Choice Hotels International, Inc.	8,694	970,511
Churchill Downs, Inc.	9,183	1,758,820
Cracker Barrel Old Country Store, Inc.(2)	6,288	524,985
Marriott Vacations Worldwide Corp.	11,049	1,283,894
Papa John's International, Inc.	8,620	719,942
Scientific Games Corp., Class A(1)	25,528	1,199,561
Six Flags Entertainment Corp.(1)	20,472	444,242
Texas Roadhouse, Inc.	18,179	1,330,703
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Travel + Leisure Co.	22,860	$ 887,425
Wendy's Co. (The)	45,709	862,986
Wingstop, Inc.	7,879	589,113
Wyndham Hotels & Resorts, Inc.	24,773	1,628,082
		$ 13,261,630
Household Durables — 1.4%
Helen of Troy, Ltd.(1)	6,384	$ 1,036,825
KB Home	22,916	652,189
Leggett & Platt, Inc.	35,662	1,233,192
Taylor Morrison Home Corp.(1)	31,906	745,324
Tempur Sealy International, Inc.	46,815	1,000,437
Toll Brothers, Inc.	29,405	1,311,463
TopBuild Corp.(1)	8,803	1,471,510
		$ 7,450,940
Household Products — 0.1%
Energizer Holdings, Inc.	17,510	$ 496,408
		$ 496,408
Insurance — 4.4%
Alleghany Corp.(1)	3,588	$ 2,989,163
American Financial Group, Inc.	17,687	2,455,132
Brighthouse Financial, Inc.(1)	19,973	819,292
CNO Financial Group, Inc.	30,906	559,089
First American Financial Corp.	28,643	1,515,787
Hanover Insurance Group, Inc. (The)	9,458	1,383,232
Kemper Corp.	15,843	758,880
Kinsale Capital Group, Inc.	5,679	1,304,126
Mercury General Corp.	7,040	311,872
Old Republic International Corp.	76,341	1,706,985
Primerica, Inc.	10,262	1,228,259
Reinsurance Group of America, Inc.	17,865	2,095,386
RenaissanceRe Holdings, Ltd.	11,749	1,837,191
RLI Corp.	10,542	1,229,092
Selective Insurance Group, Inc.	15,922	1,384,259
Unum Group	53,629	1,824,459
		$ 23,402,204
Interactive Media & Services — 0.3%
TripAdvisor, Inc.(1)	26,076	$ 464,153
Ziff Davis, Inc.(1)	12,769	951,673
		$ 1,415,826
IT Services — 2.0%
Bread Financial Holdings, Inc.	13,180	$ 488,451

9
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Concentrix Corp.	11,471	$ 1,555,926
Euronet Worldwide, Inc.(1)	13,481	1,356,054
Genpact, Ltd.	45,548	1,929,413
Kyndryl Holdings, Inc.(1)	47,450	464,061
MAXIMUS, Inc.	16,541	1,033,978
Sabre Corp.(1)(2)	85,547	498,739
Western Union Co. (The)	102,950	1,695,587
WEX, Inc.(1)	11,973	1,862,520
		$ 10,884,729
Leisure Products — 1.2%
Brunswick Corp.	20,196	$ 1,320,415
Callaway Golf Co.(1)	31,446	641,498
Mattel, Inc.(1)	93,673	2,091,718
Polaris, Inc.	14,915	1,480,761
YETI Holdings, Inc.(1)	22,978	994,258
		$ 6,528,650
Life Sciences Tools & Services — 1.7%
Azenta, Inc.	19,879	$ 1,433,276
Bruker Corp.	26,669	1,673,747
Medpace Holdings, Inc.(1)	7,179	1,074,481
Repligen Corp.(1)	13,748	2,232,675
Sotera Health Co.(1)	26,398	517,137
Syneos Health, Inc.(1)	27,355	1,960,806
		$ 8,892,122
Machinery — 4.1%
AGCO Corp.	16,375	$ 1,616,212
Chart Industries, Inc.(1)	9,500	1,590,110
Crane Holdings Co.	12,706	1,112,537
Donaldson Co., Inc.	33,266	1,601,425
Esab Corp.	12,001	525,044
Flowserve Corp.	34,506	987,907
Graco, Inc.	45,130	2,681,173
ITT, Inc.	22,268	1,497,300
Kennametal, Inc.	22,149	514,521
Lincoln Electric Holdings, Inc.	15,494	1,911,340
Middleby Corp. (The)(1)	14,505	1,818,347
Oshkosh Corp.	17,547	1,441,311
Terex Corp.	18,489	506,044
Timken Co. (The)	17,990	954,370
Toro Co. (The)	28,025	2,124,015
Watts Water Technologies, Inc., Class A	7,350	902,874
		$ 21,784,530
Security	Shares	Value
Marine — 0.2%
Kirby Corp.(1)	16,246	$ 988,407
		$ 988,407
Media — 0.9%
Cable One, Inc.	1,311	$ 1,690,299
John Wiley & Sons, Inc., Class A	11,529	550,625
New York Times Co. (The), Class A	44,677	1,246,488
TEGNA, Inc.	58,563	1,228,066
		$ 4,715,478
Metals & Mining — 2.8%
Alcoa Corp.	49,179	$ 2,241,579
Cleveland-Cliffs, Inc.(1)	127,722	1,963,087
Commercial Metals Co.	32,451	1,074,128
Reliance Steel & Aluminum Co.	16,521	2,806,257
Royal Gold, Inc.	17,534	1,872,280
Steel Dynamics, Inc.	47,805	3,162,301
United States Steel Corp.	69,703	1,248,381
Worthington Industries, Inc.	8,772	386,845
		$ 14,754,858
Multiline Retail — 0.8%
Kohl's Corp.	34,293	$ 1,223,917
Macy's, Inc.	75,968	1,391,734
Nordstrom, Inc.	29,424	621,729
Ollie's Bargain Outlet Holdings, Inc.(1)	15,663	920,201
		$ 4,157,581
Multi-Utilities — 0.4%
Black Hills Corp.	17,290	$ 1,258,193
NorthWestern Corp.	14,447	851,362
		$ 2,109,555
Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Corp.	86,003	$ 778,327
CNX Resources Corp.(1)	52,018	856,216
DT Midstream, Inc.	25,658	1,257,755
EQT Corp.	78,840	2,712,096
Equitrans Midstream Corp.	107,697	684,953
HF Sinclair Corp.	39,599	1,788,291
Matador Resources Co.	29,500	1,374,405
Murphy Oil Corp.	38,949	1,175,870
PDC Energy, Inc.	25,450	1,567,975
Range Resources Corp.(1)	69,124	1,710,819
Targa Resources Corp.	60,801	3,627,996
		$ 17,534,703

10
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	21,900	$ 1,147,779
		$ 1,147,779
Personal Products — 0.4%
BellRing Brands, Inc.(1)	29,182	$ 726,340
Coty, Inc., Class A(1)	91,866	735,846
Nu Skin Enterprises, Inc., Class A	13,526	585,676
		$ 2,047,862
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC(1)	16,620	$ 2,592,886
Perrigo Co. PLC	35,883	1,455,773
		$ 4,048,659
Professional Services — 1.9%
ASGN, Inc.(1)	13,628	$ 1,229,927
CACI International, Inc., Class A(1)	6,238	1,757,744
FTI Consulting, Inc.(1)	9,193	1,662,554
Insperity, Inc.	9,510	949,383
KBR, Inc.	37,292	1,804,560
ManpowerGroup, Inc.	14,065	1,074,707
Science Applications International Corp.	14,886	1,385,886
		$ 9,864,761
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(1)	13,031	$ 2,278,601
		$ 2,278,601
Road & Rail — 1.7%
Avis Budget Group, Inc.(1)	9,143	$ 1,344,753
Knight-Swift Transportation Holdings, Inc.	43,621	2,019,216
Landstar System, Inc.	9,901	1,439,804
Ryder System, Inc.	13,637	969,045
Saia, Inc.(1)	7,042	1,323,896
Werner Enterprises, Inc.	15,789	608,508
XPO Logistics, Inc.(1)	26,377	1,270,316
		$ 8,975,538
Semiconductors & Semiconductor Equipment — 3.2%
Amkor Technology, Inc.	26,537	$ 449,802
Cirrus Logic, Inc.(1)	15,257	1,106,743
CMC Materials, Inc.	7,600	1,326,124
First Solar, Inc.(1)	26,439	1,801,289
Lattice Semiconductor Corp.(1)	36,615	1,775,827
MKS Instruments, Inc.	14,829	1,521,900
Power Integrations, Inc.	15,550	1,166,406
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.(1)	17,198	$ 945,374
Silicon Laboratories, Inc.(1)	9,756	1,367,986
SiTime Corp.(1)	4,153	677,064
SunPower Corp.(1)(2)	22,000	347,820
Synaptics, Inc.(1)	10,500	1,239,525
Universal Display Corp.	11,483	1,161,391
Wolfspeed, Inc.(1)	33,011	2,094,548
		$ 16,981,799
Software — 3.3%
ACI Worldwide, Inc.(1)	31,120	$ 805,697
Aspen Technology, Inc.(1)	7,496	1,376,865
Blackbaud, Inc.(1)	11,942	693,472
CDK Global, Inc.	31,197	1,708,660
Commvault Systems, Inc.(1)	12,151	764,298
Envestnet, Inc.(1)	14,441	762,052
Fair Isaac Corp.(1)	6,916	2,772,624
Manhattan Associates, Inc.(1)	16,920	1,939,032
NCR Corp.(1)	36,429	1,133,306
Paylocity Holding Corp.(1)	10,593	1,847,631
Qualys, Inc.(1)	8,872	1,119,114
SailPoint Technologies Holdings, Inc.(1)	25,142	1,575,901
Teradata Corp.(1)	27,922	1,033,393
		$ 17,532,045
Specialty Retail — 2.7%
American Eagle Outfitters, Inc.	40,799	$ 456,133
AutoNation, Inc.(1)	9,488	1,060,379
Dick's Sporting Goods, Inc.(2)	15,482	1,166,878
Five Below, Inc.(1)	14,804	1,679,218
Foot Locker, Inc.	22,294	562,923
GameStop Corp., Class A(1)(2)	16,482	2,015,749
Gap, Inc. (The)	57,000	469,680
Lithia Motors, Inc., Class A	7,716	2,120,434
Murphy USA, Inc.	5,938	1,382,782
RH (1)	4,638	984,462
Victoria's Secret & Co.(1)	18,113	506,621
Williams-Sonoma, Inc.	18,676	2,072,102
		$ 14,477,361
Technology Hardware, Storage & Peripherals — 0.1%
Xerox Holdings Corp.	32,786	$ 486,872
		$ 486,872
Textiles, Apparel & Luxury Goods — 1.6%
Capri Holdings, Ltd.(1)	39,433	$ 1,617,147

11
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Carter's, Inc.	10,745	$ 757,308
Columbia Sportswear Co.	8,886	636,060
Crocs, Inc.(1)	16,421	799,210
Deckers Outdoor Corp.(1)	7,258	1,853,330
Hanesbrands, Inc.	93,370	960,777
Skechers USA, Inc., Class A(1)	35,732	1,271,345
Under Armour, Inc., Class A(1)	50,315	419,124
Under Armour, Inc., Class C(1)	54,063	409,797
		$ 8,724,098
Thrifts & Mortgage Finance — 0.6%
Essent Group, Ltd.	28,696	$ 1,116,274
MGIC Investment Corp.	82,566	1,040,332
New York Community Bancorp, Inc.(2)	123,183	1,124,661
		$ 3,281,267
Trading Companies & Distributors — 0.9%
GATX Corp.	9,404	$ 885,481
MSC Industrial Direct Co., Inc., Class A	12,448	934,969
Univar Solutions, Inc.(1)	45,132	1,122,433
Watsco, Inc.	8,830	2,108,780
		$ 5,051,663
Water Utilities — 0.5%
Essential Utilities, Inc.	61,496	$ 2,819,592
		$ 2,819,592
Total Common Stocks (identified cost $422,834,623)		$515,900,917

Exchange-Traded Funds — 0.6%

Security	Shares	Value
Equity Funds — 0.6%
SPDR S&P MidCap 400 ETF Trust(2)	8,000	$ 3,307,920
Total Exchange-Traded Funds (identified cost $3,060,309)		$ 3,307,920

Short-Term Investments — 3.7%
Affiliated Fund — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(3)	11,815,347	$ 11,815,347
Total Affiliated Fund (identified cost $11,815,347)		$ 11,815,347
Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(4)	5,723,889	$ 5,723,889
Total Securities Lending Collateral (identified cost $5,723,889)		$ 5,723,889
U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 1/26/23(5)	$2,000	$ 1,971,785
Total U.S. Treasury Obligations (identified cost $1,991,373)		$ 1,971,785
Total Short-Term Investments (identified cost $19,530,609)		$ 19,511,021
Total Investments — 101.0% (identified cost $445,425,541)		$538,719,858
Other Assets, Less Liabilities — (1.0)%		$ (5,423,183)
Net Assets — 100.0%		$ 533,296,675

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $10,788,859.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

12
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	59	Long	9/16/22	$13,381,200	$ (1,231,555)
					$(1,231,555)
13
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $433,610,194) - including $10,788,859 of securities on loan	$ 526,904,511
Investments in securities of affiliated issuers, at value (identified cost $11,815,347)	11,815,347
Receivable for capital shares sold	210,225
Dividends receivable	555,084
Dividends receivable - affiliated	9,481
Securities lending income receivable	66,231
Receivable from affiliate	113,630
Directors' deferred compensation plan	260,832
Total assets	$539,935,341
Liabilities
Payable for variation margin on open futures contracts	$ 130,980
Payable for capital shares redeemed	166,112
Deposits for securities loaned	5,723,889
Payable to affiliates:
Investment advisory fee	90,208
Administrative fee	54,911
Distribution and service fees	52,586
Sub-transfer agency fee	181
Directors' deferred compensation plan	260,832
Accrued expenses	158,967
Total liabilities	$ 6,638,666
Net Assets	$533,296,675
Sources of Net Assets
Paid-in capital	$ 362,435,246
Distributable earnings	170,861,429
Net Assets	$533,296,675
Class I Shares
Net Assets	$ 227,164,346
Shares Outstanding	1,957,609
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 116.04
Class F Shares
Net Assets	$ 306,132,329
Shares Outstanding	2,636,049
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 116.13
14
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income	$ 4,661,841
Dividend income - affiliated issuers	19,433
Interest income	6,306
Securities lending income, net	82,875
Total investment income	$ 4,770,455
Expenses
Investment advisory fee	$ 604,830
Administrative fee	362,898
Distribution and service fees:
Class F	346,690
Directors' fees and expenses	14,333
Custodian fees	7,014
Transfer agency fees and expenses	193,462
Accounting fees	68,132
Professional fees	22,948
Reports to shareholders	11,370
Miscellaneous	63,072
Total expenses	$ 1,694,749
Waiver and/or reimbursement of expenses by affiliate	$ (352,800)
Net expenses	$ 1,341,949
Net investment income	$ 3,428,506
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 10,158,838
Investment securities - affiliated issuers	616
Futures contracts	(1,385,280)
Net realized gain	$ 8,774,174
Change in unrealized appreciation (depreciation):
Investment securities	$ (142,564,957)
Investment securities - affiliated issuers	(35)
Futures contracts	(1,963,570)
Net change in unrealized appreciation (depreciation)	$(144,528,562)
Net realized and unrealized loss	$(135,754,388)
Net decrease in net assets from operations	$(132,325,882)
15
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,428,506	$ 6,162,372
Net realized gain	8,774,174	60,097,278
Net change in unrealized appreciation (depreciation)	(144,528,562)	71,501,104
Net increase (decrease) in net assets from operations	$(132,325,882)	$137,760,754
Distributions to shareholders:
Class I	$ —	$ (10,392,540)
Class F	—	(13,609,987)
Total distributions to shareholders	$ —	$ (24,002,527)
Capital share transactions:
Class I	$ (9,888,202)	$ (15,837,733)
Class F	(5,806,526)	(621,362)
Net decrease in net assets from capital share transactions	$ (15,694,728)	$ (16,459,095)
Net increase (decrease) in net assets	$(148,020,610)	$ 97,299,132
Net Assets
At beginning of period	$ 681,317,285	$ 584,018,153
At end of period	$ 533,296,675	$681,317,285
16
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Financial Highlights

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 144.47	$ 120.57	$ 111.74	$ 97.01	$ 117.50	$ 106.11
Income (Loss) From Operations
Net investment income(1)	$ 0.81	$ 1.47	$ 1.42	$ 1.63	$ 1.58	$ 1.44
Net realized and unrealized gain (loss)	(29.24)	27.67	12.48	22.45	(13.43)	15.18
Total income (loss) from operations	$ (28.43)	$ 29.14	$ 13.90	$ 24.08	$ (11.85)	$ 16.62
Less Distributions
From net investment income	$ —	$ (1.19)	$ (1.29)	$ (1.34)	$ (1.40)	$ (0.81)
From net realized gain	—	(4.05)	(3.78)	(8.01)	(7.24)	(4.42)
Total distributions	$ —	$ (5.24)	$ (5.07)	$ (9.35)	$ (8.64)	$ (5.23)
Net asset value — End of period	$ 116.04	$ 144.47	$ 120.57	$ 111.74	$ 97.01	$ 117.50
Total Return(2)	(19.68)% (3)	24.41%	13.31%	25.82%	(11.33)%	15.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$227,164	$293,422	$259,042	$233,933	$202,330	$256,043
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.45% (5)	0.43%	0.45%	0.43%	0.44%	0.43%
Net expenses	0.33% (5)(6)	0.33%	0.33%	0.32%	0.30%	0.30%
Net investment income	1.25% (5)	1.06%	1.40%	1.48%	1.35%	1.29%
Portfolio Turnover	4% (3)	15%	20%	15%	14%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	The investment adviser reduced a portion of its advisory fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
17
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 144.73	$ 121.01	$ 112.35	$ 97.71	$ 118.58	$ 107.30
Income (Loss) From Operations
Net investment income(1)	$ 0.68	$ 1.20	$ 1.22	$ 1.40	$ 1.31	$ 1.18
Net realized and unrealized gain (loss)	(29.28)	27.76	12.51	22.59	(13.54)	15.33
Total income (loss) from operations	$ (28.60)	$ 28.96	$ 13.73	$ 23.99	$ (12.23)	$ 16.51
Less Distributions
From net investment income	$ —	$ (1.19)	$ (1.29)	$ (1.34)	$ (1.40)	$ (0.81)
From net realized gain	—	(4.05)	(3.78)	(8.01)	(7.24)	(4.42)
Total distributions	$ —	$ (5.24)	$ (5.07)	$ (9.35)	$ (8.64)	$ (5.23)
Net asset value — End of period	$ 116.13	$ 144.73	$ 121.01	$ 112.35	$ 97.71	$ 118.58
Total Return(2)	(19.76)% (3)	24.17%	13.10%	25.55%	(11.57)%	15.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$306,132	$387,895	$324,976	$297,113	$246,076	$294,786
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.65% (5)	0.63%	0.65%	0.63%	0.64%	0.64%
Net expenses	0.53% (5)(6)	0.53%	0.53%	0.54%	0.55%	0.55%
Net investment income	1.05% (5)	0.86%	1.20%	1.26%	1.11%	1.05%
Portfolio Turnover	4% (3)	15%	20%	15%	14%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	The investment adviser reduced a portion of its advisory fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
18
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP S&P MidCap 400 Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S& P MidCap 400® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
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VP S&P MidCap 400 Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 515,900,917(1)	$ —	$ —	$ 515,900,917
Exchange-Traded Funds	3,307,920	—	—	3,307,920
Short-Term Investments:
Affiliated Fund	11,815,347	—	—	11,815,347
Securities Lending Collateral	5,723,889	—	—	5,723,889
U.S. Treasury Obligations	—	1,971,785	—	1,971,785
Total Investments	$536,748,073	$1,971,785	$ —	$538,719,858
Liability Description
Futures Contracts	$ (1,231,555)	$ —	$ —	$ (1,231,555)
Total	$ (1,231,555)	$ —	$ —	$ (1,231,555)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
20

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VP S&P MidCap 400 Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2022, the investment advisory fee amounted to $604,830.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment advisory fee paid was reduced by $2,710 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by CRM. CRM did not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.33% for Class I and 0.53% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023. For the six months ended June 30, 2022, CRM waived or reimbursed expenses of $350,090.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2022, CRM was paid administrative fees of $362,898.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2022 amounted to $346,690 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $222 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
21

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2022, expenses incurred under the Servicing Plan amounted to $192,783, of which $62,892 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2022 are amounts payable to an affiliate of AIP under the Servicing Plan of $10,061.
4  Investment Activity
During the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $23,333,763 and $33,396,427, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$444,674,346
Gross unrealized appreciation	$ 137,356,186
Gross unrealized depreciation	(44,542,229)
Net unrealized appreciation	$ 92,813,957
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2022 is included in the Schedule of Investments. During the six months ended June 30, 2022, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(1,231,555) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2022 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (1,385,280)	$ (1,963,570)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2022 was approximately $13,724,000.
22

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2022, the total value of securities on loan was $10,788,859 and the total value of collateral received was $11,124,281, comprised of cash of $5,723,889 and U.S. government and/or agencies securities of $5,400,392.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 2,774,239	$ —	$ —	$ —	$ 2,774,239
Exchange-Traded Funds	2,949,650	—	—	—	2,949,650
Total	$5,723,889	$ —	$ —	$ —	$5,723,889
The carrying amount of the liability for deposits for securities loaned at June 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2022.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2022.
23

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Funds
At June 30, 2022, the value of the Fund’s investment in affiliated funds was $11,815,347, which represents 2.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$17,905,958	$18,680,433	$(36,586,972)	$ 616	$ (35)	$ —	$ 3,011	—
Liquidity Fund	—	34,245,740	(22,430,393)	—	—	11,815,347	16,422	11,815,347
Total				$ 616	$ (35)	$11,815,347	$19,433
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares for the six months ended June 30, 2022 and the year ended December 31, 2021 were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I
Shares sold	64,508	$ 8,341,458	147,712	$ 20,487,908
Reinvestment of distributions	—	—	75,913	10,392,540
Shares redeemed	(137,922)	(18,229,660)	(341,118)	(46,718,181)
Net decrease	(73,414)	$ (9,888,202)	(117,493)	$(15,837,733)
Class F
Shares sold	54,569	$ 7,154,183	127,650	$ 17,794,835
Reinvestment of distributions	—	—	99,191	13,609,987
Shares redeemed	(98,699)	(12,960,709)	(232,102)	(32,026,184)
Net decrease	(44,130)	$ (5,806,526)	(5,261)	$ (621,362)
At June 30, 2022, separate accounts of an insurance company that is an affiliate of AIP and a separate account of another insurance company owned 19.4% and 49.8%, respectively, of the value of the outstanding shares of the Fund.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
24

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a video conference meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 14, 2022, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period. The meeting was held by video conference due to circumstances related to current or potential effects of COVID-19 pursuant to temporary exemptive relief issued by the Securities and Exchange Commission.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
25

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP S&P MidCap 400 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2021. This performance data indicated that the Fund had outperformed the median of its peer universe for the one- and three-year periods ended December 31, 2021, while it had underperformed the median of its peer universe for the five-year period ended December 31, 2021. The performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2021. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
26

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
27

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 14, 2022, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
28

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
29

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

30

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
32

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24224     6.30.22

Calvert
VP Russell 2000® Small Cap Index Portfolio
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2022
Calvert
VP Russell 2000® Small Cap Index Portfolio

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Performance

Portfolio Manager(s) Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	(23.43)%	(25.28)%	4.90%	8.88%
Class F at NAV	10/04/2005	04/27/2000	(23.51)	(25.42)	4.68	8.64

Russell 2000® Index	—	—	(23.43)%	(25.20)%	5.16%	9.35%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.57%	0.77%
Net	0.39	0.59
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
iShares Russell 2000 ETF	1.3%
Biohaven Pharmaceutical Holding Co., Ltd.	0.4
Shockwave Medical, Inc.	0.3
Chart Industries, Inc.	0.3
Halozyme Therapeutics, Inc.	0.2
SailPoint Technologies Holdings, Inc.	0.2
SouthState Corp.	0.2
Southwest Gas Holdings, Inc.	0.2
STAG Industrial, Inc.	0.2
Agree Realty Corp.	0.2
Total	3.5%

*	Excludes cash and cash equivalents.

3

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Endnotes and Additional Disclosures

[1]	Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$ 765.70	$1.71 **	0.39%
Class F	$1,000.00	$ 764.90	$2.58 **	0.59%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.86	$1.96 **	0.39%
Class F	$1,000.00	$1,021.87	$2.96 **	0.59%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 91.2%

Security	Shares	Value
Aerospace & Defense — 0.9%
AAR Corp.(1)	2,667	$ 111,587
Aerojet Rocketdyne Holdings, Inc.(1)	6,015	244,209
AeroVironment, Inc.(1)	1,761	144,754
AerSale Corp.(1)	1,234	17,905
Archer Aviation, Inc., Class A(1)	9,338	28,761
Astra Space, Inc.(1)	10,792	14,030
Astronics Corp.(1)	2,153	21,896
Cadre Holdings, Inc.	1,239	24,371
Ducommun, Inc.(1)	914	39,339
Kaman Corp.	2,245	70,156
Kratos Defense & Security Solutions, Inc.(1)	9,405	130,542
Maxar Technologies, Inc.	5,624	146,730
Momentus, Inc.(1)	4,088	8,830
Moog, Inc., Class A	2,219	176,167
National Presto Industries, Inc.	420	27,569
Park Aerospace Corp.	1,804	23,019
Parsons Corp.(1)	2,523	101,980
Redwire Corp.(1)(2)	1,451	4,411
Rocket Lab USA, Inc.(1)	15,994	60,617
Terran Orbital Corp.(1)(2)	1,796	8,226
Triumph Group, Inc.(1)	4,884	64,908
Vectrus, Inc.(1)	987	33,025
Virgin Galactic Holdings, Inc.(1)(2)	17,120	103,062
		$ 1,606,094
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(1)	4,525	$ 130,003
Atlas Air Worldwide Holdings, Inc.(1)	2,101	129,653
Forward Air Corp.	2,084	191,645
Hub Group, Inc., Class A(1)	2,559	181,535
Radiant Logistics, Inc.(1)	3,434	25,480
		$ 658,316
Airlines — 0.4%
Allegiant Travel Co.(1)	1,188	$ 134,351
Blade Air Mobility, Inc.(1)	4,209	18,772
Frontier Group Holdings, Inc.(1)(2)	2,730	25,580
Hawaiian Holdings, Inc.(1)	3,989	57,083
Joby Aviation, Inc.(1)(2)	18,838	92,495
SkyWest, Inc.(1)	3,905	82,981
Spirit Airlines, Inc.(1)	8,178	194,963
Sun Country Airlines Holdings, Inc.(1)	2,490	45,667
Wheels Up Experience, Inc.(1)	11,938	23,279
		$ 675,171
Security	Shares	Value
Auto Components — 1.2%
Adient PLC(1)	7,121	$ 210,995
American Axle & Manufacturing Holdings, Inc.(1)	8,845	66,603
Dana, Inc.	9,683	136,240
Dorman Products, Inc.(1)	2,051	225,015
Fox Factory Holding Corp.(1)	3,182	256,278
Gentherm, Inc.(1)	2,608	162,765
Goodyear Tire & Rubber Co. (The)(1)	21,674	232,129
Holley, Inc.(1)(2)	3,857	40,499
LCI Industries	1,864	208,544
Luminar Technologies, Inc.(1)	17,907	106,189
Modine Manufacturing Co.(1)	4,047	42,615
Motorcar Parts of America, Inc.(1)	1,400	18,368
Patrick Industries, Inc.	1,647	85,380
Solid Power, Inc.(1)	4,258	22,908
Standard Motor Products, Inc.	1,640	73,784
Stoneridge, Inc.(1)	2,174	37,284
Tenneco, Inc., Class A(1)	6,190	106,220
Visteon Corp.(1)	2,087	216,171
XPEL, Inc.(1)	1,474	67,701
		$ 2,315,688
Automobiles — 0.2%
Canoo, Inc.(1)	8,156	$ 15,089
Cenntro Electric Group, Ltd.(1)(2)	13,805	20,845
Faraday Future Intelligent Electric, Inc.(1)(2)	7,449	19,367
Fisker, Inc.(1)(2)	12,446	106,662
Lordstown Motors Corp., Class A(1)	11,997	18,955
Mullen Automotive, Inc.(1)(2)	1,138	1,161
Winnebago Industries, Inc.	2,534	123,051
Workhorse Group, Inc.(1)(2)	11,961	31,099
		$ 336,229
Banks — 8.8%
1st Source Corp.	1,262	$ 57,295
ACNB Corp.	634	18,823
Allegiance Bancshares, Inc.	1,477	55,772
Amalgamated Financial Corp.	1,217	24,072
Amerant Bancorp, Inc.	2,132	59,952
American National Bankshares, Inc.	942	32,603
Ameris Bancorp	4,964	199,454
Arrow Financial Corp.	1,193	37,949
Associated Banc-Corp.	11,494	209,880
Atlantic Union Bankshares Corp.	5,618	190,563
Banc of California, Inc.	4,366	76,929
BancFirst Corp.	1,475	141,172
Bancorp, Inc. (The)(1)	4,094	79,915

6
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Bank First Corp.	510	$ 38,663
Bank of Marin Bancorp	1,090	34,640
Bank of NT Butterfield & Son, Ltd. (The)	3,729	116,308
BankUnited, Inc.	6,129	218,009
Bankwell Financial Group, Inc.	423	13,134
Banner Corp.	2,564	144,122
Bar Harbor Bankshares	1,146	29,636
Baycom Corp.	964	19,936
BCB Bancorp, Inc.	1,078	18,358
Berkshire Hills Bancorp, Inc.	3,744	92,739
Blue Ridge Bankshares, Inc.	1,360	20,835
Brookline Bancorp, Inc.	6,307	83,946
Business First Bancshares, Inc.	1,656	35,289
Byline Bancorp, Inc.	1,998	47,552
Cadence Bank	14,025	329,307
Cambridge Bancorp	500	41,350
Camden National Corp.	1,153	50,790
Capital Bancorp, Inc.	525	11,392
Capital City Bank Group, Inc.	1,232	34,360
Capstar Financial Holdings, Inc.	1,274	24,996
Carter Bankshares, Inc.(1)	1,998	26,374
Cathay General Bancorp	5,401	211,449
CBTX, Inc.	1,510	40,151
Central Pacific Financial Corp.	2,337	50,129
Citizens & Northern Corp.	1,125	27,191
City Holding Co.	1,154	92,182
Civista Bancshares, Inc.	1,318	28,021
CNB Financial Corp.	1,282	31,012
Coastal Financial Corp.(1)	740	28,209
Colony Bankcorp, Inc.	1,228	18,531
Columbia Banking System, Inc.	6,118	175,281
Community Bank System, Inc.	4,105	259,764
Community Trust Bancorp, Inc.	1,316	53,219
ConnectOne Bancorp, Inc.	2,830	69,193
CrossFirst Bankshares, Inc.(1)	3,418	45,118
Customers Bancorp, Inc.(1)	2,287	77,529
CVB Financial Corp.	10,140	251,573
Dime Community Bancshares, Inc.	2,653	78,661
Eagle Bancorp, Inc.	2,481	117,624
Eastern Bankshares, Inc.	12,065	222,720
Enterprise Bancorp, Inc.	790	25,430
Enterprise Financial Services Corp.	2,646	109,809
Equity Bancshares, Inc., Class A	1,296	37,791
Esquire Financial Holdings, Inc.	519	17,283
Farmers & Merchants Bancorp, Inc.	908	30,137
Farmers National Banc Corp.	2,422	36,330
FB Financial Corp.	2,671	104,757
Security	Shares	Value
Banks (continued)
Financial Institutions, Inc.	1,360	$ 35,387
First Bancorp, Inc. (The)	691	20,820
First Bancorp.	2,711	94,614
First BanCorp. / Puerto Rico	14,709	189,893
First Bancshares, Inc. (The)	1,589	45,445
First Bank / Hamilton	1,315	18,384
First Busey Corp.	3,985	91,057
First Business Financial Services, Inc.	601	18,745
First Commonwealth Financial Corp.	7,005	94,007
First Community Bankshares, Inc.	1,464	43,056
First Financial Bancorp	7,256	140,766
First Financial Bankshares, Inc.	9,749	382,843
First Financial Corp. / IN	891	39,649
First Foundation, Inc.	3,883	79,524
First Guaranty Bancshares, Inc.	455	11,061
First Internet Bancorp	680	25,038
First Interstate BancSystem, Inc., Class A	7,114	271,115
First Merchants Corp.	4,445	158,331
First Mid Bancshares, Inc.	1,248	44,516
First of Long Island Corp. (The)	2,051	35,954
First Western Financial, Inc.(1)	592	16,096
Five Star Bancorp	963	25,442
Flushing Financial Corp.	2,270	48,260
Fulton Financial Corp.	11,771	170,091
FVCBankcorp, Inc.(1)	896	16,872
German American Bancorp, Inc.	2,058	70,342
Glacier Bancorp, Inc.	8,510	403,544
Great Southern Bancorp, Inc.	796	46,614
Guaranty Bancshares, Inc.	732	26,535
Hancock Whitney Corp.	6,466	286,638
Hanmi Financial Corp.	2,358	52,914
HarborOne Bancorp, Inc.	3,960	54,608
HBT Financial, Inc.	782	13,974
Heartland Financial USA, Inc.	3,161	131,308
Heritage Commerce Corp.	4,704	50,286
Heritage Financial Corp.	2,776	69,844
Hilltop Holdings, Inc.	4,785	127,568
Home BancShares, Inc.	14,264	296,263
HomeStreet, Inc.	1,583	54,883
HomeTrust Bancshares, Inc.	1,190	29,750
Hope Bancorp, Inc.	9,119	126,207
Horizon Bancorp	3,023	52,661
Independent Bank Corp.	3,592	285,313
Independent Bank Corp. / MI	1,901	36,651
Independent Bank Group, Inc.	2,757	187,228
International Bancshares Corp.	4,217	169,017
John Marshall Bancorp, Inc.	855	19,272

7
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Lakeland Bancorp, Inc.	4,784	$ 69,942
Lakeland Financial Corp.	1,841	122,279
Live Oak Bancshares, Inc.	2,492	84,454
Macatawa Bank Corp.	2,061	18,219
Mercantile Bank Corp.	1,185	37,861
Meta Financial Group, Inc.	2,280	88,168
Metrocity Bankshares, Inc.	1,365	27,723
Metropolitan Bank Holding Corp.(1)	758	52,620
Mid Penn Bancorp, Inc.	1,112	29,991
Midland States Bancorp, Inc.	1,739	41,806
MidWestOne Financial Group, Inc.	980	29,126
MVB Financial Corp.	740	23,021
National Bank Holdings Corp., Class A	2,394	91,618
NBT Bancorp, Inc.	3,309	124,385
Nicolet Bankshares, Inc.(1)	962	69,591
Northeast Bank	504	18,411
Northwest Bancshares, Inc.	9,114	116,659
OceanFirst Financial Corp.	4,703	89,968
OFG Bancorp	3,572	90,729
Old National Bancorp	22,000	325,380
Old Second Bancorp, Inc.	3,177	42,508
Origin Bancorp, Inc.	1,666	64,641
Orrstown Financial Services, Inc.	900	21,753
Pacific Premier Bancorp, Inc.	7,033	205,645
Park National Corp.	1,076	130,465
Parke Bancorp, Inc.	758	15,888
PCB Bancorp	873	16,308
Peapack-Gladstone Financial Corp.	1,387	41,194
Peoples Bancorp, Inc.	1,946	51,764
Peoples Financial Services Corp.	676	37,748
Preferred Bank / Los Angeles	1,081	73,530
Premier Financial Corp.	2,799	70,955
Primis Financial Corp.	1,573	21,440
Professional Holding Corp., Class A(1)	970	19,448
QCR Holdings, Inc.	1,290	69,647
RBB Bancorp	1,147	23,708
Red River Bancshares, Inc.	422	22,822
Renasant Corp.	4,333	124,834
Republic Bancorp, Inc., Class A	737	35,560
Republic First Bancorp, Inc.(1)	4,071	15,511
S&T Bancorp, Inc.	2,930	80,370
Sandy Spring Bancorp, Inc.	3,460	135,182
Seacoast Banking Corp. of Florida	4,539	149,969
ServisFirst Bancshares, Inc.	3,828	302,106
Shore Bancshares, Inc.	1,334	24,679
Sierra Bancorp	1,243	27,010
Silvergate Capital Corp., Class A(1)	2,351	125,849
Security	Shares	Value
Banks (continued)
Simmons First National Corp., Class A	9,386	$ 199,546
SmartFinancial, Inc.	1,098	26,528
South Plains Financial, Inc.	868	20,954
Southern First Bancshares, Inc.(1)	613	26,721
Southside Bancshares, Inc.	2,444	91,454
SouthState Corp.	5,624	433,892
Stock Yards Bancorp, Inc.	2,147	128,434
Summit Financial Group, Inc.	955	26,530
Texas Capital Bancshares, Inc.(1)	3,814	200,769
Third Coast Bancshares, Inc.(1)	958	20,980
Tompkins Financial Corp.	1,120	80,752
TowneBank	5,051	137,135
TriCo Bancshares	2,280	104,059
Triumph Bancorp, Inc.(1)	1,845	115,423
Trustmark Corp.	4,595	134,128
UMB Financial Corp.	3,303	284,388
United Bankshares, Inc.	9,938	348,526
United Community Banks, Inc.	8,055	243,180
Unity Bancorp, Inc.	528	13,981
Univest Financial Corp.	2,262	57,545
USCB Financial Holdings, Inc.(1)	808	9,324
Valley National Bancorp	32,315	336,399
Veritex Holdings, Inc.	3,730	109,140
Washington Federal, Inc.	4,861	145,927
Washington Trust Bancorp, Inc.	1,312	63,461
WesBanco, Inc.	4,379	138,858
West BanCorp, Inc.	1,387	33,760
Westamerica BanCorp.	1,954	108,760
		$ 16,706,634
Beverages — 0.5%
Celsius Holdings, Inc.(1)(2)	4,135	$ 269,850
Coca-Cola Consolidated, Inc.	363	204,696
Duckhorn Portfolio, Inc. (The)(1)	2,773	58,399
MGP Ingredients, Inc.(2)	1,083	108,397
National Beverage Corp.	1,771	86,673
Primo Water Corp.	12,333	165,016
Vintage Wine Estates, Inc.(1)	2,429	19,092
Vita Coco Co., Inc. (The)(1)	2,091	20,471
		$ 932,594
Biotechnology — 6.4%
2seventy bio, Inc.(1)(2)	2,804	$ 37,013
4D Molecular Therapeutics, Inc.(1)	2,159	15,070
Aadi Bioscience, Inc.(1)	1,086	13,380
ACADIA Pharmaceuticals, Inc.(1)	9,384	132,221

8
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Adagio Therapeutics, Inc.(1)	4,566	$ 14,976
Adicet Bio, Inc.(1)(2)	1,640	23,944
ADMA Biologics, Inc.(1)	13,938	27,597
Aerovate Therapeutics, Inc.(1)	772	12,066
Affimed NV(1)	9,178	25,423
Agenus, Inc.(1)	20,257	39,299
Agios Pharmaceuticals, Inc.(1)	4,200	93,114
Akero Therapeutics, Inc.(1)	2,016	19,051
Albireo Pharma, Inc.(1)(2)	1,419	28,181
Alector, Inc.(1)	4,559	46,319
Alkermes PLC(1)	12,229	364,302
Allogene Therapeutics, Inc.(1)(2)	6,037	68,822
Allovir, Inc.(1)(2)	2,408	9,391
Alpine Immune Sciences, Inc.(1)	911	7,753
ALX Oncology Holdings, Inc.(1)	1,419	11,480
Amicus Therapeutics, Inc.(1)	20,619	221,448
AnaptysBio, Inc.(1)(2)	1,512	30,694
Anavex Life Sciences Corp.(1)(2)	4,866	48,709
Anika Therapeutics, Inc.(1)	1,202	26,829
Apellis Pharmaceuticals, Inc.(1)	6,819	308,355
Arbutus Biopharma Corp.(1)	6,124	16,596
Arcellx, Inc.(1)	705	12,746
Arcturus Therapeutics Holdings, Inc.(1)(2)	1,638	25,782
Arcus Biosciences, Inc.(1)	3,592	91,021
Arcutis Biotherapeutics, Inc.(1)	2,627	55,981
Arrowhead Pharmaceuticals, Inc.(1)	7,925	279,039
Atara Biotherapeutics, Inc.(1)	6,782	52,832
Aura Biosciences, Inc.(1)(2)	1,374	19,470
Aurinia Pharmaceuticals, Inc.(1)	10,061	101,113
Avid Bioservices, Inc.(1)	4,695	71,646
Avidity Biosciences, Inc.(1)	3,667	53,281
Beam Therapeutics, Inc.(1)(2)	4,767	184,531
BioCryst Pharmaceuticals, Inc.(1)	13,940	147,485
Biohaven Pharmaceutical Holding Co., Ltd.(1)	4,672	680,757
Bioxcel Therapeutics, Inc.(1)(2)	1,350	17,820
Bluebird Bio, Inc.(1)	5,296	21,925
Blueprint Medicines Corp.(1)	4,576	231,134
Bridgebio Pharma, Inc.(1)	8,200	74,456
C4 Therapeutics, Inc.(1)	2,962	22,333
CareDx, Inc.(1)	3,924	84,287
Caribou Biosciences, Inc.(1)	3,945	21,421
Catalyst Pharmaceuticals, Inc.(1)	7,603	53,297
Celldex Therapeutics, Inc.(1)	3,525	95,034
Celularity, Inc.	1,169	3,975
Century Therapeutics, Inc.(1)	905	7,602
Cerevel Therapeutics Holdings, Inc.(1)	4,076	107,769
ChemoCentryx, Inc.(1)	4,740	117,457
Security	Shares	Value
Biotechnology (continued)
Chimerix, Inc.(1)	4,840	$ 10,067
Chinook Therapeutics, Inc.(1)	3,020	52,820
Cogent Biosciences, Inc.(1)	2,913	26,275
Coherus Biosciences, Inc.(1)(2)	5,115	37,033
Crinetics Pharmaceuticals, Inc.(1)	3,987	74,358
CTI BioPharma Corp.(1)	6,947	41,474
Cullinan Oncology, Inc.(1)(2)	1,984	25,435
Cytokinetics, Inc.(1)	6,145	241,437
Day One Biopharmaceuticals, Inc.(1)(2)	1,764	31,576
Deciphera Pharmaceuticals, Inc.(1)	3,305	43,461
Denali Therapeutics, Inc.(1)	7,469	219,813
Design Therapeutics, Inc.(1)	2,055	28,770
Dynavax Technologies Corp.(1)(2)	8,984	113,109
Dyne Therapeutics, Inc.(1)(2)	2,355	16,179
Eagle Pharmaceuticals, Inc.(1)	867	38,521
Editas Medicine, Inc.(1)(2)	5,352	63,314
Eiger BioPharmaceuticals, Inc.(1)	2,068	13,028
Emergent BioSolutions, Inc.(1)	3,841	119,225
Enanta Pharmaceuticals, Inc.(1)	1,477	69,818
Enochian Biosciences, Inc.(1)(2)	1,482	2,860
EQRx, Inc.(1)(2)	10,255	48,096
Erasca, Inc.(1)	4,957	27,610
Fate Therapeutics, Inc.(1)(2)	6,294	155,965
FibroGen, Inc.(1)	7,057	74,522
Foghorn Therapeutics, Inc.(1)	1,534	20,862
Forma Therapeutics Holdings, Inc.(1)	2,458	16,936
Gelesis Holdings, Inc.(1)	739	1,145
Generation Bio Co.(1)	3,277	21,497
Geron Corp.(1)(2)	24,481	37,946
Global Blood Therapeutics, Inc.(1)(2)	4,693	149,941
Gossamer Bio, Inc.(1)	4,379	36,652
GreenLight Biosciences Holdings PBC(1)	1,053	2,327
Halozyme Therapeutics, Inc.(1)	10,178	447,832
Heron Therapeutics, Inc.(1)(2)	7,128	19,887
HilleVax, Inc.(1)(2)	972	10,624
Humacyte, Inc.(1)	1,323	4,247
Icosavax, Inc.(1)	1,875	10,744
Ideaya Biosciences, Inc.(1)	2,556	35,273
IGM Biosciences, Inc.(1)	627	11,305
Imago Biosciences, Inc.(1)	1,556	20,835
ImmunityBio, Inc.(1)(2)	5,244	19,508
ImmunoGen, Inc.(1)	15,644	70,398
Immunovant, Inc.(1)	3,141	12,250
Inhibrx, Inc.(1)(2)	2,189	24,845
Inovio Pharmaceuticals, Inc.(1)(2)	16,212	28,047
Insmed, Inc.(1)(2)	9,219	181,799
Instil Bio, Inc.(1)	4,179	19,307

9
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Intellia Therapeutics, Inc.(1)	5,656	$ 292,755
Intercept Pharmaceuticals, Inc.(1)(2)	2,290	31,625
Iovance Biotherapeutics, Inc.(1)	11,308	124,840
Ironwood Pharmaceuticals, Inc.(1)	10,251	118,194
iTeos Therapeutics, Inc.(1)	1,605	33,063
IVERIC bio, Inc.(1)	8,892	85,541
Janux Therapeutics, Inc.(1)(2)	1,014	12,381
Jounce Therapeutics, Inc.(1)	2,585	7,833
KalVista Pharmaceuticals, Inc.(1)	1,550	15,252
Karuna Therapeutics, Inc.(1)	1,972	249,478
Karyopharm Therapeutics, Inc.(1)	6,194	27,935
Keros Therapeutics, Inc.(1)	1,092	30,172
Kezar Life Sciences, Inc.(1)	2,937	24,289
Kiniksa Pharmaceuticals, Ltd., Class A(1)	2,278	22,074
Kinnate Biopharma, Inc.(1)	1,973	24,880
Kodiak Sciences, Inc.(1)	2,568	19,620
Kronos Bio, Inc.(1)	3,044	11,080
Krystal Biotech, Inc.(1)	1,560	102,430
Kura Oncology, Inc.(1)	4,759	87,232
Kymera Therapeutics, Inc.(1)(2)	2,634	51,863
Lexicon Pharmaceuticals, Inc.(1)	5,367	9,983
Ligand Pharmaceuticals, Inc.(1)	1,219	108,759
Lyell Immunopharma, Inc.(1)	12,976	84,603
MacroGenics, Inc.(1)	4,499	13,272
Madrigal Pharmaceuticals, Inc.(1)	890	63,706
MannKind Corp.(1)(2)	18,965	72,257
MeiraGTx Holdings PLC(1)	2,356	17,835
Mersana Therapeutics, Inc.(1)	5,400	24,948
MiMedx Group, Inc.(1)	8,710	30,224
Mirum Pharmaceuticals, Inc.(1)	1,192	23,196
Monte Rosa Therapeutics, Inc.(1)(2)	2,241	21,670
Morphic Holding, Inc.(1)	1,626	35,284
Myriad Genetics, Inc.(1)	6,066	110,219
Nkarta, Inc.(1)	2,431	29,950
Nurix Therapeutics, Inc.(1)	3,325	42,128
Nuvalent, Inc., Class A(1)	1,431	19,404
Ocugen, Inc.(1)	14,478	32,865
Organogenesis Holdings, Inc.(1)	5,386	26,284
Outlook Therapeutics, Inc.(1)(2)	6,867	7,004
Pardes Biosciences, Inc.(1)	2,125	6,524
PepGen, Inc.(1)	625	6,206
PMV Pharmaceuticals, Inc.(1)(2)	2,762	39,358
Point Biopharma Global, Inc.(1)(2)	5,554	37,823
Praxis Precision Medicines, Inc.(1)(2)	2,483	6,083
Precigen, Inc.(1)(2)	7,437	9,966
Prometheus Biosciences, Inc.(1)	2,316	65,381
Protagonist Therapeutics, Inc.(1)	3,501	27,693
Security	Shares	Value
Biotechnology (continued)
Prothena Corp. PLC(1)	2,702	$ 73,359
PTC Therapeutics, Inc.(1)	5,446	218,167
Radius Health, Inc.(1)	3,845	39,873
Rallybio Corp.(1)	1,410	10,645
Rapt Therapeutics, Inc.(1)	1,664	30,368
Recursion Pharmaceuticals, Inc., Class A(1)	10,141	82,548
REGENXBIO, Inc.(1)	2,991	73,878
Relay Therapeutics, Inc.(1)(2)	5,798	97,116
Replimune Group, Inc.(1)	2,280	39,854
REVOLUTION Medicines, Inc.(1)	4,657	90,765
Rigel Pharmaceuticals, Inc.(1)(2)	14,810	16,735
Rocket Pharmaceuticals, Inc.(1)	3,009	41,404
Sage Therapeutics, Inc.(1)	3,907	126,196
Sana Biotechnology, Inc.(1)(2)	6,618	42,554
Sangamo Therapeutics, Inc.(1)	9,803	40,584
Seres Therapeutics, Inc.(1)	5,457	18,717
Sierra Oncology, Inc.(1)	1,111	61,094
Sorrento Therapeutics, Inc.(1)(2)	28,515	57,315
SpringWorks Therapeutics, Inc.(1)(2)	2,634	64,849
Stoke Therapeutics, Inc.(1)	1,497	19,775
Sutro Biopharma, Inc.(1)	3,400	17,714
Syndax Pharmaceuticals, Inc.(1)	3,525	67,821
Talaris Therapeutics, Inc.(1)	1,647	7,428
Tango Therapeutics, Inc.(1)	3,498	15,846
Tenaya Therapeutics, Inc.(1)	2,217	12,482
TG Therapeutics, Inc.(1)	9,827	41,765
Travere Therapeutics, Inc.(1)	4,501	109,059
Turning Point Therapeutics, Inc.(1)	3,433	258,333
Twist Bioscience Corp.(1)	4,293	150,083
Tyra Biosciences, Inc.(1)(2)	940	6,721
Vanda Pharmaceuticals, Inc.(1)	4,281	46,663
Vaxart, Inc.(1)(2)	9,366	32,781
Vaxcyte, Inc.(1)	3,953	86,017
VBI Vaccines, Inc.(1)	14,103	11,402
Vera Therapeutics, Inc.(1)	1,061	14,440
Veracyte, Inc.(1)	5,172	102,923
Vericel Corp.(1)	3,645	91,781
Verve Therapeutics, Inc.(1)	2,827	43,197
Vir Biotechnology, Inc.(1)	5,439	138,531
Viridian Therapeutics, Inc.(1)	1,935	22,388
VistaGen Therapeutics, Inc.(1)(2)	15,000	13,200
Xencor, Inc.(1)	4,334	118,622
Y-mAbs Therapeutics, Inc.(1)(2)	2,645	40,019
Zentalis Pharmaceuticals, Inc.(1)	2,752	77,331
		$ 12,172,705

10
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products — 1.2%
AAON, Inc.	3,340	$ 182,898
American Woodmark Corp.(1)	1,377	61,979
Apogee Enterprises, Inc.	1,667	65,380
Caesarstone, Ltd.	1,950	17,804
Cornerstone Building Brands, Inc.(1)	4,745	116,205
CSW Industrials, Inc.	1,163	119,824
Gibraltar Industries, Inc.(1)	2,573	99,704
Griffon Corp.	3,455	96,844
Insteel Industries, Inc.	1,366	45,993
Janus International Group, Inc.(1)	6,126	55,318
JELD-WEN Holding, Inc.(1)	6,466	94,339
Masonite International Corp.(1)	1,692	129,996
PGT Innovations, Inc.(1)	4,639	77,193
Quanex Building Products Corp.	2,627	59,764
Resideo Technologies, Inc.(1)	10,848	210,668
Simpson Manufacturing Co., Inc.	3,252	327,184
UFP Industries, Inc.	4,566	311,127
View, Inc.(1)(2)	10,783	17,468
Zurn Water Solutions Corp.	9,407	256,247
		$ 2,345,935
Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A	4,606	$ 163,835
Assetmark Financial Holdings(1)	1,445	27,123
Associated Capital Group, Inc., Class A	224	8,026
B. Riley Financial, Inc.(2)	1,590	67,178
BGC Partners, Inc., Class A	24,450	82,397
Blucora, Inc.(1)	3,770	69,594
Brightsphere Investment Group, Inc.	2,506	45,133
Celularity, Inc.(1)	4,263	8,952
Cohen & Steers, Inc.	1,907	121,266
Cowen, Inc., Class A	2,148	50,886
Diamond Hill Investment Group, Inc.	250	43,410
Donnelley Financial Solutions, Inc.(1)	2,310	67,660
Federated Hermes, Inc., Class B	6,586	209,369
Focus Financial Partners, Inc., Class A(1)	4,351	148,195
GAMCO Investors, Inc., Class A	342	7,148
GCM Grosvenor, Inc., Class A(2)	3,365	23,050
Hamilton Lane, Inc., Class A	2,688	180,580
Houlihan Lokey, Inc.	3,826	301,986
Manning & Napier, Inc.	1,190	14,839
MarketWise, Inc.(1)	1,277	4,597
Moelis & Co., Class A	4,797	188,762
Open Lending Corp., Class A(1)	8,176	83,640
Oppenheimer Holdings, Inc., Class A	724	23,921
Perella Weinberg Partners	3,494	20,370
Security	Shares	Value
Capital Markets (continued)
Piper Sandler Cos.	1,341	$ 152,016
PJT Partners, Inc., Class A	1,843	129,526
Pzena Investment Management, Inc., Class A	1,231	8,112
Sculptor Capital Management, Inc.	1,486	12,408
Silvercrest Asset Management Group, Inc., Class A	744	12,209
StepStone Group, Inc., Class A	3,954	102,923
StoneX Group, Inc.(1)	1,391	108,595
Value Line, Inc.	91	6,011
Victory Capital Holdings, Inc.	1,237	29,812
Virtus Investment Partners, Inc.	560	95,771
WisdomTree Investments, Inc.	11,656	59,096
		$ 2,678,396
Chemicals — 2.0%
AdvanSix, Inc.	2,111	$ 70,592
American Vanguard Corp.	2,506	56,009
Amyris, Inc.(1)(2)	13,112	24,257
Aspen Aerogels, Inc.(1)	1,806	17,843
Avient Corp.	6,828	273,666
Balchem Corp.	2,390	310,078
Cabot Corp.	4,172	266,132
Chase Corp.	627	48,787
Danimer Scientific, Inc.(1)(2)	7,000	31,920
Diversey Holdings, Ltd.(1)	5,861	38,683
Ecovyst, Inc.	4,861	47,881
FutureFuel Corp.	1,874	13,643
GCP Applied Technologies, Inc.(1)	3,733	116,768
Hawkins, Inc.	1,498	53,973
HB Fuller Co.	4,089	246,199
Ingevity Corp.(1)	2,919	184,306
Innospec, Inc.	1,881	180,181
Intrepid Potash, Inc.(1)	831	37,636
Koppers Holdings, Inc.	1,571	35,567
Kronos Worldwide, Inc.	1,877	34,537
Livent Corp.(1)	12,423	281,878
LSB Industries, Inc.(1)	2,378	32,959
Minerals Technologies, Inc.	2,459	150,835
Origin Materials, Inc.(1)	7,980	40,858
Orion Engineered Carbons S.A.	4,752	73,798
Perimeter Solutions SA(1)(2)	9,139	99,067
PureCycle Technologies, Inc.(1)(2)	7,970	59,137
Quaker Chemical Corp.	1,058	158,192
Rayonier Advanced Materials, Inc.(1)	5,330	13,965
Schweitzer-Mauduit International, Inc.	2,615	65,689
Sensient Technologies Corp.	3,147	253,522
Stepan Co.	1,602	162,363
Tredegar Corp.	2,145	21,450

11
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Trinseo PLC	2,712	$ 104,303
Tronox Holdings PLC, Class A	8,787	147,622
Valhi, Inc.	189	8,569
		$ 3,762,865
Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	5,029	$ 218,359
ACCO Brands Corp.	7,737	50,523
ACV Auctions, Inc.(1)	8,457	55,309
Aris Water Solution, Inc.	1,504	25,087
Brady Corp., Class A	3,699	174,741
BrightView Holdings, Inc.(1)	3,485	41,820
Brink's Co. (The)	3,481	211,331
Casella Waste Systems, Inc., Class A(1)	3,858	280,399
Cimpress PLC(1)	1,294	50,337
CompX International, Inc.	124	2,876
CoreCivic, Inc.(1)	9,406	104,501
Deluxe Corp.	3,303	71,576
Ennis, Inc.	2,271	45,942
GEO Group, Inc. (The)(1)(2)	9,238	60,971
Harsco Corp.(1)	6,141	43,662
Healthcare Services Group, Inc.	5,559	96,782
Heritage-Crystal Clean, Inc.(1)	1,244	33,538
HNI Corp.	3,365	116,732
Interface, Inc.	4,493	56,342
KAR Auction Services, Inc.(1)	9,114	134,614
Kimball International, Inc., Class B	3,203	24,567
Li-Cycle Holdings Corp.(1)	9,920	68,250
Matthews International Corp., Class A	2,426	69,553
MillerKnoll, Inc.	5,702	149,792
Montrose Environmental Group, Inc.(1)	2,024	68,330
NL Industries, Inc.	532	5,251
Pitney Bowes, Inc.	14,661	53,073
Quad / Graphics, Inc.(1)	2,612	7,183
SP Plus Corp.(1)	1,895	58,214
Steelcase, Inc., Class A	7,018	75,303
UniFirst Corp.	1,123	193,358
Viad Corp.(1)	1,592	43,955
VSE Corp.	830	31,191
		$ 2,723,462
Communications Equipment — 0.7%
ADTRAN, Inc.	4,115	$ 72,136
Aviat Networks, Inc.(1)	756	18,930
Calix, Inc.(1)	4,281	146,153
Cambium Networks Corp.(1)	659	9,654
Security	Shares	Value
Communications Equipment (continued)
Casa Systems, Inc.(1)	2,241	$ 8,807
Clearfield, Inc.(1)	881	54,578
CommScope Holding Co., Inc.(1)	15,384	94,150
Comtech Telecommunications Corp.	2,055	18,639
Digi International, Inc.(1)	2,713	65,709
DZS, Inc.(1)	1,018	16,563
Extreme Networks, Inc.(1)	9,679	86,337
Harmonic, Inc.(1)	7,210	62,511
Infinera Corp.(1)	13,753	73,716
Inseego Corp.(1)(2)	6,022	11,382
NETGEAR, Inc.(1)	2,438	45,152
NetScout Systems, Inc.(1)	5,503	186,276
Ondas Holdings, Inc.(1)(2)	2,564	13,820
Plantronics, Inc.(1)	3,236	128,404
Ribbon Communications, Inc.(1)	5,864	17,827
Viavi Solutions, Inc.(1)	17,071	225,849
		$ 1,356,593
Construction & Engineering — 1.2%
Ameresco, Inc., Class A(1)	2,423	$ 110,392
API Group Corp.(1)	15,597	233,487
Arcosa, Inc.	3,800	176,434
Argan, Inc.	1,051	39,223
Comfort Systems USA, Inc.	2,659	221,096
Concrete Pumping Holdings, Inc.(1)(2)	2,145	12,999
Construction Partners, Inc., Class A(1)	3,089	64,684
Dycom Industries, Inc.(1)	2,166	201,525
EMCOR Group, Inc.	3,802	391,454
Fluor Corp.(1)	10,677	259,878
Granite Construction, Inc.	3,588	104,554
Great Lakes Dredge & Dock Corp.(1)	5,123	67,162
IES Holdings, Inc.(1)	610	18,404
Infrastructure and Energy Alternatives, Inc.(1)	1,639	13,161
MYR Group, Inc.(1)	1,295	114,128
Northwest Pipe Co.(1)	837	25,060
NV5 Global, Inc.(1)	1,020	119,075
Primoris Services Corp.	4,194	91,261
Sterling Infrastructure, Inc.(1)	2,268	49,715
Tutor Perini Corp.(1)	3,186	27,973
		$ 2,341,665
Construction Materials — 0.1%
Summit Materials, Inc., Class A(1)	8,895	$ 207,164
United States Lime & Minerals, Inc.	156	16,474
		$ 223,638

12
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance — 0.6%
Atlanticus Holdings Corp.(1)	446	$ 15,686
Consumer Portfolio Services, Inc.(1)	1,073	10,998
Curo Group Holdings Corp.	1,544	8,538
Encore Capital Group, Inc.(1)	1,916	110,687
Enova International, Inc.(1)	2,388	68,822
EZCORP, Inc., Class A(1)	4,319	32,436
FirstCash Holdings, Inc.	2,895	201,231
Green Dot Corp., Class A(1)	3,643	91,476
LendingClub Corp.(1)	7,566	88,447
LendingTree, Inc.(1)	911	39,920
Moneylion, Inc.(1)	10,839	14,307
Navient Corp.	8,712	121,881
Nelnet, Inc., Class A	1,120	95,480
NerdWallet, Inc.(1)	1,921	15,234
Oportun Financial Corp.(1)	1,717	14,200
OppFi, Inc.(1)	1,009	3,320
PRA Group, Inc.(1)	2,977	108,244
PROG Holdings, Inc.(1)	4,385	72,352
Regional Management Corp.	671	25,075
Sunlight Financial Holdings, Inc.(1)	1,823	5,378
World Acceptance Corp.(1)	366	41,080
		$ 1,184,792
Containers & Packaging — 0.3%
Cryptyde, Inc.	1,377	$ 2,795
Greif, Inc., Class A	2,023	126,195
Greif, Inc., Class B	446	27,781
Myers Industries, Inc.	2,722	61,871
O-I Glass, Inc.(1)	11,675	163,450
Pactiv Evergreen, Inc.	3,313	32,997
Ranpak Holdings Corp.(1)	2,883	20,181
TriMas Corp.	3,443	95,337
		$ 530,607
Distributors — 0.0%
Funko, Inc., Class A(1)	2,097	$ 46,805
Weyco Group, Inc.	443	10,831
		$ 57,636
Diversified Consumer Services — 0.9%
2U, Inc.(1)(2)	5,625	$ 58,894
Adtalem Global Education, Inc.(1)	3,366	121,075
American Public Education, Inc.(1)	1,323	21,380
Beachbody Co., Inc. (The)(1)	7,850	9,420
Carriage Services, Inc.	1,188	47,104
Chegg, Inc.(1)	9,330	175,217
Security	Shares	Value
Diversified Consumer Services (continued)
Coursera, Inc.(1)	8,458	$ 119,934
Duolingo, Inc.(1)	1,766	154,613
European Wax Center, Inc., Class A	1,586	27,945
frontdoor, Inc.(1)	6,209	149,513
Graham Holdings Co., Class B	282	159,849
Laureate Education, Inc., Class A	8,501	98,357
Nerdy, Inc.(1)	4,065	8,658
OneSpaWorld Holdings, Ltd.(1)(2)	4,007	28,730
Perdoceo Education Corp.(1)	5,120	60,314
PowerSchool Holdings, Inc., Class A(1)	3,319	39,994
Rover Group, Inc.(1)	6,955	26,151
StoneMor, Inc.(1)	2,522	8,625
Strategic Education, Inc.	1,726	121,821
Stride, Inc.(1)	3,159	128,856
Udemy, Inc.(1)	5,412	55,257
Universal Technical Institute, Inc.(1)	2,430	17,326
Vivint Smart Home, Inc.(1)	7,248	25,223
WW International, Inc.(1)	4,129	26,384
		$ 1,690,640
Diversified Financial Services — 0.3%
Alerus Financial Corp.	1,321	$ 31,453
A-Mark Precious Metals, Inc.	1,368	44,118
Banco Latinoamericano de Comercio Exterior S.A.	2,614	34,688
Cannae Holdings, Inc.(1)	5,668	109,619
Compass Diversified Holdings	4,544	97,332
Jackson Financial, Inc.	5,665	151,539
SWK Holdings Corp.(1)	267	4,665
		$ 473,414
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(1)	926	$ 38,031
ATN International, Inc.	967	45,362
Bandwidth, Inc., Class A(1)	1,790	33,688
Charge Enterprises, Inc.(2)	8,110	38,685
Cogent Communications Holdings, Inc.	3,270	198,685
Consolidated Communications Holdings, Inc.(1)	5,584	39,088
EchoStar Corp., Class A(1)	2,885	55,680
Globalstar, Inc.(1)(2)	47,604	58,553
IDT Corp., Class B(1)	1,125	28,294
Iridium Communications, Inc.(1)	9,554	358,848
Liberty Latin America, Ltd., Class A(1)	3,362	26,223
Liberty Latin America, Ltd., Class C(1)	11,849	92,304
Ooma, Inc.(1)	1,488	17,618
Radius Global Infrastructure, Inc., Class A(1)	5,581	85,166

13
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services (continued)
Starry Group Holdings, Inc., Class A(1)(2)	1,784	$ 7,350
		$ 1,123,575
Electric Utilities — 0.7%
ALLETE, Inc.	4,300	$ 252,754
MGE Energy, Inc.	2,731	212,553
Otter Tail Corp.	3,085	207,096
PNM Resources, Inc.	6,410	306,270
Portland General Electric Co.	6,712	324,391
Via Renewables, Inc.(2)	1,012	7,752
		$ 1,310,816
Electrical Equipment — 1.0%
Allied Motion Technologies, Inc.	952	$ 21,744
Array Technologies, Inc.(1)	11,309	124,512
Atkore, Inc.(1)	3,226	267,790
AZZ, Inc.	1,841	75,150
Babcock & Wilcox Enterprises, Inc.(1)	4,352	26,243
Blink Charging Co.(1)	2,863	47,325
Bloom Energy Corp., Class A(1)(2)	12,213	201,514
Encore Wire Corp.	1,428	148,398
Energy Vault Holdings, Inc.(1)	1,887	18,908
EnerSys	3,215	189,556
Enovix Corp.(1)	8,159	72,697
ESS Tech, Inc.(1)(2)	6,050	17,001
Fluence Energy, Inc.(1)(2)	2,695	25,549
FTC Solar, Inc.(1)(2)	3,174	11,490
FuelCell Energy, Inc.(1)(2)	28,578	107,167
GrafTech International, Ltd.	15,608	110,349
Heliogen, Inc.(1)	1,434	3,026
NuScale Power Corp.(1)	1,286	12,847
Powell Industries, Inc.	811	18,953
Preformed Line Products Co.	222	13,653
Shoals Technologies Group, Inc.(1)	8,389	138,251
Stem, Inc.(1)(2)	10,809	77,392
Thermon Group Holdings, Inc.(1)	2,669	37,499
TPI Composites, Inc.(1)	2,801	35,012
Vicor Corp.(1)	1,651	90,359
		$ 1,892,385
Electronic Equipment, Instruments & Components — 2.0%
908 Devices, Inc.(1)	1,442	$ 29,691
Advanced Energy Industries, Inc.	2,818	205,658
Aeva Technologies, Inc.(1)	8,168	25,566
AEye, Inc.(1)	1,981	3,784
Akoustis Technologies, Inc.(1)(2)	4,010	14,837
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Arlo Technologies, Inc.(1)	6,268	$ 39,300
Badger Meter, Inc.	2,290	185,238
Belden, Inc.	3,292	175,365
Benchmark Electronics, Inc.	2,968	66,958
Cepton, Inc.(1)(2)	583	909
CTS Corp.	2,503	85,227
ePlus, Inc.(1)	2,086	110,808
Evolv Technologies Holdings, Inc.(1)	6,304	16,769
Fabrinet (1)	2,770	224,647
FARO Technologies, Inc.(1)	1,514	46,677
Focus Universal, Inc.(1)(2)	1,328	15,166
Identiv, Inc.(1)	1,620	18,760
Insight Enterprises, Inc.(1)	2,356	203,276
Itron, Inc.(1)	3,384	167,271
Kimball Electronics, Inc.(1)	2,097	42,150
Knowles Corp.(1)	7,204	124,845
Lightwave Logic, Inc.(1)	8,384	54,831
Methode Electronics, Inc.	2,719	100,712
MicroVision, Inc.(1)(2)	12,416	47,677
Mirion Technologies, Inc.(1)	10,275	59,184
Napco Security Technologies, Inc.(1)	2,090	43,033
nLight, Inc.(1)	3,335	34,084
Novanta, Inc.(1)	2,665	323,185
OSI Systems, Inc.(1)	1,215	103,810
Ouster, Inc.(1)	9,965	16,143
PAR Technology Corp.(1)(2)	1,860	69,731
PC Connection, Inc.	941	41,451
Plexus Corp.(1)	2,060	161,710
Rogers Corp.(1)	1,407	368,761
Sanmina Corp.(1)	4,503	183,407
ScanSource, Inc.(1)	2,089	65,051
SmartRent, Inc.(1)	8,925	40,341
TTM Technologies, Inc.(1)	8,062	100,775
Velodyne Lidar, Inc.(1)	14,482	13,833
Vishay Intertechnology, Inc.	9,919	176,757
Vishay Precision Group, Inc.(1)	1,011	29,450
		$ 3,836,828
Energy Equipment & Services — 1.4%
Archrock, Inc.	10,154	$ 83,973
Borr Drilling, Ltd.(1)(2)	10,079	46,464
Bristow Group, Inc.(1)	1,813	42,424
Cactus, Inc., Class A	4,280	172,356
ChampionX Corp.	15,327	304,241
Diamond Offshore Drilling, Inc.(1)	7,492	44,128
DMC Global, Inc.(1)	1,457	26,270
Dril-Quip, Inc.(1)	2,558	65,996

14
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services (continued)
Expro Group Holdings NV(1)	5,815	$ 66,989
Helix Energy Solutions Group, Inc.(1)	12,468	38,651
Helmerich & Payne, Inc.	7,711	332,036
Liberty Energy, Inc., Class A(1)	10,709	136,647
Nabors Industries, Ltd.(1)	680	91,052
National Energy Services Reunited Corp.(1)	2,911	19,737
Newpark Resources, Inc.(1)	7,671	23,703
NexTier Oilfield Solutions, Inc.(1)	13,416	127,586
Noble Corp.(1)	2,822	71,538
Oceaneering International, Inc.(1)	7,810	83,411
Oil States International, Inc.(1)	5,061	27,431
Patterson-UTI Energy, Inc.	16,091	253,594
ProPetro Holding Corp.(1)	6,820	68,200
RPC, Inc.(1)	5,124	35,407
Select Energy Services, Inc., Class A(1)	5,076	34,618
Solaris Oilfield Infrastructure, Inc., Class A	2,541	27,646
TETRA Technologies, Inc.(1)	9,623	39,069
Tidewater, Inc.(1)	3,229	68,100
US Silica Holdings, Inc.(1)	5,760	65,779
Valaris, Ltd.(1)	4,570	193,037
Weatherford International PLC(1)	5,302	112,243
		$ 2,702,326
Entertainment — 0.3%
Cinemark Holdings, Inc.(1)	8,475	$ 127,294
IMAX Corp.(1)	3,908	66,006
Liberty Braves Group, Series A(1)(2)	713	17,932
Liberty Braves Group, Series C(1)	3,012	72,288
Lions Gate Entertainment Corp., Class A(1)	4,567	42,519
Lions Gate Entertainment Corp., Class B(1)	9,036	79,788
Madison Square Garden Entertainment Corp.(1)	2,038	107,240
Marcus Corp. (The)(1)(2)	1,876	27,708
Playstudios, Inc.(1)	5,943	25,436
Redbox Entertainment, Inc.(1)	491	3,633
Reservoir Media, Inc.(1)	1,534	10,002
Skillz, Inc.(1)	22,921	28,422
		$ 608,268
Equity Real Estate Investment Trusts (REITs) — 6.0%
Acadia Realty Trust	6,900	$ 107,778
Agree Realty Corp.	5,632	406,236
Alexander & Baldwin, Inc.	5,556	99,730
Alexander's, Inc.	184	40,877
American Assets Trust, Inc.	3,916	116,305
Apartment Investment and Management Co., Class A(1)	11,681	74,758
Apple Hospitality REIT, Inc.	16,468	241,586
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Armada Hoffler Properties, Inc.	4,892	$ 62,813
Ashford Hospitality Trust, Inc.(1)(2)	2,580	15,428
Bluerock Residential Growth REIT, Inc.	2,150	56,524
Braemar Hotels & Resorts, Inc.	3,489	14,968
Brandywine Realty Trust	13,308	128,289
Broadstone Net Lease, Inc.	12,852	263,595
BRT Apartments Corp.	682	14,656
CareTrust REIT, Inc.	7,568	139,554
CatchMark Timber Trust, Inc., Class A	4,393	44,194
CBL & Associates Properties, Inc.(1)	1,997	46,910
Cedar Realty Trust, Inc.	806	23,205
Centerspace	1,104	90,031
Chatham Lodging Trust(1)	3,800	39,710
City Office REIT, Inc.	3,686	47,734
Clipper Realty, Inc.	1,313	10,136
Community Healthcare Trust, Inc.	1,862	67,423
Corporate Office Properties Trust	8,451	221,332
CTO Realty Growth, Inc.(2)	466	28,482
DiamondRock Hospitality Co.(1)	16,248	133,396
Diversified Healthcare Trust	18,611	33,872
Easterly Government Properties, Inc.	6,683	127,244
Empire State Realty Trust, Inc., Class A	11,214	78,834
Equity Commonwealth(1)	8,094	222,828
Essential Properties Realty Trust, Inc.	9,792	210,430
Farmland Partners, Inc.	3,435	47,403
Four Corners Property Trust, Inc.	5,983	159,088
Franklin Street Properties Corp.	9,022	37,622
Getty Realty Corp.	3,183	84,349
Gladstone Commercial Corp.	2,560	48,230
Gladstone Land Corp.	2,444	54,159
Global Medical REIT, Inc.	4,446	49,929
Global Net Lease, Inc.	8,143	115,305
Healthcare Realty Trust, Inc.	11,320	307,904
Hersha Hospitality Trust(1)	3,227	31,657
Independence Realty Trust, Inc.	16,628	344,698
Indus Realty Trust, Inc.(2)	445	26,415
Industrial Logistics Properties Trust	4,982	70,147
Innovative Industrial Properties, Inc.	2,083	228,859
InvenTrust Properties Corp.	5,083	131,091
iStar, Inc.	5,550	76,091
Kite Realty Group Trust	16,779	290,109
LTC Properties, Inc.	2,921	112,137
LXP Industrial Trust	21,605	232,038
Macerich Co. (The)	16,397	142,818
National Health Investors, Inc.	3,431	207,953
Necessity Retail REIT, Inc. (The)	9,434	68,680
NETSTREIT Corp.	3,610	68,121

15
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
NexPoint Residential Trust, Inc.	1,745	$ 109,080
Office Properties Income Trust	3,755	74,912
One Liberty Properties, Inc.	1,306	33,930
Orion Office REIT, Inc.	4,280	46,909
Outfront Media, Inc.	11,413	193,450
Paramount Group, Inc.	14,640	105,847
Pebblebrook Hotel Trust	10,195	168,931
Phillips Edison & Co., Inc.	8,577	286,558
Physicians Realty Trust	16,980	296,301
Piedmont Office Realty Trust, Inc., Class A	9,509	124,758
Plymouth Industrial REIT, Inc.	2,417	42,394
Postal Realty Trust, Inc., Class A	945	14,081
PotlatchDeltic Corp.	5,063	223,734
PS Business Parks, Inc.	1,514	283,345
Retail Opportunity Investments Corp.	9,412	148,521
RLJ Lodging Trust	12,682	139,882
RPT Realty	6,804	66,883
Ryman Hospitality Properties, Inc.(1)	4,037	306,933
Sabra Health Care REIT, Inc.	17,853	249,406
Safehold, Inc.	1,606	56,804
Saul Centers, Inc.	978	46,074
Service Properties Trust	12,870	67,310
SITE Centers Corp.	14,610	196,797
STAG Industrial, Inc.	13,533	417,899
Summit Hotel Properties, Inc.(1)	7,954	57,826
Sunstone Hotel Investors, Inc.(1)	16,856	167,212
Tanger Factory Outlet Centers, Inc.	7,847	111,584
Terreno Realty Corp.	5,701	317,717
UMH Properties, Inc.	3,714	65,589
Uniti Group, Inc.	17,800	167,676
Universal Health Realty Income Trust	1,113	59,223
Urban Edge Properties	8,878	135,034
Urstadt Biddle Properties, Inc., Class A	2,599	42,104
Veris Residential, Inc.(1)	6,888	91,197
Washington Real Estate Investment Trust	6,640	141,498
Whitestone REIT	3,231	34,733
Xenia Hotels & Resorts, Inc.(1)	8,580	124,667
		$ 11,360,460
Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	2,432	$ 80,232
Chefs' Warehouse, Inc. (The)(1)	2,573	100,064
HF Foods Group, Inc.(1)	3,141	16,396
Ingles Markets, Inc., Class A	1,077	93,430
Natural Grocers by Vitamin Cottage, Inc.	875	13,956
PriceSmart, Inc.	1,850	132,515
Rite Aid Corp.(1)	4,628	31,193
Security	Shares	Value
Food & Staples Retailing (continued)
SpartanNash Co.	2,800	$ 84,476
Sprouts Farmers Market, Inc.(1)	8,231	208,409
United Natural Foods, Inc.(1)	4,376	172,414
Village Super Market, Inc., Class A	640	14,598
Weis Markets, Inc.	1,290	96,157
		$ 1,043,840
Food Products — 1.3%
Alico, Inc.	470	$ 16,746
AppHarvest, Inc.(1)(2)	5,348	18,665
B&G Foods, Inc.	5,023	119,447
Benson Hill, Inc.(1)	12,841	35,184
Beyond Meat, Inc.(1)	4,605	110,244
BRC, Inc.	1,925	15,708
Calavo Growers, Inc.	1,424	59,409
Cal-Maine Foods, Inc.	2,844	140,522
Fresh Del Monte Produce, Inc.	2,289	67,594
Hain Celestial Group, Inc. (The)(1)	5,640	133,894
Hostess Brands, Inc.(1)	10,500	222,705
J&J Snack Foods Corp.	1,156	161,447
John B. Sanfilippo & Son, Inc.	716	51,903
Lancaster Colony Corp.	1,489	191,753
Landec Corp.(1)	2,282	22,752
Local Bounti Corp.(1)	1,406	4,471
Mission Produce, Inc.(1)	2,908	41,439
Sanderson Farms, Inc.	1,593	343,339
Seneca Foods Corp., Class A(1)	439	24,382
Simply Good Foods Co. (The)(1)	6,676	252,153
Sovos Brands, Inc.(1)	1,988	31,550
SunOpta, Inc.(1)	7,325	56,988
Tattooed Chef, Inc.(1)(2)	3,667	23,102
Tootsie Roll Industries, Inc.	1,256	44,400
TreeHouse Foods, Inc.(1)	3,815	159,543
Utz Brands, Inc.	4,623	63,890
Vital Farms, Inc.(1)	1,946	17,027
Whole Earth Brands, Inc.(1)	2,930	18,166
		$ 2,448,423
Gas Utilities — 1.2%
Brookfield Infrastructure Corp., Class A	7,449	$ 316,583
Chesapeake Utilities Corp.	1,306	169,192
New Jersey Resources Corp.	7,408	329,878
Northwest Natural Holding Co.	2,559	135,883
ONE Gas, Inc.	4,136	335,802
South Jersey Industries, Inc.	9,213	314,532
Southwest Gas Holdings, Inc.	4,952	431,220

16
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities (continued)
Spire, Inc.	3,887	$ 289,076
		$ 2,322,166
Health Care Equipment & Supplies — 3.4%
Alphatec Holdings, Inc.(1)	5,397	$ 35,296
AngioDynamics, Inc.(1)	2,837	54,896
Artivion, Inc.(1)	3,149	59,453
AtriCure, Inc.(1)	3,557	145,339
Atrion Corp.	107	67,288
Avanos Medical, Inc.(1)	3,690	100,885
AxoGen, Inc.(1)	3,047	24,955
Axonics, Inc.(1)(2)	3,513	199,082
BioLife Solutions, Inc.(1)	2,528	34,912
Bioventus, Inc., Class A(1)(2)	2,087	14,233
Butterfly Network, Inc.(1)	9,650	29,626
Cardiovascular Systems, Inc.(1)	3,081	44,243
Cerus Corp.(1)	13,159	69,611
CONMED Corp.	2,116	202,628
CryoPort, Inc.(1)(2)	3,246	100,561
Cue Health, Inc.(1)	8,082	25,862
Cutera, Inc.(1)	1,245	46,687
Embecta Corp.(1)	4,302	108,927
Figs, Inc.(1)	9,565	87,137
Glaukos Corp.(1)	3,577	162,467
Haemonetics Corp.(1)	3,809	248,271
Heska Corp.(1)	751	70,977
Inari Medical, Inc.(1)	3,619	246,056
Inogen, Inc.(1)	1,598	38,640
Integer Holdings Corp.(1)	2,576	182,020
iRadimed Corp.	490	16,631
iRhythm Technologies, Inc.(1)	2,238	241,771
Lantheus Holdings, Inc.(1)	5,125	338,404
LeMaitre Vascular, Inc.	1,477	67,277
LivaNova PLC(1)	4,027	251,567
Meridian Bioscience, Inc.(1)	3,224	98,074
Merit Medical Systems, Inc.(1)	4,192	227,500
Mesa Laboratories, Inc.	404	82,392
Nano-X Imaging, Ltd.(1)(2)	3,153	35,629
Natus Medical, Inc.(1)	2,645	86,677
Neogen Corp.(1)	8,253	198,815
Nevro Corp.(1)	2,713	118,911
NuVasive, Inc.(1)	4,062	199,688
Omnicell, Inc.(1)	3,294	374,692
OraSure Technologies, Inc.(1)	6,111	16,561
Orthofix Medical, Inc.(1)	1,619	38,111
OrthoPediatrics Corp.(1)	1,056	45,566
Outset Medical, Inc.(1)(2)	3,587	53,303
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Owlet, Inc.(1)	1,235	$ 2,100
Paragon 28, Inc.(1)(2)	3,458	54,878
PROCEPT BioRobotics Corp.(1)(2)	1,920	62,765
Pulmonx Corp.(1)	2,565	37,757
RxSight, Inc.(1)	1,370	19,290
SeaSpine Holdings Corp.(1)	2,490	14,069
Senseonics Holdings, Inc.(1)(2)	32,570	33,547
Shockwave Medical, Inc.(1)	2,697	515,585
SI-BONE, Inc.(1)	2,542	33,554
Sight Sciences, Inc.(1)(2)	1,732	15,571
Silk Road Medical, Inc.(1)	2,660	96,797
STAAR Surgical Co.(1)	3,597	255,135
SurModics, Inc.(1)	1,145	42,628
Tactile Systems Technology, Inc.(1)	1,650	12,045
Tenon Medical, Inc.	242	547
TransMedics Group, Inc.(1)	2,122	66,737
Treace Medical Concepts, Inc.(1)	2,325	33,340
UFP Technologies, Inc.(1)	499	39,705
Utah Medical Products, Inc.	296	25,426
Varex Imaging Corp.(1)	2,939	62,865
Vicarious Surgical, Inc.(1)	4,091	12,028
ViewRay, Inc.(1)	10,682	28,307
Zimvie, Inc.(1)	1,561	24,992
Zynex, Inc.(2)	1,511	12,058
		$ 6,393,347
Health Care Providers & Services — 2.6%
1Life Healthcare, Inc.(1)(2)	13,525	$ 106,036
23andMe Holding Co.(1)	12,893	31,975
Accolade, Inc.(1)	3,947	29,208
AdaptHealth Corp.(1)	5,494	99,112
Addus HomeCare Corp.(1)	1,220	101,602
Agiliti, Inc.(1)	1,772	36,344
AirSculpt Technologies, Inc.(1)	508	3,012
Alignment Healthcare, Inc.(1)(2)	6,131	69,955
AMN Healthcare Services, Inc.(1)	3,354	367,967
Apollo Medical Holdings, Inc.(1)(2)	2,944	113,609
ATI Physical Therapy, Inc.(1)	5,611	7,911
Aveanna Healthcare Holdings, Inc.(1)	3,026	6,839
Brookdale Senior Living, Inc.(1)	14,512	65,884
Cano Health, Inc.(1)	12,142	53,182
CareMax, Inc.(1)	4,473	16,237
Castle Biosciences, Inc.(1)	1,671	36,678
Clover Health Investments Corp.(1)	28,616	61,238
Community Health Systems, Inc.(1)	9,743	36,536
CorVel Corp.(1)	676	99,555
Covetrus, Inc.(1)	8,115	168,386

17
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Cross Country Healthcare, Inc.(1)	2,877	$ 59,928
DocGo, Inc.(1)	6,039	43,118
Ensign Group, Inc. (The)	4,029	296,011
Fulgent Genetics, Inc.(1)	1,591	86,757
Hanger, Inc.(1)	3,196	45,767
HealthEquity, Inc.(1)	6,226	382,214
Hims & Hers Health, Inc.(1)	9,102	41,232
Innovage Holding Corp.(1)(2)	1,437	6,294
Invitae Corp.(1)(2)	15,672	38,240
Joint Corp. (The)(1)	1,060	16,229
LHC Group, Inc.(1)	2,237	348,390
LifeStance Health Group, Inc.(1)	5,575	30,997
MEDNAX, Inc.(1)	6,445	135,409
ModivCare, Inc.(1)	983	83,063
National HealthCare Corp.	943	65,916
National Research Corp.	1,192	45,630
Oncology Institute, Inc. (The)(1)	1,409	7,130
OPKO Health, Inc.(1)(2)	32,353	81,853
Option Care Health, Inc.(1)	10,775	299,437
Owens & Minor, Inc.	5,688	178,888
P3 Health Partners, Inc.(1)	1,908	7,098
Patterson Cos., Inc.	6,720	203,616
Pennant Group, Inc. (The)(1)	2,149	27,529
PetIQ, Inc.(1)	2,070	34,755
Privia Health Group, Inc.(1)	3,251	94,669
Progyny, Inc.(1)	5,611	163,000
R1 RCM, Inc.(1)	10,137	212,472
RadNet, Inc.(1)	3,530	60,998
Select Medical Holdings Corp.	8,102	191,369
Sema4 Holdings Corp.(1)	11,857	14,940
Surgery Partners, Inc.(1)	2,976	86,066
US Physical Therapy, Inc.	1,002	109,418
		$ 5,009,699
Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc.(1)	8,546	$ 126,737
American Well Corp., Class A(1)	17,204	74,321
Babylon Holdings, Ltd./Jersey, Class A	8,167	7,986
Computer Programs and Systems, Inc.(1)	938	29,988
Convey Health Solutions Holdings, Inc.(1)	1,032	10,733
Evolent Health, Inc., Class A(1)	6,141	188,590
Health Catalyst, Inc.(1)	4,079	59,105
HealthStream, Inc.(1)	1,939	42,096
Inspire Medical Systems, Inc.(1)	2,040	372,647
Multiplan Corp.(1)(2)	28,341	155,592
NextGen Healthcare, Inc.(1)	4,587	79,997
Nutex Health, Inc.	2,908	9,378
Security	Shares	Value
Health Care Technology (continued)
OptimizeRx Corp.(1)	1,258	$ 34,456
Phreesia, Inc.(1)	3,747	93,712
Schrodinger, Inc.(1)	4,048	106,908
Sharecare, Inc.(1)	4,603	7,273
Simulations Plus, Inc.	1,252	61,761
		$ 1,461,280
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc.(1)	4,464	$ 47,408
Bally's Corp.(1)	3,020	59,736
Biglari Holdings, Inc., Class B(1)	80	9,816
BJ's Restaurants, Inc.(1)	1,896	41,105
Bloomin' Brands, Inc.	6,621	110,041
Bluegreen Vacations Holding Corp.	1,107	27,631
Bowlero Corp.(1)(2)	2,917	30,891
Brinker International, Inc.(1)	3,483	76,730
Century Casinos, Inc.(1)	1,662	11,966
Cheesecake Factory, Inc. (The)	3,773	99,683
Chuy's Holdings, Inc.(1)	1,681	33,485
Cracker Barrel Old Country Store, Inc.(2)	1,740	145,273
Dave & Buster's Entertainment, Inc.(1)	3,314	108,633
Denny's Corp.(1)	4,997	43,374
Dine Brands Global, Inc.	1,184	77,055
El Pollo Loco Holdings, Inc.(1)	1,580	15,547
Everi Holdings, Inc.(1)	6,554	106,896
F45 Training Holdings, Inc.(1)	2,461	9,672
First Watch Restaurant Group, Inc.(1)	848	12,228
Full House Resorts, Inc.(1)	2,565	15,595
Golden Entertainment, Inc.(1)	1,551	61,342
Hilton Grand Vacations, Inc.(1)	6,710	239,748
Inspirato, Inc.	770	3,565
Inspired Entertainment, Inc.(1)	1,661	14,301
International Game Technology PLC	7,729	143,450
Jack in the Box, Inc.	1,673	93,788
Krispy Kreme, Inc.	5,387	73,263
Kura Sushi USA, Inc., Class A(1)	280	13,868
Life Time Group Holdings, Inc.(1)	3,007	38,730
Lindblad Expeditions Holdings, Inc.(1)	2,177	17,634
Monarch Casino & Resort, Inc.(1)	1,097	64,361
NeoGames S.A.(1)(2)	799	10,715
Noodles & Co.(1)	3,189	14,988
ONE Group Hospitality, Inc. (The)(1)	1,532	11,291
Papa John's International, Inc.	2,478	206,963
Portillo's, Inc., Class A(1)	1,818	29,724
RCI Hospitality Holdings, Inc.	655	31,676
Red Rock Resorts, Inc., Class A	4,163	138,878
Rush Street Interactive, Inc.(1)	4,103	19,161

18
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Ruth's Hospitality Group, Inc.	2,742	$ 44,585
Scientific Games Corp., Class A(1)	7,513	353,036
SeaWorld Entertainment, Inc.(1)	3,390	149,770
Shake Shack, Inc., Class A(1)	2,959	116,821
Sonder Holdings, Inc.(1)	3,275	3,406
Sweetgreen, Inc.(1)	957	11,149
Target Hospitality Corp.(1)	2,913	16,633
Texas Roadhouse, Inc.	5,129	375,443
Vacasa, Inc., Class A(1)	3,068	8,836
Wingstop, Inc.	2,288	171,074
Xponential Fitness, Inc., Class A(1)	710	8,918
		$ 3,569,882
Household Durables — 1.4%
Aterian, Inc.(1)(2)	1,551	$ 3,350
Beazer Homes USA, Inc.(1)	2,263	27,314
Cavco Industries, Inc.(1)	708	138,761
Century Communities, Inc.	2,378	106,939
Dream Finders Homes, Inc.(1)	1,572	16,726
Ethan Allen Interiors, Inc.	1,924	38,884
GoPro, Inc., Class A(1)	10,449	57,783
Green Brick Partners, Inc.(1)	2,495	48,827
Helen of Troy, Ltd.(1)	1,783	289,577
Hovnanian Enterprises, Inc., Class A(1)	401	17,159
Installed Building Products, Inc.	1,819	151,268
iRobot Corp.(1)	2,193	80,593
KB Home	6,143	174,830
Landsea Homes Corp.(1)	471	3,137
La-Z-Boy, Inc.	3,224	76,441
Legacy Housing Corp.(1)	380	4,959
LGI Homes, Inc.(1)	1,565	135,998
Lifetime Brands, Inc.	858	9,472
Lovesac Co. (The)(1)	1,001	27,527
M / I Homes, Inc.(1)	2,268	89,949
MDC Holdings, Inc.	4,484	144,878
Meritage Homes Corp.(1)	2,724	197,490
Purple Innovation, Inc.(1)(2)	4,415	13,510
Skyline Champion Corp.(1)	4,028	191,008
Snap One Holdings Corp.(1)	1,018	9,335
Sonos, Inc.(1)	9,948	179,462
Taylor Morrison Home Corp.(1)	8,666	202,438
Traeger, Inc.(1)	1,729	7,348
TRI Pointe Homes, Inc.(1)	7,701	129,916
Tupperware Brands Corp.(1)	4,044	25,639
Universal Electronics, Inc.(1)	1,001	25,596
Vizio Holding Corp.(1)	5,089	34,707
Vuzix Corp.(1)(2)	4,601	32,667
Security	Shares	Value
Household Durables (continued)
Weber, Inc., Class A(2)	1,304	$ 9,402
		$ 2,702,890
Household Products — 0.3%
Central Garden & Pet Co.(1)	789	$ 33,469
Central Garden & Pet Co., Class A(1)	3,253	130,153
Energizer Holdings, Inc.	5,002	141,807
WD-40 Co.(2)	1,025	206,394
		$ 511,823
Independent Power and Renewable Electricity Producers — 0.4%
Altus Power, Inc.(1)(2)	3,142	$ 19,826
Clearway Energy, Inc., Class A	2,672	85,424
Clearway Energy, Inc., Class C	6,153	214,371
Montauk Renewables, Inc.(1)	4,830	48,541
Ormat Technologies, Inc.(2)	3,402	266,547
Sunnova Energy International, Inc.(1)(2)	7,447	137,248
		$ 771,957
Industrial Conglomerates — 0.0%(3)
Brookfield Business Corp., Class A(2)	1,948	$ 44,824
		$ 44,824
Insurance — 2.0%
Ambac Financial Group, Inc.(1)	3,798	$ 43,107
American Equity Investment Life Holding Co.	5,845	213,752
AMERISAFE, Inc.	1,433	74,530
Argo Group International Holdings, Ltd.	2,431	89,607
Bright Health Group, Inc.(1)	14,478	26,350
BRP Group, Inc., Class A(1)	4,386	105,922
CNO Financial Group, Inc.	8,625	156,026
Crawford & Co., Class A	1,459	11,380
Donegal Group, Inc., Class A	916	15,618
eHealth, Inc.(1)	1,915	17,867
Employers Holdings, Inc.	2,071	86,754
Enstar Group, Ltd.(1)	868	185,735
Genworth Financial, Inc., Class A(1)	39,760	140,353
Goosehead Insurance, Inc., Class A(2)	1,389	63,436
Greenlight Capital Re, Ltd., Class A(1)	2,647	20,461
HCI Group, Inc.	444	30,085
Hippo Holdings, Inc.(1)	19,092	16,774
Horace Mann Educators Corp.	3,199	122,778
Investors Title Co.	111	17,415
James River Group Holdings, Ltd.	2,807	69,558
Kinsale Capital Group, Inc.	1,624	372,935
Lemonade, Inc.(1)(2)	3,020	55,145

19
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
MBIA, Inc.(1)	3,800	$ 46,930
Mercury General Corp.	2,007	88,910
National Western Life Group, Inc., Class A	193	39,121
NI Holdings, Inc.(1)	903	14,836
Oscar Health, Inc.(1)	8,860	37,655
Palomar Holdings, Inc.(1)	1,927	124,099
ProAssurance Corp.	4,215	99,601
RLI Corp.	2,929	341,492
Root, Inc.(1)	10,475	12,465
Safety Insurance Group, Inc.	1,067	103,606
Selective Insurance Group, Inc.	4,477	389,230
Selectquote, Inc.(1)(2)	10,628	26,357
SiriusPoint, Ltd.(1)	7,085	38,401
Stewart Information Services Corp.	2,046	101,789
Tiptree, Inc.	2,311	24,543
Trean Insurance Group, Inc.(1)	1,026	6,392
Trupanion, Inc.(1)(2)	2,994	180,418
United Fire Group, Inc.	1,601	54,802
Universal Insurance Holdings, Inc.	2,530	32,966
		$ 3,699,201
Interactive Media & Services — 0.6%
Arena Group Holdings, Inc. (The)(1)	850	$ 7,650
Bumble, Inc.(1)	6,471	182,159
CarGurus, Inc.(1)	7,736	166,247
Cars.com, Inc.(1)	5,290	49,885
DHI Group, Inc.(1)	3,207	15,939
Eventbrite, Inc., Class A(1)(2)	5,885	60,439
EverQuote, Inc., Class A(1)	1,239	10,953
fuboTV, Inc.(1)(2)	13,361	33,002
Leafly Holdings, Inc.(1)	327	1,471
MediaAlpha, Inc., Class A(1)	1,490	14,676
Outbrain, Inc.(1)(2)	1,884	9,476
QuinStreet, Inc.(1)	4,141	41,658
TrueCar, Inc.(1)	7,838	20,300
Vimeo, Inc.(1)	10,738	64,643
Wejo Group, Ltd.(1)(2)	1,720	2,047
Yelp, Inc.(1)	5,158	143,238
Ziff Davis, Inc.(1)	3,400	253,402
ZipRecruiter, Inc.(1)	5,993	88,816
		$ 1,166,001
Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A(1)	2,081	$ 19,790
1stdibs.com, Inc.(1)	1,580	8,990
aka Brands Holding Corp.(1)	737	2,034
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
BARK, Inc.(1)	3,865	$ 4,947
Boxed, Inc.(1)	867	1,604
CarParts.com, Inc.(1)	3,715	25,782
ContextLogic, Inc.(1)	42,685	68,296
Duluth Holdings, Inc., Class B(1)	634	6,048
Groupon, Inc.(1)(2)	2,006	22,668
Lands' End, Inc.(1)	1,134	12,043
Liquidity Services, Inc.(1)	2,122	28,520
Lulu's Fashion Lounge Holdings, Inc.(1)	448	4,861
Overstock.com, Inc.(1)(2)	3,371	84,309
PetMed Express, Inc.	1,778	35,382
Porch Group, Inc.(1)(2)	5,911	15,132
Poshmark, Inc.(1)	3,447	34,849
Quotient Technology, Inc.(1)	7,590	22,542
Qurate Retail, Inc., Series A	26,261	75,369
RealReal, Inc. (The)(1)(2)	6,166	15,353
Rent the Runway, Inc., Class A(1)	3,536	10,856
Revolve Group, Inc.(1)	3,096	80,218
RumbleON, Inc.(1)	776	11,415
Shutterstock, Inc.	1,794	102,814
Stitch Fix, Inc., Class A(1)	6,294	31,092
ThredUp, Inc.(1)	4,403	11,008
Vivid Seats, Inc.	1,855	13,857
Xometry, Inc., Class A(1)(2)	2,534	85,979
		$ 835,758
IT Services — 2.0%
AvidXchange Holdings, Inc.(1)	10,995	$ 67,509
BigCommerce Holdings, Inc., Series 1(1)	4,810	77,922
Bread Financial Holdings, Inc.	3,756	139,197
Brightcove, Inc.(1)	3,175	20,066
Cantaloupe, Inc.(1)	4,569	25,586
Cass Information Systems, Inc.	1,244	42,047
Cerberus Cyber Sentinel Corp.(1)	3,426	12,334
Conduent, Inc.(1)	13,421	57,979
Core Scientific, Inc.(1)	16,413	24,455
CSG Systems International, Inc.	2,496	148,961
Cyxtera Technologies, Inc.(1)	3,193	36,209
DigitalOcean Holdings, Inc.(1)	5,724	236,745
Edgio, Inc.(1)	10,253	23,684
EVERTEC, Inc.	4,508	166,255
Evo Payments, Inc., Class A(1)	3,485	81,967
ExlService Holdings, Inc.(1)	2,429	357,865
Fastly, Inc., Class A(1)	8,369	97,164
Flywire Corp.(1)	4,360	76,867
Grid Dynamics Holdings, Inc.(1)	3,515	59,122
Hackett Group, Inc. (The)	1,931	36,631

20
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
I3 Verticals, Inc., Class A(1)	1,552	$ 38,831
IBEX Holdings, Ltd.(1)	410	6,917
Information Services Group, Inc.	2,665	18,015
International Money Express, Inc.(1)	2,539	51,973
Marqeta, Inc., Class A(1)	32,564	264,094
MAXIMUS, Inc.	4,607	287,984
MoneyGram International, Inc.(1)	6,865	68,650
Paya Holdings, Inc.(1)	6,446	42,350
Payoneer Global, Inc.(1)	16,238	63,653
Paysafe, Ltd.(1)(2)	25,365	49,462
Perficient, Inc.(1)	2,590	237,477
PFSweb, Inc.(1)	1,239	14,571
Priority Technology Holdings, Inc.(1)	578	1,907
Rackspace Technology, Inc.(1)(2)	4,217	30,236
Remitly Global, Inc.(1)	6,309	48,327
Repay Holdings Corp.(1)(2)	6,641	85,337
Sabre Corp.(1)	24,461	142,608
SolarWinds Corp.	3,622	37,126
Squarespace, Inc.(1)(2)	2,350	49,162
StoneCo, Ltd., Class A(1)	20,789	160,075
TTEC Holdings, Inc.	1,476	100,206
Tucows, Inc., Class A(1)	790	35,163
Unisys Corp.(1)	5,033	60,547
Verra Mobility Corp.(1)	10,961	172,197
		$ 3,855,433
Leisure Products — 0.4%
Acushnet Holdings Corp.	2,628	$ 109,535
AMMO, Inc.(1)(2)	6,601	25,414
Callaway Golf Co.(1)	10,494	214,078
Clarus Corp.	1,811	34,391
Johnson Outdoors, Inc., Class A	405	24,770
Latham Group, Inc.(1)	3,322	23,021
Malibu Boats, Inc., Class A(1)	1,589	83,756
Marine Products Corp.	813	7,732
MasterCraft Boat Holdings, Inc.(1)	1,615	33,996
Smith + Wesson Brands, Inc.	3,675	48,253
Solo Brands, Inc., Class A(1)	906	3,678
Sturm Ruger & Co., Inc.(2)	1,347	85,736
Vinco Ventures, Inc.(1)(2)	13,766	18,997
Vista Outdoor, Inc.(1)	4,408	122,983
		$ 836,340
Life Sciences Tools & Services — 0.6%
AbCellera Biologics, Inc.(1)	15,532	$ 165,416
Absci Corp.(1)	4,312	14,316
Security	Shares	Value
Life Sciences Tools & Services (continued)
Adaptive Biotechnologies Corp.(1)	8,362	$ 67,649
Akoya Biosciences, Inc.(1)	599	7,697
Alpha Teknova, Inc.(1)	534	4,486
Berkeley Lights, Inc.(1)(2)	3,760	18,687
Bionano Genomics, Inc.(1)(2)	22,055	30,436
Codexis, Inc.(1)	4,645	48,587
Cytek Biosciences, Inc.(1)	8,564	91,892
Inotiv, Inc.(1)(2)	1,365	13,104
MaxCyte, Inc.(1)	7,417	35,082
Medpace Holdings, Inc.(1)	2,066	309,218
NanoString Technologies, Inc.(1)	3,557	45,174
Nautilus Biotechnology, Inc.(1)	3,575	9,617
NeoGenomics, Inc.(1)	8,828	71,948
Pacific Biosciences of California, Inc.(1)(2)	16,941	74,879
Quanterix Corp.(1)	2,420	39,180
Quantum-Si, Inc.(1)	6,850	15,892
Science 37 Holdings, Inc.(1)	4,669	9,385
Seer, Inc.(1)(2)	3,190	28,550
Singular Genomics Systems, Inc.(1)(2)	3,653	13,954
SomaLogic, Inc.(1)	11,224	50,732
		$ 1,165,881
Machinery — 3.5%
Alamo Group, Inc.	804	$ 93,610
Albany International Corp., Class A	2,359	185,866
Altra Industrial Motion Corp.	5,081	179,105
Astec Industries, Inc.	1,870	76,259
Barnes Group, Inc.	3,822	119,017
Berkshire Grey, Inc.(1)	3,661	5,308
Blue Bird Corp.(1)	1,311	12,074
Chart Industries, Inc.(1)	2,755	461,132
CIRCOR International, Inc.(1)	1,669	27,355
Columbus McKinnon Corp.	2,183	61,932
Desktop Metal, Inc., Class A(1)(2)	19,831	43,628
Douglas Dynamics, Inc.	1,952	56,100
Energy Recovery, Inc.(1)	4,185	81,273
Enerpac Tool Group Corp.	4,678	88,976
EnPro Industries, Inc.	1,619	132,645
ESCO Technologies, Inc.	1,961	134,074
Evoqua Water Technologies Corp.(1)	9,075	295,028
Fathom Digital Manufacturing C(1)	757	2,937
Federal Signal Corp.	4,620	164,472
Franklin Electric Co., Inc.	3,555	260,439
Gorman-Rupp Co. (The)	1,774	50,204
Greenbrier Cos., Inc. (The)	2,388	85,944
Helios Technologies, Inc.	2,542	168,407
Hillenbrand, Inc.	5,594	229,130

21
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Hillman Solutions Corp.(1)	10,095	$ 87,221
Hydrofarm Holdings Group, Inc.(1)(2)	2,984	10,384
Hyliion Holdings Corp.(1)	9,193	29,601
Hyster-Yale Materials Handling, Inc.	806	25,969
Hyzon Motors, Inc.(1)(2)	6,585	19,360
John Bean Technologies Corp.	2,373	262,027
Kadant, Inc.	883	161,015
Kennametal, Inc.	6,410	148,904
Lightning eMotors, Inc.(1)	2,936	8,133
Lindsay Corp.	855	113,561
Luxfer Holdings PLC	2,400	36,288
Manitowoc Co., Inc. (The)(1)	2,727	28,715
Markforged Holding Corp.(1)	8,259	15,279
Meritor, Inc.(1)	5,202	188,989
Microvast Holdings, Inc.(1)	12,790	28,394
Miller Industries, Inc.	1,050	23,804
Mueller Industries, Inc.	4,308	229,573
Mueller Water Products, Inc., Class A	12,351	144,877
Nikola Corp.(1)(2)	21,901	104,249
Omega Flex, Inc.	248	26,690
Proterra, Inc.(1)	16,583	76,945
Proto Labs, Inc.(1)	2,175	104,052
RBC Bearings, Inc.(1)	2,180	403,191
REV Group, Inc.	2,574	27,979
Sarcos Technology and Robotics Corp.(1)	5,691	15,138
Shyft Group, Inc. (The)	2,714	50,453
SPX Corp.(1)	3,321	175,482
Standex International Corp.	895	75,878
Tennant Co.	1,415	83,839
Terex Corp.	5,366	146,867
Titan International, Inc.(1)	3,959	59,781
Trinity Industries, Inc.	6,042	146,337
Velo3D, Inc.(1)	4,228	5,835
Wabash National Corp.	3,910	53,098
Watts Water Technologies, Inc., Class A	2,053	252,191
Welbilt, Inc.(1)	10,023	238,648
Xos, Inc.(1)	4,104	7,551
		$ 6,631,213
Marine — 0.3%
Costamare, Inc.	4,298	$ 52,006
Eagle Bulk Shipping, Inc.	1,007	52,243
Eneti, Inc.	1,717	10,542
Genco Shipping & Trading, Ltd.	2,519	48,667
Golden Ocean Group, Ltd.	9,208	107,181
Matson, Inc.	3,007	219,150
Security	Shares	Value
Marine (continued)
Safe Bulkers, Inc.	4,225	$ 16,140
		$ 505,929
Media — 0.9%
AdTheorent Holding Co., Inc.(1)	1,203	$ 3,717
Advantage Solutions, Inc.(1)(2)	5,990	22,762
AMC Networks, Inc., Class A(1)	2,381	69,335
Audacy, Inc.(1)	10,833	10,207
Boston Omaha Corp., Class A(1)	1,383	28,559
Cardlytics, Inc.(1)	2,507	55,931
Clear Channel Outdoor Holdings, Inc.(1)	28,478	30,472
Cumulus Media, Inc., Class A(1)	1,386	10,714
Daily Journal Corp.(1)	88	22,774
Entravision Communications Corp., Class A	5,618	25,618
EW Scripps Co. (The), Class A(1)	4,675	58,297
Gambling.com Group, Ltd.(1)	651	5,123
Gannett Co., Inc.(1)	10,067	29,194
Gray Television, Inc.	6,701	113,180
iHeartMedia, Inc., Class A(1)	8,782	69,290
Innovid Corp.(1)	1,679	2,787
Integral Ad Science Holding Corp.(1)	2,499	24,815
John Wiley & Sons, Inc., Class A	3,384	161,620
Loyalty Ventures, Inc.(1)	1,504	5,369
Magnite, Inc.(1)	9,955	88,400
PubMatic, Inc.(1)	3,130	49,736
Scholastic Corp.	2,038	73,307
Sinclair Broadcast Group, Inc., Class A	3,125	63,750
Stagwell, Inc.(1)	4,901	26,613
TechTarget, Inc.(1)	1,981	130,191
TEGNA, Inc.	16,713	350,472
Thryv Holdings, Inc.(1)	1,906	42,675
Urban One, Inc.(1)	900	3,852
Urban One, Inc.(1)	621	3,391
WideOpenWest, Inc.(1)	4,110	74,843
		$ 1,656,994
Metals & Mining — 1.3%
5E Advanced Materials, Inc.	2,423	$ 29,512
Allegheny Technologies, Inc.(1)	9,310	211,430
Alpha Metallurgical Resources, Inc.	1,342	173,292
Arconic Corp.(1)	8,259	231,665
Carpenter Technology Corp.	3,863	107,816
Century Aluminum Co.(1)	4,012	29,568
Coeur Mining, Inc.(1)	19,006	57,778
Commercial Metals Co.	9,208	304,785
Compass Minerals International, Inc.	2,622	92,793

22
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining (continued)
Constellium SE(1)	9,626	$ 127,159
Dakota Gold, Corp.	3,810	12,764
Ferroglobe Representation & Warranty Insurance Trust(4)	5,015	0
Haynes International, Inc.	1,062	34,802
Hecla Mining Co.	41,687	163,413
Hycroft Mining Holding Corp.(1)	11,322	12,567
Kaiser Aluminum Corp.	1,239	97,993
Materion Corp.	1,598	117,821
Novagold Resources, Inc.(1)	19,333	92,992
Olympic Steel, Inc.	846	21,784
Piedmont Lithium, Inc.(1)	1,302	47,406
PolyMet Mining Corp.(1)	2,264	6,226
Ramaco Resources, Inc.	1,681	22,105
Ryerson Holding Corp.	1,274	27,123
Schnitzer Steel Industries, Inc., Class A	2,033	66,764
SunCoke Energy, Inc.	6,534	44,497
TimkenSteel Corp.(1)	3,716	69,526
Warrior Met Coal, Inc.	3,946	120,787
Worthington Industries, Inc.	2,386	105,223
		$ 2,429,591
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AFC Gamma, Inc.	969	$ 14,855
Angel Oak Mortgage, Inc.(2)	557	7,219
Apollo Commercial Real Estate Finance, Inc.	11,004	114,882
Arbor Realty Trust, Inc.	11,775	154,370
Ares Commercial Real Estate Corp.	3,355	41,032
ARMOUR Residential REIT, Inc.	7,704	54,236
Blackstone Mortgage Trust, Inc., Class A(2)	12,773	353,429
BrightSpire Capital, Inc.	6,877	51,921
Broadmark Realty Capital, Inc.	10,466	70,227
Chicago Atlantic Real Estate Finance, Inc.	450	6,777
Chimera Investment Corp.(2)	18,054	159,236
Claros Mortgage Trust, Inc.	6,900	115,575
Dynex Capital, Inc.	2,384	37,953
Ellington Financial, Inc.(2)	4,162	61,057
Franklin BSP Realty Trust, Inc.	6,315	85,126
Granite Point Mortgage Trust, Inc.	4,738	45,343
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(2)	6,392	242,001
Invesco Mortgage Capital, Inc.(2)	2,236	32,824
KKR Real Estate Finance Trust, Inc.	3,881	67,723
Ladder Capital Corp.	9,254	97,537
MFA Financial, Inc.	7,699	82,764
New York Mortgage Trust, Inc.	29,773	82,174
Nexpoint Real Estate Finance, Inc.	588	11,919
Orchid Island Capital, Inc.(2)	13,347	38,039
PennyMac Mortgage Investment Trust(2)	6,900	95,427
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ready Capital Corp.	5,615	$ 66,931
Redwood Trust, Inc.	9,115	70,277
TPG RE Finance Trust, Inc.	5,301	47,762
Two Harbors Investment Corp.	26,598	132,458
		$ 2,441,074
Multiline Retail — 0.1%
Big Lots, Inc.(2)	2,101	$ 44,058
Dillard's, Inc., Class A(2)	323	71,244
Franchise Group, Inc.	2,222	77,926
		$ 193,228
Multi-Utilities — 0.5%
Avista Corp.	5,527	$ 240,480
Black Hills Corp.	4,945	359,847
NorthWestern Corp.	4,133	243,558
Unitil Corp.	1,244	73,048
		$ 916,933
Oil, Gas & Consumable Fuels — 3.6%
Aemetis, Inc.(1)	1,820	$ 8,936
Alto Ingredients, Inc.(1)	5,608	20,806
Amplify Energy Corp.(1)	2,675	17,494
Arch Resources, Inc.	1,159	165,841
Archaea Energy, Inc.(1)	4,469	69,404
Ardmore Shipping Corp.(1)	2,615	18,227
Battalion Oil Corp.(1)	188	1,604
Berry Corp.	5,491	41,841
Brigham Minerals, Inc., Class A	3,825	94,210
California Resources Corp.	5,869	225,956
Callon Petroleum Co.(1)	3,675	144,060
Centennial Resource Development, Inc., Class A(1)	15,598	93,276
Centrus Energy Corp., Class A(1)	741	18,340
Civitas Resources, Inc.	5,532	289,268
Clean Energy Fuels Corp.(1)	12,133	54,356
CNX Resources Corp.(1)	14,458	237,979
Comstock Resources, Inc.(1)	7,181	86,746
CONSOL Energy, Inc.(1)	2,677	132,190
Crescent Energy Co., Class A(2)	2,320	28,954
CVR Energy, Inc.	2,315	77,552
Delek US Holdings, Inc.(1)	5,349	138,218
Denbury, Inc.(1)	3,808	228,442
DHT Holdings, Inc.	11,353	69,594
Dorian LPG, Ltd.	2,343	35,614
Earthstone Energy, Inc., Class A(1)(2)	3,243	44,267
Empire Petroleum Corp.	508	6,030

23
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Energy Fuels, Inc.(1)(2)	11,554	$ 56,730
Equitrans Midstream Corp.	32,071	203,972
Excelerate Energy, Inc., Class A(1)	1,391	27,709
FLEX LNG, Ltd.(2)	2,139	58,587
Frontline, Ltd. / Bermuda(1)	9,366	82,983
Gevo, Inc.(1)(2)	15,305	35,967
Golar LNG, Ltd.(1)	7,912	179,998
Green Plains, Inc.(1)	4,004	108,789
Gulfport Energy Corp.(1)	893	71,002
HighPeak Energy, Inc.	391	10,017
International Seaways, Inc.	3,696	78,355
Kinetik Holdings, Inc., Class A	1,242	42,402
Kosmos Energy, Ltd.(1)	34,681	214,675
Laredo Petroleum, Inc.(1)	1,280	88,243
Magnolia Oil & Gas Corp., Class A	12,515	262,690
Matador Resources Co.	8,444	393,406
Murphy Oil Corp.	11,056	333,781
NACCO Industries, Inc., Class A	304	11,522
NextDecade Corp.(1)	2,319	10,296
Nordic American Tankers, Ltd.(2)	11,683	24,885
Northern Oil and Gas, Inc.	4,741	119,758
Oasis Petroleum, Inc.	1,475	179,434
Par Pacific Holdings, Inc.(1)	3,668	57,184
PBF Energy, Inc., Class A(1)	7,520	218,230
Peabody Energy Corp.(1)	8,831	188,365
Ranger Oil Corp.(1)	1,641	53,940
REX American Resources Corp.(1)	441	37,397
Riley Exploration Permian, Inc.	821	19,852
Ring Energy, Inc.(1)	6,484	17,247
SandRidge Energy, Inc.(1)	2,384	37,357
Scorpio Tankers, Inc.	3,824	131,966
SFL Corp., Ltd.	8,615	81,756
SilverBow Resources, Inc.(1)	880	24,957
Sitio Royalties Corp.	851	19,726
SM Energy Co.	9,284	317,420
Talos Energy, Inc.(1)	4,961	76,747
Teekay Corp.(1)	5,446	15,684
Teekay Tankers, Ltd., Class A(1)	1,870	32,968
Tellurian, Inc.(1)(2)	38,270	114,045
Uranium Energy Corp.(1)(2)	19,805	60,999
Ur-Energy, Inc.(1)(2)	14,187	15,038
VAALCO Energy, Inc.	4,384	30,425
Vertex Energy, Inc.(1)	4,056	42,669
W&T Offshore, Inc.(1)	8,233	35,567
Whiting Petroleum Corp.	2,951	200,757
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	4,892	$ 100,090
		$ 6,874,792
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,465	$ 49,268
Glatfelter Corp.	3,755	25,834
Neenah, Inc.	1,433	48,923
Resolute Forest Products, Inc.(1)	3,447	43,984
Sylvamo Corp.	2,663	87,027
		$ 255,036
Personal Products — 0.7%
Beauty Health Co. (The)(1)(2)	7,481	$ 96,206
BellRing Brands, Inc.(1)	8,823	219,604
Edgewell Personal Care Co.	4,259	147,021
elf Beauty, Inc.(1)	3,854	118,241
Herbalife Nutrition, Ltd.(1)	7,430	151,943
Honest Co. Inc. (The)(1)	6,574	19,196
Inter Parfums, Inc.	1,382	100,969
Medifast, Inc.	852	153,794
Nature's Sunshine Products, Inc.(1)	1,018	10,862
Nu Skin Enterprises, Inc., Class A	3,897	168,740
Thorne HealthTech, Inc.(1)	519	2,512
USANA Health Sciences, Inc.(1)	927	67,078
Veru, Inc.(1)(2)	5,029	56,828
		$ 1,312,994
Pharmaceuticals — 1.4%
Aclaris Therapeutics, Inc.(1)	4,539	$ 63,364
Aerie Pharmaceuticals, Inc.(1)(2)	3,106	23,295
Amneal Pharmaceuticals, Inc.(1)	8,537	27,148
Amphastar Pharmaceuticals, Inc.(1)	3,073	106,910
Amylyx Pharmaceuticals, Inc.(1)(2)	744	14,329
AN2 Therapeutics, Inc.(1)	348	2,697
ANI Pharmaceuticals, Inc.(1)	781	23,172
Arvinas, Inc.(1)	3,641	153,250
Atea Pharmaceuticals, Inc.(1)(2)	5,064	35,954
Athira Pharma, Inc.(1)(2)	2,529	7,713
Axsome Therapeutics, Inc.(1)(2)	2,179	83,456
Cara Therapeutics, Inc.(1)	3,311	30,229
Cassava Sciences, Inc.(1)(2)	3,000	84,360
CinCor Pharma, Inc.(1)(2)	900	16,956
Collegium Pharmaceutical, Inc.(1)	2,817	49,917
Corcept Therapeutics, Inc.(1)	6,395	152,073
DICE Therapeutics, Inc.(1)(2)	2,129	33,042
Edgewise Therapeutics, Inc.(1)	2,990	23,800

24
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Endo International PLC(1)	18,425	$ 8,581
Esperion Therapeutics, Inc.(1)	4,480	28,493
Evolus, Inc.(1)	2,529	29,336
EyePoint Pharmaceuticals, Inc.(1)(2)	1,657	13,041
Fulcrum Therapeutics, Inc.(1)(2)	2,042	10,006
Harmony Biosciences Holdings, Inc.(1)	1,967	95,931
Innoviva, Inc.(1)	4,746	70,051
Intra-Cellular Therapies, Inc.(1)	6,871	392,197
Liquidia Corp.(1)	3,579	15,604
Nektar Therapeutics(1)(2)	13,610	51,718
NGM Biopharmaceuticals, Inc.(1)	2,499	32,037
Nuvation Bio, Inc.(1)(2)	8,729	28,282
Ocular Therapeutix, Inc.(1)	5,745	23,095
Pacira BioSciences, Inc.(1)	3,468	202,184
Phathom Pharmaceuticals, Inc.(1)(2)	1,588	13,403
Phibro Animal Health Corp., Class A	1,619	30,972
Prestige Consumer Healthcare, Inc.(1)	3,774	221,911
Provention Bio, Inc.(1)(2)	3,744	14,976
Reata Pharmaceuticals, Inc., Class A(1)(2)	2,153	65,430
Relmada Therapeutics, Inc.(1)	1,926	36,575
Revance Therapeutics, Inc.(1)	5,362	74,103
SIGA Technologies, Inc.	3,774	43,703
Supernus Pharmaceuticals, Inc.(1)	3,766	108,913
Tarsus Pharmaceuticals, Inc.(1)	1,360	19,856
Theravance Biopharma, Inc.(1)	4,637	42,011
Theseus Pharmaceuticals, Inc.(1)	889	4,916
Tricida, Inc.(1)	2,497	24,171
Ventyx Biosciences, Inc.(1)(2)	1,681	20,559
Xeris Biopharma Holdings, Inc.(1)	9,930	15,292
		$ 2,669,012
Professional Services — 1.7%
Alight, Inc.(1)	25,466	$ 171,896
ASGN, Inc.(1)	3,764	339,701
Atlas Technical Consultants, Inc.(1)	1,056	5,555
Barrett Business Services, Inc.	606	44,159
CBIZ, Inc.(1)	3,836	153,287
CRA International, Inc.	558	49,841
Exponent, Inc.	3,867	353,714
First Advantage Corp.(1)	4,254	53,898
Forrester Research, Inc.(1)	966	46,213
Franklin Covey Co.(1)	1,007	46,503
Heidrick & Struggles International, Inc.	1,525	49,349
HireRight Holdings Corp.(1)	1,733	24,626
Huron Consulting Group, Inc.(1)	1,577	102,489
ICF International, Inc.	1,384	131,480
Insperity, Inc.	2,722	271,737
Security	Shares	Value
Professional Services (continued)
Kelly Services, Inc., Class A	2,680	$ 53,144
Kforce, Inc.	1,567	96,120
Korn Ferry	4,165	241,653
Legalzoom.com, Inc.(1)(2)	7,347	80,744
ManTech International Corp. / VA, Class A	2,242	213,999
Planet Labs PBC(1)	11,662	50,496
Red Violet, Inc.(1)	711	13,537
Resources Connection, Inc.	2,400	48,888
Skillsoft Corp.(1)	6,088	21,430
Spire Global, Inc.(1)	9,381	10,882
Sterling Check Corp.(1)(2)	1,796	29,293
TriNet Group, Inc.(1)	2,809	218,035
TrueBlue, Inc.(1)	2,943	52,680
Upwork, Inc.(1)	9,146	189,139
Willdan Group, Inc.(1)	898	24,767
		$ 3,189,255
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.(1)	112	$ 1,589
Anywhere Real Estate, Inc.(1)	9,326	91,675
Compass, Inc.(1)	19,550	70,576
Cushman & Wakefield PLC(1)	11,924	181,722
DigitalBridge Group, Inc.(1)	44,351	216,433
Doma Holdings, Inc.(1)	10,271	10,579
Douglas Elliman, Inc.	5,632	26,977
eXp World Holdings, Inc.(2)	4,867	57,285
Forestar Group, Inc.(1)	1,430	19,577
FRP Holdings, Inc.(1)	588	35,486
Kennedy-Wilson Holdings, Inc.	8,858	167,771
Marcus & Millichap, Inc.	1,962	72,574
Newmark Group, Inc., Class A	11,087	107,211
Offerpad Solutions, Inc.(1)	5,120	11,162
RE / MAX Holdings, Inc., Class A	1,564	38,349
Redfin Corp.(1)(2)	7,977	65,731
RMR Group, Inc. (The), Class A	1,361	38,584
Seritage Growth Properties, Class A(1)	2,944	15,338
St. Joe Co. (The)	2,613	103,370
Stratus Properties, Inc.(1)	442	14,243
Tejon Ranch Co.(1)	1,572	24,397
Transcontinental Realty Investors, Inc.(1)	94	3,740
		$ 1,374,369
Road & Rail — 0.5%
ArcBest Corp.	1,957	$ 137,714
Bird Global, Inc.(1)	12,857	5,606
Covenant Logistics Group, Inc.	905	22,706

25
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Road & Rail (continued)
Daseke, Inc.(1)	3,140	$ 20,064
Heartland Express, Inc.	3,887	54,068
Marten Transport, Ltd.	4,424	74,412
PAM Transportation Services, Inc.(1)	748	20,488
Saia, Inc.(1)	1,992	374,496
TuSimple Holdings, Inc.(1)	10,494	75,872
Universal Truckload Services, Inc.	475	12,972
Werner Enterprises, Inc.	4,874	187,844
		$ 986,242
Semiconductors & Semiconductor Equipment — 2.6%
ACM Research, Inc., Class A(1)	3,596	$ 60,521
Alpha & Omega Semiconductor, Ltd.(1)	1,700	56,678
Ambarella, Inc.(1)	2,735	179,033
Amkor Technology, Inc.	7,612	129,023
Atomera, Inc.(1)(2)	1,466	13,751
Axcelis Technologies, Inc.(1)	2,553	140,006
AXT, Inc.(1)	3,267	19,145
CEVA, Inc.(1)	1,882	63,160
CMC Materials, Inc.	2,141	373,583
Cohu, Inc.(1)	3,598	99,844
Credo Technology Group Holding, Ltd.(1)	1,710	19,973
CyberOptics Corp.(1)	538	18,798
Diodes, Inc.(1)	3,342	215,793
FormFactor, Inc.(1)	5,853	226,687
Ichor Holdings, Ltd.(1)	2,200	57,156
Impinj, Inc.(1)	1,504	88,240
indie Semiconductor, Inc.(1)	7,484	42,659
Kulicke & Soffa Industries, Inc.	4,360	186,652
MACOM Technology Solutions Holdings, Inc.(1)	3,818	176,010
MaxLinear, Inc.(1)	5,440	184,851
NeoPhotonics Corp.(1)	4,198	66,035
Onto Innovation, Inc.(1)	3,734	260,409
PDF Solutions, Inc.(1)	2,532	54,463
Photronics, Inc.(1)	4,620	89,998
Power Integrations, Inc.	4,338	325,393
Rambus, Inc.(1)	8,317	178,732
Rigetti Computing, Inc.(2)	2,404	8,823
Rockley Photonics Holdings, Ltd.(1)(2)	7,645	16,666
Semtech Corp.(1)	4,747	260,943
Silicon Laboratories, Inc.(1)	2,723	381,819
SiTime Corp.(1)	1,202	195,962
SkyWater Technology, Inc.(1)(2)	616	3,708
SMART Global Holdings, Inc.(1)(2)	3,784	61,944
SunPower Corp.(1)(2)	6,461	102,148
Synaptics, Inc.(1)	2,976	351,317
Transphorm, Inc.	1,608	6,126
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc.(1)	3,443	$ 102,498
Veeco Instruments, Inc.(1)	4,143	80,374
		$ 4,898,921
Software — 4.8%
8x8, Inc.(1)	8,347	$ 42,987
A10 Networks, Inc.	4,968	71,440
ACI Worldwide, Inc.(1)	8,591	222,421
Agilysys, Inc.(1)	1,551	73,316
Alarm.com Holdings, Inc.(1)	3,708	229,377
Alkami Technology, Inc.(1)	2,198	30,530
Altair Engineering, Inc., Class A(1)	3,898	204,645
American Software, Inc., Class A	2,315	37,410
Amplitude, Inc.(1)	4,194	59,932
Appfolio, Inc., Class A(1)	1,469	133,150
Appian Corp.(1)(2)	3,084	146,058
Applied Blockchain, Inc.	605	635
Arteris, Inc.(1)	390	2,718
Asana, Inc., Class A(1)	5,706	100,312
Avaya Holdings Corp.(1)	6,471	14,495
AvePoint, Inc.(1)	9,660	41,924
Benefitfocus, Inc.(1)(2)	2,338	18,190
Blackbaud, Inc.(1)	3,484	202,316
Blackline, Inc.(1)	4,193	279,254
Blend Labs, Inc.(1)	13,875	32,745
Box, Inc., Class A(1)	9,683	243,431
BTRS Holdings, Inc.(1)	7,375	36,728
C3.ai, Inc.(1)	5,162	94,258
Cerence, Inc.(1)(2)	2,967	74,857
ChannelAdvisor Corp.(1)	2,410	35,138
Cipher Mining, Inc.(1)	2,930	4,014
Cleanspark, Inc.(1)	2,567	10,063
Clear Secure, Inc., Class A(1)(2)	4,667	93,340
Commvault Systems, Inc.(1)	3,339	210,023
Consensus Cloud Solutions, Inc.(1)	1,133	49,489
Couchbase, Inc.(1)	1,822	29,917
CS Disco, Inc.(1)(2)	1,668	30,091
Cvent Holding Corp.(1)	6,305	29,129
Digimarc Corp.(1)(2)	926	13,094
Digital Turbine, Inc.(1)	7,101	124,055
Domo, Inc., Class B(1)	2,113	58,741
Duck Creek Technologies, Inc.(1)	5,793	86,026
E2open Parent Holdings, Inc.(1)(2)	15,369	119,571
Ebix, Inc.	2,269	38,346
eGain Corp.(1)	1,491	14,537
Enfusion, Inc., Class A(1)	1,682	17,173
EngageSmart, Inc.(1)	2,617	42,081

26
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Envestnet, Inc.(1)	4,165	$ 219,787
Everbridge, Inc.(1)	2,969	82,805
EverCommerce, Inc.(1)	2,327	21,036
ForgeRock, Inc.(1)	2,100	44,982
Greenidge Generation Holdings, Inc.(1)	960	2,438
GTY Technology Holdings, Inc.(1)	2,543	15,919
Instructure Holdings, Inc.(1)	1,314	29,828
Intapp, Inc.(1)	1,077	15,767
InterDigital, Inc.	2,318	140,934
IronNet, Inc.(1)(2)	4,862	10,745
Kaleyra, Inc.(1)	2,211	4,510
KnowBe4, Inc.(1)	5,463	85,332
Latch, Inc.(1)	5,277	6,016
LivePerson, Inc.(1)	5,071	71,704
LiveRamp Holdings, Inc.(1)	5,104	131,734
LiveVox Holdings, Inc.(1)	1,668	2,769
Marathon Digital Holdings, Inc.(1)(2)	7,486	39,975
Matterport, Inc.(1)(2)	16,419	60,094
MeridianLink, Inc.(1)	1,759	29,375
MicroStrategy, Inc., Class A(1)	729	119,775
Mitek Systems, Inc.(1)	3,089	28,542
Model N, Inc.(1)	2,795	71,496
Momentive Global, Inc.(1)	9,991	87,921
N-able, Inc.(1)	5,114	46,026
NextNav, Inc.(1)	3,659	8,306
Olo, Inc., Class A(1)	6,745	66,573
ON24, Inc.(1)	3,120	29,609
OneSpan, Inc.(1)	2,735	32,547
PagerDuty, Inc.(1)(2)	6,330	156,857
Ping Identity Holding Corp.(1)	5,797	105,158
Progress Software Corp.	3,448	156,194
PROS Holdings, Inc.(1)	3,289	86,271
Q2 Holdings, Inc.(1)	4,288	165,388
Qualys, Inc.(1)	2,928	369,338
Rapid7, Inc.(1)	4,392	293,386
Rimini Street, Inc.(1)	3,438	20,662
Riot Blockchain, Inc.(1)(2)	8,339	34,940
SailPoint Technologies Holdings, Inc.(1)	6,985	437,820
Sapiens International Corp. NV	2,300	55,637
SecureWorks Corp., Class A(1)	472	5,126
ShotSpotter, Inc.(1)	604	16,254
Sprout Social, Inc., Class A(1)	3,464	201,155
SPS Commerce, Inc.(1)	2,720	307,496
Sumo Logic, Inc.(1)	6,397	47,914
Telos Corp.(1)	4,086	33,015
Tenable Holdings, Inc.(1)	8,245	374,406
Terawulf, Inc.(1)	1,603	1,924
Security	Shares	Value
Software (continued)
Upland Software, Inc.(1)	2,219	$ 32,220
UserTesting, Inc.(1)(2)	3,548	17,811
Varonis Systems, Inc.(1)	8,251	241,919
Verint Systems, Inc.(1)	4,772	202,094
Veritone, Inc.(1)(2)	2,028	13,243
Viant Technology, Inc., Class A(1)	874	4,440
Vonage Holdings Corp.(1)	19,681	370,790
Weave Communications, Inc.(1)	361	1,097
WM Technology, Inc.(1)	5,383	17,710
Workiva, Inc.(1)	3,576	235,980
Xperi Holding Corp.	8,231	118,773
Yext, Inc.(1)	8,933	42,700
Zeta Global Holdings Corp.(1)	2,335	10,554
Zuora, Inc., Class A(1)	8,630	77,239
		$ 9,160,013
Specialty Retail — 2.0%
Aaron's Co., Inc. (The)	2,660	$ 38,703
Abercrombie & Fitch Co., Class A(1)	3,722	62,976
Academy Sports & Outdoors, Inc.	6,292	223,618
American Eagle Outfitters, Inc.	11,935	133,433
America's Car-Mart, Inc.(1)	476	47,886
Arko Corp.	6,464	52,746
Asbury Automotive Group, Inc.(1)	1,662	281,443
Bed Bath & Beyond, Inc.(1)	5,978	29,711
Big 5 Sporting Goods Corp.	1,632	18,295
Boot Barn Holdings, Inc.(1)	2,323	160,078
Buckle, Inc. (The)	2,282	63,189
Build-A-Bear Workshop, Inc.	1,064	17,471
Caleres, Inc.	2,732	71,688
Camping World Holdings, Inc., Class A(2)	2,887	62,330
Cato Corp. (The), Class A	1,550	17,995
Chico's FAS, Inc.(1)	9,433	46,882
Children's Place, Inc. (The)(1)	1,078	41,956
Citi Trends, Inc.(1)	699	16,531
Conn's, Inc.(1)	1,614	12,944
Container Store Group, Inc. (The)(1)	2,581	16,080
Designer Brands, Inc., Class A	4,336	56,628
Destination XL Group, Inc.(1)	4,482	15,194
EVgo, Inc.(1)(2)	5,097	30,633
Express, Inc.(1)	4,818	9,443
Foot Locker, Inc.	6,232	157,358
Genesco, Inc.(1)	983	49,062
Group 1 Automotive, Inc.	1,206	204,779
GrowGeneration Corp.(1)(2)	4,242	15,229
Guess?, Inc.	2,554	43,546
Haverty Furniture Cos., Inc.	1,371	31,780

27
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Hibbett, Inc.	1,064	$ 46,507
JOANN, Inc.(2)	910	7,052
LL Flooring Holdings, Inc.(1)	2,470	23,144
MarineMax, Inc.(1)	1,632	58,948
Monro, Inc.	2,683	115,047
Murphy USA, Inc.	1,681	391,454
National Vision Holdings, Inc.(1)	6,087	167,392
ODP Corp. (The)(1)	3,224	97,494
OneWater Marine, Inc., Class A(1)	718	23,730
Party City Holdco, Inc.(1)(2)	8,666	11,439
Rent-A-Center, Inc.	3,982	77,450
Sally Beauty Holdings, Inc.(1)	8,712	103,847
Shoe Carnival, Inc.	1,384	29,908
Signet Jewelers, Ltd.	3,499	187,057
Sleep Number Corp.(1)(2)	1,771	54,812
Sonic Automotive, Inc., Class A	1,716	62,857
Sportsman's Warehouse Holdings, Inc.(1)	3,542	33,968
Tile Shop Holdings, Inc.	2,729	8,378
Tilly's, Inc., Class A	1,890	13,268
Torrid Holdings, Inc.(1)	979	4,229
TravelCenters of America, Inc.(1)	979	33,746
Urban Outfitters, Inc.(1)	4,945	92,274
Volta, Inc.(1)(2)	9,165	11,914
Warby Parker, Inc.(1)	6,260	70,488
Winmark Corp.	214	41,852
Zumiez, Inc.(1)	1,173	30,498
		$ 3,828,360
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(1)(2)	9,520	$ 92,344
Avid Technology, Inc.(1)	2,835	73,568
CompoSecure, Inc.(1)	583	3,032
Corsair Gaming, Inc.(1)(2)	2,874	37,736
Diebold Nixdorf, Inc.(1)(2)	5,880	13,348
Eastman Kodak Co.(1)(2)	3,518	16,323
IonQ, Inc.(1)	8,912	39,034
Super Micro Computer, Inc.(1)	3,523	142,153
Turtle Beach Corp.(1)	1,190	14,554
Xerox Holdings Corp.	8,577	127,368
		$ 559,460
Textiles, Apparel & Luxury Goods — 0.6%
Allbirds, Inc.(1)	7,078	$ 27,817
Crocs, Inc.(1)	4,504	219,210
Ermenegildo Zegna Holditalia SpA(1)	3,548	37,431
Fossil Group, Inc.(1)	3,623	18,731
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group, Ltd.(1)	3,579	$ 72,403
Kontoor Brands, Inc.	4,067	135,716
Movado Group, Inc.	1,238	38,291
Oxford Industries, Inc.	1,242	110,215
PLBY Group, Inc.(1)(2)	2,227	14,253
Rocky Brands, Inc.	588	20,098
Steven Madden, Ltd.	5,920	190,683
Superior Group of Cos., Inc.	933	16,561
Unifi, Inc.(1)	1,199	16,858
Wolverine World Wide, Inc.	6,377	128,560
		$ 1,046,827
Thrifts & Mortgage Finance — 1.3%
Axos Financial, Inc.(1)	4,474	$ 160,393
Blue Foundry Bancorp(1)	2,149	25,766
Bridgewater Bancshares, Inc.(1)	1,907	30,779
Capitol Federal Financial, Inc.	9,963	91,460
Columbia Financial, Inc.(1)	2,595	56,597
Enact Holdings, Inc.	2,253	48,394
Essent Group, Ltd.	7,904	307,466
Federal Agricultural Mortgage Corp., Class C	688	67,183
Finance of America Cos., Inc., Class A(1)	2,618	4,110
Flagstar Bancorp, Inc.	4,030	142,863
Greene County Bancorp, Inc.	254	11,504
Hingham Institution for Savings (The)	102	28,945
Home Bancorp, Inc.	638	21,775
Home Point Capital, Inc.(2)	600	2,352
Kearny Financial Corp.	5,244	58,261
Luther Burbank Corp.	1,113	14,525
Merchants Bancorp	1,096	24,846
Mr. Cooper Group, Inc.(1)	5,446	200,086
NMI Holdings, Inc., Class A(1)	6,584	109,624
Northfield Bancorp, Inc.	3,620	47,169
PCSB Financial Corp.	1,066	20,350
PennyMac Financial Services, Inc.	2,335	102,063
Pioneer Bancorp, Inc.(1)	918	8,996
Provident Bancorp, Inc.	1,419	22,278
Provident Financial Services, Inc.	5,603	124,723
Radian Group, Inc.	12,998	255,411
Southern Missouri Bancorp, Inc.	690	31,229
Sterling Bancorp, Inc.(1)	1,284	7,319
TrustCo Bank Corp.	1,565	48,265
Velocity Financial, Inc.(1)	672	7,385
Walker & Dunlop, Inc.	2,327	224,183
Waterstone Financial, Inc.	1,822	31,065

28
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.	4,831	$ 193,675
		$ 2,531,040
Tobacco — 0.2%
22nd Century Group, Inc.(1)(2)	11,838	$ 25,215
Turning Point Brands, Inc.	1,011	27,428
Universal Corp.	1,896	114,708
Vector Group, Ltd.	11,264	118,272
		$ 285,623
Trading Companies & Distributors — 1.4%
Alta Equipment Group, Inc.(1)	1,505	$ 13,500
Applied Industrial Technologies, Inc.	2,871	276,104
Beacon Roofing Supply, Inc.(1)	4,075	209,292
BlueLinx Holdings, Inc.(1)	703	46,967
Boise Cascade Co.	3,044	181,088
Custom Truck One Source, Inc.(1)	4,543	25,441
Distribution Solutions Group, Inc.(1)	447	22,971
DXP Enterprises, Inc.(1)	1,272	38,961
GATX Corp.	2,708	254,985
Global Industrial Co.	1,000	33,770
GMS, Inc.(1)	3,426	152,457
H&E Equipment Services, Inc.	2,486	72,019
Herc Holdings, Inc.	1,979	178,407
Hudson Technologies, Inc.(1)	3,235	24,295
Karat Packaging, Inc.(1)	359	6,125
McGrath RentCorp	1,817	138,092
MRC Global, Inc.(1)	6,928	69,003
NOW, Inc.(1)	8,273	80,910
Rush Enterprises, Inc., Class A	3,238	156,072
Rush Enterprises, Inc., Class B	564	27,980
Textainer Group Holdings, Ltd.	3,758	103,007
Titan Machinery, Inc.(1)	1,521	34,086
Transcat, Inc.(1)	601	34,143
Triton International, Ltd.	4,773	251,298
Veritiv Corp.(1)	1,113	120,816
		$ 2,551,789
Water Utilities — 0.4%
American States Water Co.	2,769	$ 225,701
Artesian Resources Corp., Class A	703	34,566
California Water Service Group	4,020	223,311
Global Water Resources, Inc.	641	8,468
Middlesex Water Co.	1,398	122,577
Pure Cycle Corp.(1)	1,502	15,831
SJW Group	2,026	126,443
Security	Shares	Value
Water Utilities (continued)
York Water Co. (The)	1,157	$ 46,777
		$ 803,674
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(1)	3,752	$ 60,745
KORE Group Holdings, Inc.(1)	2,632	8,080
Shenandoah Telecommunications Co.	3,920	87,024
Telephone & Data Systems, Inc.	7,925	125,136
United States Cellular Corp.(1)	1,199	34,723
		$ 315,708
Total Common Stocks (identified cost $150,641,140)		$172,864,554

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Equity Funds — 1.3%
iShares Russell 2000 ETF(2)	15,000	$ 2,540,400
Total Exchange-Traded Funds (identified cost $2,523,039)		$ 2,540,400

Rights — 0.0%(3)

Security	Shares	Value
Biotechnology — 0.0%(3)
Aduro Biotech, Inc. CVR(1)(4)(5)	1,109	$ 0
GTx, Inc. CVR(1)(4)(5)	57	0
Prevail Therapeutics, Inc. CVR(1)(2)(4)(5)	1,221	610
Tobira Therapeutics, Inc. CVR(1)(4)(5)	690	9,481
		$ 10,091
Health Care Equipment & Supplies — 0.0%(3)
Flexion Therapeutics, Inc. CVR(1)(4)(5)	3,730	$ 2,313
		$ 2,313
Pharmaceuticals — 0.0%
Progenic Pharmaceuticals, Inc. CVR(1)(4)(5)	7,261	$ 0
		$ 0
Total Rights (identified cost $3,082)		$ 12,404

29
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 12.0%
Affiliated Fund — 6.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(6)	13,104,576	$ 13,104,576
Total Affiliated Fund (identified cost $13,104,576)		$ 13,104,576
Securities Lending Collateral — 4.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(7)	8,592,955	$ 8,592,955
Total Securities Lending Collateral (identified cost $8,592,955)		$ 8,592,955
U.S. Treasury Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 1/26/23(8)	$1,000	$ 985,893
Total U.S. Treasury Obligations (identified cost $995,687)		$ 985,893
Total Short-Term Investments (identified cost $22,693,218)		$ 22,683,424
Total Investments — 104.5% (identified cost $175,860,479)		$198,100,782
Other Assets, Less Liabilities — (4.5)%		$ (8,502,359)
Net Assets — 100.0%		$ 189,598,423

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $12,289,220.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Restricted security. Total market value of restricted securities amounts to $12,404, which represents less than 0.05% of the net assets of the Fund as of June 30, 2022.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	151	Long	9/16/22	$12,895,400	$ (79,905)
					$(79,905)
30
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$ 0
Flexion Therapeutics, Inc. CVR	11/22/21	2,313
GTx, Inc. CVR	6/10/19	117
Prevail Therapeutics, Inc. CVR	1/25/21	611
Progenic Pharmaceuticals, Inc. CVR	6/22/20	0
Tobira Therapeutics, Inc. CVR	11/2/16	41

Abbreviations:
CVR	– Contingent Value Rights
31
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $162,755,903) - including $12,289,220 of securities on loan	$ 184,996,206
Investments in securities of affiliated issuers, at value (identified cost $13,104,576)	13,104,576
Cash	369,679
Receivable for capital shares sold	138,823
Dividends receivable	180,214
Dividends receivable - affiliated	9,783
Securities lending income receivable	15,632
Receivable from affiliate	52,517
Directors' deferred compensation plan	94,539
Total assets	$198,961,969
Liabilities
Payable for variation margin on open futures contracts	$ 101,150
Payable for investments purchased	308,586
Payable for capital shares redeemed	103,748
Deposits for securities loaned	8,592,955
Payable to affiliates:
Investment advisory fee	39,059
Administrative fee	19,411
Distribution and service fees	8,770
Sub-transfer agency fee	280
Directors' deferred compensation plan	94,539
Accrued expenses	95,048
Total liabilities	$ 9,363,546
Net Assets	$189,598,423
Sources of Net Assets
Paid-in capital	$ 145,485,026
Distributable earnings	44,113,397
Net Assets	$189,598,423
Class I Shares
Net Assets	$ 137,436,304
Shares Outstanding	1,806,966
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 76.06
Class F Shares
Net Assets	$ 52,162,119
Shares Outstanding	690,744
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 75.52
32
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $2,076)	$ 1,267,936
Dividend income - affiliated issuers	19,661
Interest income	3,189
Securities lending income, net	60,043
Total investment income	$ 1,350,829
Expenses
Investment advisory fee	$ 269,073
Administrative fee	129,155
Distribution and service fees:
Class F	56,753
Directors' fees and expenses	5,127
Custodian fees	4,548
Transfer agency fees and expenses	87,054
Accounting fees	23,827
Professional fees	18,105
Reports to shareholders	2,913
Licensing fees	56,770
Miscellaneous	10,681
Total expenses	$ 664,006
Waiver and/or reimbursement of expenses by affiliate	$ (188,229)
Net expenses	$ 475,777
Net investment income	$ 875,052
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 663,733
Investment securities - affiliated issuers	(22)
Futures contracts	(2,813,870)
Net realized loss	$ (2,150,159)
Change in unrealized appreciation (depreciation):
Investment securities	$ (56,366,582)
Investment securities - affiliated issuers	(99)
Futures contracts	(410,915)
Net change in unrealized appreciation (depreciation)	$(56,777,596)
Net realized and unrealized loss	$(58,927,755)
Net decrease in net assets from operations	$(58,052,703)
33
See Notes to Financial Statements.

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VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 875,052	$ 1,872,777
Net realized gain (loss)	(2,150,159)	21,378,864
Net change in unrealized appreciation (depreciation)	(56,777,596)	8,137,652
Net increase (decrease) in net assets from operations	$ (58,052,703)	$ 31,389,293
Distributions to shareholders:
Class I	$ —	$ (6,490,617)
Class F	—	(2,231,132)
Total distributions to shareholders	$ —	$ (8,721,749)
Capital share transactions:
Class I	$ (3,405,070)	$ (2,752,812)
Class F	3,413,762	9,925,895
Net increase in net assets from capital share transactions	$ 8,692	$ 7,173,083
Net increase (decrease) in net assets	$ (58,044,011)	$ 29,840,627
Net Assets
At beginning of period	$ 247,642,434	$ 217,801,807
At end of period	$189,598,423	$247,642,434
34
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Financial Highlights

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 99.34	$ 89.92	$ 80.81	$ 71.03	$ 84.82	$ 77.43
Income (Loss) From Operations
Net investment income(1)	$ 0.37	$ 0.82	$ 0.79	$ 0.90	$ 0.98	$ 0.93
Net realized and unrealized gain (loss)	(23.65)	12.22	13.71	15.99	(9.44)	10.12
Total income (loss) from operations	$ (23.28)	$ 13.04	$ 14.50	$ 16.89	$ (8.46)	$ 11.05
Less Distributions
From net investment income	$ —	$ (0.77)	$ (0.82)	$ (0.77)	$ (0.96)	$ (0.64)
From net realized gain	—	(2.85)	(4.57)	(6.34)	(4.37)	(3.02)
Total distributions	$ —	$ (3.62)	$ (5.39)	$ (7.11)	$ (5.33)	$ (3.66)
Net asset value — End of period	$ 76.06	$ 99.34	$ 89.92	$ 80.81	$ 71.03	$ 84.82
Total Return(2)	(23.43)% (3)	14.53%	19.64%	25.08%	(11.23)%	14.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$137,436	$183,595	$168,541	$154,335	$127,473	$158,646
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.57% (5)	0.57%	0.59%	0.58%	0.59%	0.65%
Net expenses	0.39% (5)(6)	0.39%	0.39%	0.39%	0.38%	0.38%
Net investment income	0.86% (5)	0.81%	1.08%	1.13%	1.13%	1.15%
Portfolio Turnover	9% (3)	19%	16%	15%	15%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
35
See Notes to Financial Statements.

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VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 98.73	$ 89.56	$ 80.67	$ 71.07	$ 85.07	$ 77.84
Income (Loss) From Operations
Net investment income(1)	$ 0.29	$ 0.62	$ 0.64	$ 0.73	$ 0.77	$ 0.74
Net realized and unrealized gain (loss)	(23.50)	12.17	13.64	15.98	(9.44)	10.15
Total income (loss) from operations	$ (23.21)	$ 12.79	$ 14.28	$ 16.71	$ (8.67)	$ 10.89
Less Distributions
From net investment income	$ —	$ (0.77)	$ (0.82)	$ (0.77)	$ (0.96)	$ (0.64)
From net realized gain	—	(2.85)	(4.57)	(6.34)	(4.37)	(3.02)
Total distributions	$ —	$ (3.62)	$ (5.39)	$ (7.11)	$ (5.33)	$ (3.66)
Net asset value — End of period	$ 75.52	$ 98.73	$ 89.56	$ 80.67	$ 71.07	$ 85.07
Total Return(2)	(23.51)% (3)	14.30%	19.40%	24.82%	(11.46)%	14.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,162	$64,047	$49,261	$43,233	$30,499	$32,547
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.77% (5)	0.77%	0.79%	0.78%	0.79%	0.86%
Net expenses	0.59% (5)(6)	0.59%	0.59%	0.60%	0.63%	0.63%
Net investment income	0.68% (5)	0.62%	0.88%	0.92%	0.89%	0.91%
Portfolio Turnover	9% (3)	19%	16%	15%	15%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
36
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Russell 2000® Small Cap Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
37

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 172,864,554(2)	$ —	$ 0	$ 172,864,554
Exchange-Traded Funds	2,540,400	—	—	2,540,400
Rights	—	—	12,404	12,404
Short-Term Investments:
Affiliated Fund	13,104,576	—	—	13,104,576
Securities Lending Collateral	8,592,955	—	—	8,592,955
U.S. Treasury Obligations	—	985,893	—	985,893
Total Investments	$197,102,485	$985,893	$12,404	$198,100,782
Liability Description
Futures Contracts	$ (79,905)	$ —	$ —	$ (79,905)
Total	$ (79,905)	$ —	$ —	$ (79,905)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2022 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are
38

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2022, the investment advisory fee amounted to $269,073.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment advisory fee paid was reduced by $2,749 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by CRM. CRM did not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.39% for Class I and 0.59% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023. For the six months ended June 30, 2022, CRM waived or reimbursed expenses of $185,480.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2022, CRM was paid administrative fees of $129,155.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2022 amounted to $56,753 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $328 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation
39

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2022, expenses incurred under the Servicing Plan amounted to $86,224, of which $36,594 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2022 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,750.
4  Investment Activity
During the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $18,468,085 and $22,888,282, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$175,484,222
Gross unrealized appreciation	$ 56,836,262
Gross unrealized depreciation	(34,299,607)
Net unrealized appreciation	$ 22,536,655
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2022 is included in the Schedule of Investments.
During the six months ended June 30, 2022, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(79,905) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2022 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (2,813,870)	$ (410,915)
40

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2022 was approximately $12,652,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2022, the total value of securities on loan was $12,289,220 and the total value of collateral received was $12,844,880, comprised of cash of $8,592,955 and U.S. government and/or agencies securities of $4,251,925.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 6,369,714	$ —	$ —	$ —	$ 6,369,714
Exchange-Traded Funds	2,194,853	—	—	—	2,194,853
Rights	28,388	—	—	—	28,388
Total	$8,592,955	$ —	$ —	$ —	$8,592,955
The carrying amount of the liability for deposits for securities loaned at June 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2022.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2022.
41

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Funds
At June 30, 2022, the value of the Fund’s investment in affiliated funds was $13,104,576, which represents 6.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$11,109,283	$ 9,024,957	$(20,134,119)	$ (22)	$ (99)	$ —	$ 3,052	—
Liquidity Fund	—	31,127,052	(18,022,476)	—	—	13,104,576	16,609	13,104,576
Total				$ (22)	$ (99)	$13,104,576	$19,661
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares for the six months ended June 30, 2022 and the year ended December 31, 2021 were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I
Shares sold	79,063	$ 6,944,341	210,954	$ 21,302,381
Reinvestment of distributions	—	—	65,581	6,490,617
Shares redeemed	(120,173)	(10,349,411)	(302,828)	(30,545,810)
Net decrease	(41,110)	$ (3,405,070)	(26,293)	$ (2,752,812)
Class F
Shares sold	99,150	$ 8,431,545	185,362	$ 18,663,731
Reinvestment of distributions	—	—	22,672	2,231,132
Shares redeemed	(57,102)	(5,017,783)	(109,357)	(10,968,968)
Net increase	42,048	$ 3,413,762	98,677	$ 9,925,895
At June 30, 2022, separate accounts of an insurance company that is an affiliate of AIP owned 45.9% of the value of the outstanding shares of the Fund and separate accounts of another insurance company owned 15.7% of the value of the outstanding shares of the Fund.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
42

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a video conference meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 14, 2022, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period. The meeting was held by video conference due to circumstances related to current or potential effects of COVID-19 pursuant to temporary exemptive relief issued by the Securities and Exchange Commission.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
43

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Russell 2000® Small Cap Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2021. This performance data indicated that the Fund had underperformed the median of its peer universe for the one- and three-year periods ended December 31, 2021, while it had outperformed the median of its peer universe for the five-year period ended December 31, 2021. The data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2021. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
44

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
45

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 14, 2022, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
46

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
47

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

48

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
49

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
50

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24226     6.30.22

Calvert
VP EAFE International Index Portfolio
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2022
Calvert
VP EAFE International Index Portfolio

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	11/12/2002	11/12/2002	(19.25)%	(17.65)%	1.96%	4.82%
Class F at NAV	12/17/2007	11/12/2002	(19.33)	(17.81)	1.74	4.59

MSCI EAFE Index	—	—	(19.57)%	(17.77)%	2.20%	5.39%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.64%	0.84%
Net	0.48	0.68
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Nestle S.A.	2.4%
Roche Holding AG PC	1.7
AstraZeneca PLC	1.5
Shell PLC	1.5
ASML Holding NV	1.4
Novo Nordisk A/S, Class B	1.4
Novartis AG	1.4
LVMH Moet Hennessy Louis Vuitton SE	1.2
Toyota Motor Corp.	1.2
BHP Group, Ltd.	1.1
Total	14.8%

*	Excludes cash and cash equivalents.

3

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Endnotes and Additional Disclosures

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$ 807.50	$2.15 **	0.48%
Class F	$1,000.00	$ 806.70	$3.05 **	0.68%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.41	$2.41 **	0.48%
Class F	$1,000.00	$1,021.42	$3.41 **	0.68%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Australia — 7.6%
Ampol, Ltd.	1,867	$ 44,066
APA Group(1)	9,428	73,423
Aristocrat Leisure, Ltd.	4,758	113,174
ASX, Ltd.(1)	1,431	80,887
Aurizon Holdings, Ltd.	13,234	34,806
Australia & New Zealand Banking Group, Ltd.	21,245	323,576
BHP Group, Ltd.	38,830	1,111,843
BlueScope Steel, Ltd.	3,687	40,626
Brambles, Ltd.	11,380	84,147
Cochlear, Ltd.	497	68,234
Coles Group, Ltd.	10,242	126,042
Commonwealth Bank of Australia	13,102	818,567
Computershare, Ltd.	4,363	74,403
CSL, Ltd.	3,765	699,066
Dexus	7,432	45,703
Domino's Pizza Enterprises, Ltd.(1)	498	23,409
Endeavour Group, Ltd.	9,763	51,075
Evolution Mining, Ltd.	13,620	22,254
Fortescue Metals Group, Ltd.	12,966	155,913
Goodman Group	12,738	157,285
GPT Group (The)	14,328	41,876
IDP Education, Ltd.(1)	1,633	26,741
Insurance Australia Group, Ltd.(1)	18,559	55,966
Lendlease Corp., Ltd.(1)	5,044	31,772
Lottery Corp., Ltd. (The)(1)(2)	15,814	49,339
Macquarie Group, Ltd.	2,789	317,544
Medibank Pvt, Ltd.	21,199	47,680
Mineral Resources, Ltd.	1,278	42,893
Mirvac Group	32,152	43,948
National Australia Bank, Ltd.	24,772	469,747
Newcrest Mining, Ltd.	6,802	96,903
Northern Star Resources, Ltd.	9,479	44,463
Orica, Ltd.(1)	3,401	37,209
Origin Energy, Ltd.(1)	14,121	56,054
Qantas Airways, Ltd.(2)	7,283	22,540
QBE Insurance Group, Ltd.	11,557	97,112
Ramsay Health Care, Ltd.(1)	1,442	73,038
REA Group, Ltd.(1)	374	28,880
Reece, Ltd.(1)	2,401	22,807
Rio Tinto, Ltd.	2,830	201,889
Santos, Ltd.	24,651	124,985
Scentre Group	41,355	74,255
SEEK, Ltd.	2,474	35,888
Sonic Healthcare, Ltd.	3,588	81,782
South32, Ltd.	34,581	93,704
Security	Shares	Value
Australia (continued)
Stockland	19,317	$ 48,230
Suncorp Group, Ltd.	10,030	76,486
Telstra Corp., Ltd.	29,426	78,267
Transurban Group	23,422	233,033
Treasury Wine Estates, Ltd.	5,227	40,991
Vicinity Centres	26,887	34,156
Washington H. Soul Pattinson & Co., Ltd.(1)	1,836	29,901
Wesfarmers, Ltd.	8,686	251,234
Westpac Banking Corp.	26,727	360,518
WiseTech Global, Ltd.	995	26,091
Woodside Energy Group, Ltd.	14,382	316,095
Woolworths Group, Ltd.	9,115	223,886
		$ 8,086,402
Austria — 0.2%
Erste Group Bank AG	2,695	$ 68,483
OMV AG	1,058	49,758
Verbund AG	502	49,346
voestalpine AG	996	21,287
		$ 188,874
Belgium — 0.9%
Ageas S.A./NV	1,339	$ 59,040
Anheuser-Busch InBev S.A./NV	6,721	361,939
D'Ieteren Group	195	28,654
Elia Group S.A./NV	260	36,925
Groupe Bruxelles Lambert S.A.	804	67,399
KBC Group NV	1,867	105,039
Proximus S.A.	1,301	19,203
Sofina S.A.(1)	101	20,703
Solvay S.A.	606	49,369
UCB S.A.	904	76,604
Umicore S.A.	1,462	51,249
Warehouses De Pauw CVA	1,159	36,571
		$ 912,695
Denmark — 2.8%
AP Moller - Maersk A/S, Class A	25	$ 58,024
AP Moller - Maersk A/S, Class B	40	93,904
Carlsberg A/S, Class B	791	101,092
Chr. Hansen Holding A/S	842	61,464
Coloplast A/S, Class B	881	100,663
Danske Bank A/S	5,328	75,832
Demant A/S(2)	798	29,998
DSV A/S	1,447	203,473
Genmab A/S(2)	504	163,520
GN Store Nord A/S	974	34,360

6
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Denmark (continued)
Novo Nordisk A/S, Class B	13,028	$ 1,444,835
Novozymes A/S, Class B	1,592	95,811
Orsted A/S(3)	1,477	155,564
Pandora A/S	798	50,699
ROCKWOOL International A/S, Class B	61	13,849
Tryg A/S	2,723	61,349
Vestas Wind Systems A/S	7,852	166,949
		$ 2,911,386
Finland — 1.2%
Elisa Oyj	1,026	$ 57,761
Fortum Oyj	3,297	49,834
Kesko Oyj, Class B	2,174	51,449
Kone Oyj, Class B	2,655	126,896
Neste Oyj	3,264	145,186
Nokia Oyj	41,171	190,830
Nordea Bank Abp	24,805	219,115
Orion Oyj, Class B	819	36,654
Sampo Oyj, Class A	3,834	167,550
Stora Enso Oyj, Class R	4,366	69,180
UPM-Kymmene Oyj	4,106	125,904
Wartsila Oyj Abp	3,830	30,022
		$ 1,270,381
France — 10.5%
Accor S.A.(2)	1,179	$ 32,165
Aeroports de Paris(2)	234	29,830
Air Liquide S.A.	3,983	536,123
Alstom S.A.	2,516	57,452
Amundi S.A.(3)	448	24,666
ArcelorMittal S.A.	4,566	102,394
Arkema S.A.	475	42,490
AXA S.A.	14,940	341,252
BioMerieux	321	31,475
BNP Paribas S.A.	8,415	402,506
Bollore SE	6,375	29,719
Bouygues S.A.	1,786	55,122
Bureau Veritas S.A.(1)	2,318	59,638
Capgemini SE	1,237	213,333
Carrefour S.A.	4,895	86,893
Cie de Saint-Gobain	3,830	165,491
Cie Generale des Etablissements Michelin SCA	5,156	140,815
Covivio	345	19,274
Credit Agricole S.A.	9,189	84,713
Danone S.A.	5,027	281,523
Dassault Aviation S.A.	170	26,548
Dassault Systemes SE	5,026	186,167
Security	Shares	Value
France (continued)
Edenred	1,978	$ 93,699
Eiffage S.A.	616	55,723
Electricite de France S.A.	3,598	29,553
Engie S.A.	14,009	162,210
EssilorLuxottica S.A.	2,184	331,122
Eurazeo SE	286	17,768
Eurofins Scientific SE	1,066	84,191
Gecina S.A.	366	34,349
Getlink SE	3,525	62,517
Hermes International	244	274,604
Ipsen S.A.	305	28,878
Kering S.A.	577	299,017
Klepierre S.A.	1,482	28,680
La Francaise des Jeux SAEM(3)	723	25,106
Legrand S.A.	2,077	154,214
L'Oreal S.A.	1,839	638,511
LVMH Moet Hennessy Louis Vuitton SE	2,129	1,304,816
Orange S.A.	15,349	180,866
Pernod Ricard S.A.	1,578	291,732
Publicis Groupe S.A.	1,677	82,476
Remy Cointreau S.A.	149	26,144
Renault S.A.(2)	1,531	38,652
Safran S.A.	2,618	260,662
Sanofi	8,729	880,285
Sartorius Stedim Biotech	208	65,628
Schneider Electric SE	4,146	494,019
SEB S.A.	192	18,529
Societe Generale S.A.	6,106	135,002
Sodexo S.A.	722	51,070
Teleperformance	446	137,718
Thales S.A.	834	102,396
TotalEnergies SE	19,108	1,005,787
Ubisoft Entertainment S.A.(2)	727	32,063
Unibail-Rodamco-Westfield (2)(4)	136	6,934
Unibail-Rodamco-Westfield (2)(4)	860	43,722
Valeo	1,737	33,847
Veolia Environnement S.A.	5,212	127,763
Vinci S.A.	4,129	370,625
Vivendi SE	5,507	56,198
Wendel SE	198	16,595
Worldline S.A.(2)(3)	1,885	70,309
		$ 11,103,569
Germany — 7.7%
adidas AG	1,320	$ 234,473
Allianz SE	3,156	605,037
Aroundtown S.A.	8,106	25,926

7
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
BASF SE	7,133	$ 312,085
Bayer AG	7,487	447,096
Bayerische Motoren Werke AG	2,517	195,119
Bayerische Motoren Werke AG, PFC Shares	526	37,517
Bechtle AG	660	27,109
Beiersdorf AG	754	77,373
Brenntag SE	1,104	72,288
Carl Zeiss Meditec AG	333	40,036
Commerzbank AG(2)	8,227	58,372
Continental AG	783	54,958
Covestro AG(3)	1,407	48,891
Daimler Truck Holding AG(2)	3,483	91,728
Delivery Hero SE(2)(3)	1,234	46,554
Deutsche Bank AG	15,230	133,837
Deutsche Boerse AG	1,459	245,005
Deutsche Lufthansa AG(2)	4,675	27,537
Deutsche Post AG	7,621	287,740
Deutsche Telekom AG	24,718	491,622
E.ON SE	17,421	146,738
Evonik Industries AG	1,690	36,244
Fresenius Medical Care AG & Co. KGaA	1,614	80,863
Fresenius SE & Co. KGaA	3,202	97,378
GEA Group AG	1,175	40,735
Hannover Rueck SE	426	62,134
HeidelbergCement AG	1,195	57,696
HelloFresh SE(2)	1,318	42,999
Henkel AG & Co. KGaA	829	50,934
Henkel AG & Co. KGaA, PFC Shares	1,475	91,274
Infineon Technologies AG	10,170	247,390
KION Group AG	600	25,117
Knorr-Bremse AG	597	34,193
LEG Immobilien SE	523	43,525
Mercedes-Benz Group AG	6,125	355,730
Merck KGaA	989	167,755
MTU Aero Engines AG	398	72,910
Muenchener Rueckversicherungs-Gesellschaft AG	1,083	256,181
Nemetschek SE	486	29,567
Porsche Automobil Holding SE, PFC Shares	1,133	75,357
Puma SE	797	52,878
Rational AG	41	23,903
Rheinmetall AG	337	77,768
RWE AG	4,911	181,638
SAP SE	8,040	732,849
Sartorius AG, PFC Shares	203	71,247
Scout24 SE(3)	615	31,682
Siemens AG	5,908	607,322
Siemens Energy AG(2)	3,088	45,512
Security	Shares	Value
Germany (continued)
Siemens Healthineers AG(3)	2,214	$ 112,884
Symrise AG	968	105,575
Telefonica Deutschland Holding AG	7,582	21,864
Uniper SE	708	10,581
United Internet AG	763	21,871
Volkswagen AG	230	42,064
Volkswagen AG, PFC Shares	1,476	198,728
Vonovia SE	5,511	170,513
Zalando SE(2)(3)	1,718	45,257
		$ 8,129,159
Hong Kong — 3.3%
AIA Group, Ltd.	92,966	$ 1,015,799
BOC Hong Kong Holdings, Ltd.	28,956	114,983
Budweiser Brewing Co. APAC, Ltd.(3)	12,300	36,909
Chow Tai Fook Jewellery Group, Ltd.	16,800	31,733
CK Asset Holdings, Ltd.	14,709	104,512
CK Hutchison Holdings, Ltd.	20,847	141,426
CK Infrastructure Holdings, Ltd.	5,604	34,425
CLP Holdings, Ltd.	12,622	104,892
ESR Cayman, Ltd.(2)(3)	13,600	36,878
Futu Holdings, Ltd. ADR(2)	406	21,197
Galaxy Entertainment Group, Ltd.	16,913	101,319
Hang Lung Properties, Ltd.	14,000	26,640
Hang Seng Bank, Ltd.	6,040	107,034
Henderson Land Development Co., Ltd.	11,806	44,371
HK Electric Investments & HK Electric Investments, Ltd.	20,027	18,375
HKT Trust & HKT, Ltd.	25,020	33,603
Hong Kong & China Gas Co., Ltd.	83,675	90,303
Hong Kong Exchanges & Clearing, Ltd.	9,306	460,240
Hongkong Land Holdings, Ltd.	9,294	46,676
Jardine Matheson Holdings, Ltd.	1,619	85,069
Link REIT	15,789	129,018
MTR Corp., Ltd.	12,481	65,435
New World Development Co., Ltd.	12,107	43,611
Power Assets Holdings, Ltd.	11,042	69,564
Sands China, Ltd.(2)	19,483	46,870
Sino Land Co., Ltd.	23,433	34,603
SITC International Holdings Co., Ltd.	10,000	28,442
Sun Hung Kai Properties, Ltd.	11,152	132,040
Swire Pacific, Ltd., Class A	4,537	27,096
Swire Properties, Ltd.	8,529	21,234
Techtronic Industries Co., Ltd.	10,525	109,904
WH Group, Ltd.(3)	64,733	50,102
Wharf Real Estate Investment Co., Ltd.	13,118	62,641
Xinyi Glass Holdings, Ltd.	14,000	33,779
		$ 3,510,723

8
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ireland — 0.9%
CRH PLC	5,756	$ 198,632
DCC PLC	788	49,027
Experian PLC	7,125	209,196
Flutter Entertainment PLC(2)	1,249	126,621
James Hardie Industries PLC CDI	3,369	73,757
Kerry Group PLC, Class A	1,223	116,958
Kingspan Group PLC	1,176	70,714
Smurfit Kappa Group PLC	1,810	61,037
		$ 905,942
Israel — 0.8%
Azrieli Group, Ltd.	315	$ 22,177
Bank Hapoalim B.M.	10,120	84,980
Bank Leumi Le-Israel B.M.	12,248	109,571
Check Point Software Technologies, Ltd.(2)	764	93,040
CyberArk Software, Ltd.(2)	327	41,843
Elbit Systems, Ltd.	215	49,381
ICL Group, Ltd.	5,687	51,950
Israel Discount Bank, Ltd., Class A	9,975	52,233
Kornit Digital, Ltd.(2)	362	11,475
Mizrahi Tefahot Bank, Ltd.	1,288	42,878
Nice, Ltd.(2)	486	93,783
Teva Pharmaceutical Industries, Ltd. ADR(2)	8,820	66,327
Tower Semiconductor, Ltd.(2)	851	39,694
Wix.com, Ltd.(2)	433	28,383
ZIM Integrated Shipping Services, Ltd.	653	30,841
		$ 818,556
Italy — 1.9%
Amplifon SpA	989	$ 30,406
Assicurazioni Generali SpA	8,378	133,820
Atlantia SpA	3,751	88,053
Davide Campari-Milano NV	3,681	38,833
DiaSorin SpA	212	27,880
Enel SpA	62,120	340,680
Eni SpA	19,431	230,464
Ferrari NV	964	177,412
FinecoBank Banca Fineco SpA	4,632	55,568
Infrastrutture Wireless Italiane SpA(3)	2,913	29,614
Intesa Sanpaolo SpA	124,945	233,831
Mediobanca Banca di Credito Finanziario SpA	4,446	38,559
Moncler SpA	1,629	70,187
Nexi SpA(2)(3)	4,183	34,738
Poste Italiane SpA(3)	4,086	38,231
Prysmian SpA	1,988	54,616
Recordati Industria Chimica e Farmaceutica SpA	757	33,012
Snam SpA	15,969	83,779
Security	Shares	Value
Italy (continued)
Telecom Italia SpA(1)(2)	66,564	$ 17,454
Tenaris S.A.	3,576	45,931
Terna - Rete Elettrica Nazionale	11,126	87,475
UniCredit SpA	15,787	150,866
		$ 2,041,409
Japan — 22.2%
Advantest Corp.	1,500	$ 80,665
Aeon Co., Ltd.	5,248	91,158
AGC, Inc.	1,556	54,674
Aisin Corp.	1,252	38,751
Ajinomoto Co., Inc.	3,699	90,202
ANA Holdings, Inc.(2)	1,383	25,546
Asahi Group Holdings, Ltd.	3,515	115,592
Asahi Intecc Co., Ltd.	1,600	24,225
Asahi Kasei Corp.	8,970	68,238
Astellas Pharma, Inc.	14,201	221,560
Azbil Corp.	1,000	26,365
Bandai Namco Holdings, Inc.	1,537	108,501
Bridgestone Corp.	4,484	163,484
Brother Industries, Ltd.	1,905	33,517
Canon, Inc.	7,600	172,227
Capcom Co., Ltd.	1,400	34,056
Central Japan Railway Co.	1,059	121,714
Chiba Bank, Ltd. (The)(1)	4,141	22,667
Chubu Electric Power Co., Inc.	4,369	43,993
Chugai Pharmaceutical Co., Ltd.	5,146	131,637
Concordia Financial Group, Ltd.	8,031	27,885
CyberAgent, Inc.	3,200	32,059
Dai Nippon Printing Co., Ltd.	1,505	32,373
Daifuku Co., Ltd.	800	45,784
Dai-ichi Life Holdings, Inc.	7,713	142,655
Daiichi Sankyo Co., Ltd.	13,300	338,252
Daikin Industries, Ltd.	1,958	314,375
Daito Trust Construction Co., Ltd.	516	44,637
Daiwa House Industry Co., Ltd.	4,732	110,667
Daiwa House REIT Investment Corp.	16	36,366
Daiwa Securities Group, Inc.	10,025	44,888
Denso Corp.	3,334	175,977
Dentsu Group, Inc.	1,505	45,372
Disco Corp.	200	47,592
East Japan Railway Co.	2,350	120,200
Eisai Co., Ltd.	2,051	86,717
ENEOS Holdings, Inc.	24,238	91,203
FANUC Corp.	1,462	229,153
Fast Retailing Co., Ltd.	500	262,638
Fuji Electric Co., Ltd.	1,041	43,039

9
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
FUJIFILM Holdings Corp.	2,727	$ 146,526
Fujitsu, Ltd.	1,552	194,199
GLP J-REIT	31	37,989
GMO Payment Gateway, Inc.	300	21,369
Hakuhodo DY Holdings, Inc.	1,578	14,495
Hamamatsu Photonics K.K.	1,151	44,840
Hankyu Hanshin Holdings, Inc.	1,862	50,857
Hikari Tsushin, Inc.	119	12,233
Hirose Electric Co., Ltd.	242	32,133
Hitachi Construction Machinery Co., Ltd.	796	17,681
Hitachi Metals, Ltd.(2)	1,286	19,468
Hitachi, Ltd.	7,384	351,257
Honda Motor Co., Ltd.	12,501	301,413
Hoshizaki Corp.	1,332	39,701
HOYA Corp.	2,823	241,601
Hulic Co., Ltd.	2,340	18,150
Ibiden Co., Ltd.	700	19,831
Idemitsu Kosan Co., Ltd.	1,684	40,229
Iida Group Holdings Co., Ltd.	1,100	16,888
INPEX Corp.	8,091	86,738
Isuzu Motors, Ltd.	4,355	48,172
Ito En, Ltd.	400	17,989
ITOCHU Corp.	9,148	246,794
Itochu Techno-Solutions Corp.	700	17,211
Japan Airlines Co., Ltd.(2)	1,320	22,680
Japan Exchange Group, Inc.	3,518	50,992
Japan Metropolitan Fund Investment Corp.	46	35,842
Japan Post Bank Co., Ltd.	3,400	26,471
Japan Post Holdings Co., Ltd.	19,000	135,944
Japan Post Insurance Co., Ltd.	1,200	19,206
Japan Real Estate Investment Corp.	10	46,046
Japan Tobacco, Inc.	9,134	158,281
JFE Holdings, Inc.	3,325	34,980
JSR Corp.	1,459	37,914
Kajima Corp.	3,581	41,062
Kakaku.com, Inc.	955	15,862
Kansai Electric Power Co., Inc. (The)	5,178	51,255
Kao Corp.	3,601	146,019
KDDI Corp.	12,267	386,832
Keio Corp.	779	27,946
Keisei Electric Railway Co., Ltd.(1)	1,005	27,750
Keyence Corp.	1,560	534,984
Kikkoman Corp.	1,201	63,913
Kintetsu Group Holdings Co., Ltd.	1,346	41,876
Kirin Holdings Co., Ltd.	6,326	99,932
Kobayashi Pharmaceutical Co., Ltd.	400	24,773
Kobe Bussan Co., Ltd.(1)	1,000	24,581
Security	Shares	Value
Japan (continued)
Koei Tecmo Holdings Co., Ltd.	520	$ 16,861
Koito Manufacturing Co., Ltd.	747	23,726
Komatsu, Ltd.	7,246	161,348
Konami Holdings Corp.	751	41,607
Kose Corp.(1)	208	18,956
Kubota Corp.(1)	8,011	120,054
Kurita Water Industries, Ltd.	732	26,497
Kyocera Corp.	2,548	136,207
Kyowa Kirin Co., Ltd.	1,944	43,890
Lasertec Corp.	600	71,462
Lixil Corp.	2,113	39,715
M3, Inc.	3,458	99,538
Makita Corp.	1,748	43,327
Marubeni Corp.	12,233	109,749
Mazda Motor Corp.	4,510	36,813
McDonald's Holdings Co. (Japan), Ltd.(1)	577	21,018
MEIJI Holdings Co., Ltd.	867	42,603
MINEBEA MITSUMI, Inc.	2,859	48,727
MISUMI Group, Inc.	2,280	48,152
Mitsubishi Chemical Holdings Corp.	8,922	48,479
Mitsubishi Corp.	9,690	288,580
Mitsubishi Electric Corp.	15,060	161,882
Mitsubishi Estate Co., Ltd.	9,168	132,875
Mitsubishi HC Capital, Inc.	5,566	25,689
Mitsubishi Heavy Industries, Ltd.	2,544	88,917
Mitsubishi UFJ Financial Group, Inc.(5)	91,676	490,471
Mitsui & Co., Ltd.	10,675	234,578
Mitsui Chemicals, Inc.	1,475	31,461
Mitsui Fudosan Co., Ltd.	7,031	151,060
Mitsui OSK Lines, Ltd.(1)	2,700	62,112
Mizuho Financial Group, Inc.	18,500	210,621
MonotaRO Co., Ltd.(1)	1,800	26,845
MS&AD Insurance Group Holdings, Inc.	3,328	102,048
Murata Manufacturing Co., Ltd.	4,314	234,799
NEC Corp.	1,855	72,376
Nexon Co., Ltd.	3,850	79,059
NGK Insulators, Ltd.	1,971	26,554
Nidec Corp.	3,528	218,619
Nihon M&A Center Holdings, Inc.	2,400	25,584
Nintendo Co., Ltd.	921	396,082
Nippon Building Fund, Inc.	12	59,889
NIPPON EXPRESS HOLDINGS, Inc.	576	31,377
Nippon Paint Holdings Co., Ltd.	5,790	43,322
Nippon Prologis REIT, Inc.	16	39,407
Nippon Sanso Holdings Corp.	1,324	21,199
Nippon Shinyaku Co., Ltd.(1)	400	24,416
Nippon Steel Corp.	6,475	90,618

10
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nippon Telegraph & Telephone Corp.	9,004	$ 258,713
Nippon Yusen KK	1,200	82,278
Nissan Chemical Corp.	1,047	48,327
Nissan Motor Co., Ltd.(2)	17,743	69,492
Nisshin Seifun Group, Inc.	1,417	16,583
Nissin Foods Holdings Co., Ltd.	498	34,397
Nitori Holdings Co., Ltd.	616	58,620
Nitto Denko Corp.	1,070	69,206
Nomura Holdings, Inc.	21,957	79,772
Nomura Real Estate Holdings, Inc.	870	21,285
Nomura Real Estate Master Fund, Inc.	30	37,473
Nomura Research Institute, Ltd.	2,400	64,408
NTT Data Corp.	5,030	69,780
Obayashi Corp.	5,320	38,694
Obic Co., Ltd.	560	79,635
Odakyu Electric Railway Co., Ltd.	2,305	31,099
Oji Holdings Corp.	6,573	28,476
Olympus Corp.	9,476	192,033
Omron Corp.	1,463	74,462
Ono Pharmaceutical Co., Ltd.	2,905	74,627
Open House Group Co., Ltd.	600	23,883
Oracle Corp. Japan	289	16,830
Oriental Land Co., Ltd.	1,524	212,829
ORIX Corp.	9,402	157,576
Osaka Gas Co., Ltd.	3,023	57,937
Otsuka Corp.	864	25,713
Otsuka Holdings Co., Ltd.	2,852	101,807
Pan Pacific International Holdings Corp.	3,336	53,187
Panasonic Corp.	16,847	136,026
Persol Holdings Co., Ltd.	1,200	21,910
Rakuten Group, Inc.(1)	6,900	31,199
Recruit Holdings Co., Ltd.	11,057	325,633
Renesas Electronics Corp.(2)	9,900	89,589
Resona Holdings, Inc.	16,411	61,386
Ricoh Co., Ltd.	4,735	36,967
Rohm Co., Ltd.	707	49,561
SBI Holdings, Inc.	1,875	36,637
SCSK Corp.	1,200	20,379
Secom Co., Ltd.	1,648	101,755
Seiko Epson Corp.	2,252	31,859
Sekisui Chemical Co., Ltd.	2,964	40,636
Sekisui House, Ltd.	4,950	86,899
Seven & i Holdings Co., Ltd.	5,726	222,171
SG Holdings Co., Ltd.	2,600	43,966
Sharp Corp.(1)	1,524	11,788
Shimadzu Corp.	1,814	57,496
Shimano, Inc.	550	92,651
Security	Shares	Value
Japan (continued)
Shimizu Corp.	4,127	$ 22,799
Shin-Etsu Chemical Co., Ltd.	2,885	324,306
Shionogi & Co., Ltd.	2,021	103,149
Shiseido Co., Ltd.	3,074	123,904
Shizuoka Bank, Ltd. (The)	3,925	23,632
SMC Corp.	479	213,222
SoftBank Corp.	22,000	244,256
SoftBank Group Corp.	9,284	359,834
Sompo Holdings, Inc.	2,299	101,542
Sony Group Corp.	9,680	789,469
Square Enix Holdings Co., Ltd.	700	31,071
Subaru Corp.	4,728	83,631
SUMCO Corp.	2,700	35,113
Sumitomo Chemical Co., Ltd.	10,634	41,618
Sumitomo Corp.	8,225	111,806
Sumitomo Electric Industries, Ltd.	5,990	66,193
Sumitomo Metal Mining Co., Ltd.	1,920	59,528
Sumitomo Mitsui Financial Group, Inc.	9,997	297,162
Sumitomo Mitsui Trust Holdings, Inc.	2,482	76,709
Sumitomo Realty & Development Co., Ltd.	2,268	59,872
Suntory Beverage & Food, Ltd.	1,117	42,181
Suzuki Motor Corp.	2,778	87,335
Sysmex Corp.	1,293	78,020
T&D Holdings, Inc.	4,306	51,545
Taisei Corp.	1,549	48,298
Takeda Pharmaceutical Co., Ltd.	11,524	323,690
TDK Corp.	2,865	88,581
Terumo Corp.	5,018	151,800
TIS, Inc.	1,900	49,990
Tobu Railway Co., Ltd.(1)	1,573	35,906
Toho Co., Ltd.	856	31,009
Tokio Marine Holdings, Inc.	4,900	285,729
Tokyo Electric Power Co. Holdings, Inc.(2)	11,600	48,525
Tokyo Electron, Ltd.	1,179	384,818
Tokyo Gas Co., Ltd.	2,962	61,385
Tokyu Corp.(1)	3,584	42,304
TOPPAN, Inc.	2,074	34,602
Toray Industries, Inc.	10,262	57,763
Toshiba Corp.	2,974	120,834
Tosoh Corp.	1,600	19,902
TOTO, Ltd.	1,143	37,846
Toyota Industries Corp.	1,161	71,990
Toyota Motor Corp.	81,550	1,258,260
Toyota Tsusho Corp.	1,465	47,763
Trend Micro, Inc.	944	46,182
Unicharm Corp.	3,214	107,853
USS Co., Ltd.	1,635	28,338

11
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Welcia Holdings Co., Ltd.	800	$ 16,084
West Japan Railway Co.	1,778	65,410
Yakult Honsha Co., Ltd.	996	57,449
Yamaha Corp.	1,109	45,718
Yamaha Motor Co., Ltd.	2,354	43,226
Yamato Holdings Co., Ltd.	2,364	37,831
Yaskawa Electric Corp.	1,883	60,817
Yokogawa Electric Corp.	1,628	26,932
Z Holdings Corp.	20,817	60,537
ZOZO, Inc.	1,007	18,219
		$ 23,423,796
Netherlands — 5.1%
ABN AMRO Bank NV(3)	3,112	$ 34,968
Adyen NV(2)(3)	166	239,560
Aegon NV	12,975	55,879
AerCap Holdings NV(2)	1,013	41,472
Airbus SE	4,511	441,220
Akzo Nobel NV	1,395	91,230
Argenx SE(2)	357	134,572
ASM International NV	363	90,317
ASML Holding NV	3,123	1,475,424
CNH Industrial NV	7,537	87,168
Euronext NV(3)	670	54,949
EXOR NV	755	47,180
Heineken Holding NV	770	55,936
Heineken NV(1)	1,986	180,769
IMCD NV(1)	446	60,984
ING Groep NV	30,034	295,883
JDE Peet's NV	587	16,713
Just Eat Takeaway.com NV(2)(3)	1,437	22,580
Koninklijke Ahold Delhaize NV	7,912	205,941
Koninklijke DSM NV	1,322	189,377
Koninklijke KPN NV	24,529	87,277
Koninklijke Philips NV	7,012	150,397
NN Group NV	2,075	93,983
OCI NV	827	27,205
Prosus NV	6,332	410,020
QIAGEN NV(2)	1,832	86,137
Randstad NV	975	47,122
Stellantis NV	16,798	208,543
STMicroelectronics NV(1)	5,105	161,446
Universal Music Group NV(1)	5,507	110,338
Wolters Kluwer NV	1,980	191,898
		$ 5,396,488
Security	Shares	Value
New Zealand — 0.2%
Auckland International Airport, Ltd.(2)	8,343	$ 37,373
Fisher & Paykel Healthcare Corp., Ltd.	4,305	53,631
Mercury NZ, Ltd.	4,384	15,437
Meridian Energy, Ltd.	9,757	28,472
Spark New Zealand, Ltd.	13,480	40,342
Xero, Ltd.(2)	981	52,327
		$ 227,582
Norway — 0.8%
Adevinta ASA(2)	1,949	$ 14,348
Aker BP ASA	2,509	86,894
DNB Bank ASA	6,938	125,603
Equinor ASA	7,435	259,075
Gjensidige Forsikring ASA	1,602	32,611
Kongsberg Gruppen ASA	706	25,391
Mowi ASA	3,437	78,596
Norsk Hydro ASA	9,871	55,784
Orkla ASA	6,067	48,601
Salmar ASA	461	32,637
Telenor ASA	5,236	69,970
Yara International ASA	1,165	48,815
		$ 878,325
Portugal — 0.2%
EDP - Energias de Portugal S.A.	21,198	$ 98,790
Galp Energia SGPS S.A.	3,597	42,088
Jeronimo Martins SGPS S.A.	1,901	41,211
		$ 182,089
Singapore — 1.4%
Ascendas Real Estate Investment Trust	23,731	$ 48,704
CapitaLand Integrated Commercial Trust	38,366	59,974
CapitaLand Investment, Ltd.	18,048	49,674
CDL Hospitality Trusts	1	1
City Developments, Ltd.	2,171	12,751
DBS Group Holdings, Ltd.	13,948	298,451
Genting Singapore, Ltd.	48,954	25,390
Grab Holdings, Ltd.(1)(2)	8,164	20,655
Keppel Corp., Ltd.	11,828	55,256
Mapletree Commercial Trust	19,300	25,437
Mapletree Logistics Trust	22,400	27,107
Oversea-Chinese Banking Corp., Ltd.	25,536	209,473
Sea, Ltd. ADR(2)	2,748	183,731
Singapore Airlines, Ltd.(1)(2)	9,600	35,275
Singapore Exchange, Ltd.	6,600	44,965
Singapore Technologies Engineering, Ltd.	13,218	38,911
Singapore Telecommunications, Ltd.	61,191	111,372

12
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
United Overseas Bank, Ltd.	8,814	$ 166,515
UOL Group, Ltd.	3,470	18,393
Venture Corp., Ltd.	2,000	23,957
Wilmar International, Ltd.	15,000	43,659
		$ 1,499,651
Spain — 2.5%
Acciona S.A.	193	$ 35,562
ACS Actividades de Construccion y Servicios S.A.(1)	1,745	42,529
Aena SME S.A.(2)(3)	544	69,415
Amadeus IT Group S.A.(2)	3,365	188,420
Banco Bilbao Vizcaya Argentaria S.A.	51,543	234,138
Banco Santander S.A.	133,702	378,298
CaixaBank S.A.	34,761	121,735
Cellnex Telecom S.A.(3)	4,167	162,172
EDP Renovaveis S.A.	2,336	55,182
Enagas S.A.	1,961	43,370
Endesa S.A.(1)	2,524	47,748
Ferrovial S.A.	3,579	91,063
Grifols S.A.(1)	2,499	47,392
Iberdrola S.A.	45,560	474,343
Industria de Diseno Textil S.A.	8,506	193,303
Naturgy Energy Group S.A.	1,110	32,074
Red Electrica Corp. S.A.(1)	3,451	65,326
Repsol S.A.(1)	11,183	164,860
Siemens Gamesa Renewable Energy S.A.(2)	1,846	34,805
Telefonica S.A.(1)	41,342	211,073
		$ 2,692,808
Sweden — 3.2%
Alfa Laval AB	2,193	$ 53,163
Assa Abloy AB, Class B	7,667	163,614
Atlas Copco AB, Class A	21,284	199,219
Atlas Copco AB, Class B	12,324	103,262
Boliden AB	2,196	70,229
Electrolux AB, Class B(1)	1,958	26,446
Embracer Group AB(1)(2)	4,144	31,830
Epiroc AB, Class A	5,226	81,029
Epiroc AB, Class B	3,387	45,899
EQT AB(1)	2,347	48,238
Essity AB, Class B	4,621	120,795
Evolution AB(3)	1,433	131,092
Fastighets AB Balder, Class B(2)	4,764	22,823
Getinge AB, Class B	1,789	41,462
H & M Hennes & Mauritz AB, Class B	5,338	64,070
Hexagon AB, Class B	14,433	150,811
Holmen AB, Class B	733	29,858
Security	Shares	Value
Sweden (continued)
Husqvarna AB, Class B(1)	3,160	$ 23,292
Industrivarden AB, Class A	1,040	23,511
Industrivarden AB, Class C	1,413	31,587
Indutrade AB	2,126	39,008
Investment AB Latour, Class B(1)	1,245	24,729
Investor AB, Class A	4,231	76,204
Investor AB, Class B	14,006	230,984
Kinnevik AB, Class B(2)	1,801	29,151
L E Lundbergforetagen AB, Class B	593	24,181
Lifco AB, Class B(1)	1,823	29,439
Lundin Energy MergerCo AB(1)	1,471	57,089
Nibe Industrier AB, Class B	11,293	85,129
Sagax AB, Class B	1,260	23,360
Sandvik AB	8,294	135,168
Securitas AB, Class B	2,477	21,416
Sinch AB(2)(3)	3,670	11,988
Skandinaviska Enskilda Banken AB, Class A	12,154	119,739
Skanska AB, Class B	2,734	42,064
SKF AB, Class B(1)	3,034	45,013
Svenska Cellulosa AB SCA, Class B	4,539	68,199
Svenska Handelsbanken AB, Class A	11,498	98,698
Swedbank AB, Class A	6,505	82,500
Swedish Match AB	12,100	123,451
Tele2 AB, Class B(1)	4,405	50,230
Telefonaktiebolaget LM Ericsson, Class B	22,720	169,696
Telia Co. AB	21,130	81,099
Volvo AB, Class A	1,603	25,960
Volvo AB, Class B	11,779	183,274
Volvo Car AB, Class B(1)(2)	4,658	30,951
		$ 3,370,950
Switzerland — 10.9%
ABB, Ltd.	12,747	$ 341,851
Adecco Group AG	1,241	42,299
Alcon, Inc.	3,849	269,898
Bachem Holding AG	477	33,247
Baloise Holding AG	374	61,221
Barry Callebaut AG	29	64,885
Chocoladefabriken Lindt & Spruengli AG	1	104,959
Chocoladefabriken Lindt & Spruengli AG PC	7	71,274
Cie Financiere Richemont S.A.	4,024	432,834
Clariant AG	1,727	32,931
Coca-Cola HBC AG	1,588	35,383
Credit Suisse Group AG	19,895	113,558
EMS-Chemie Holding AG	50	37,315
Geberit AG	277	133,266
Givaudan S.A.	72	253,779

13
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Glencore PLC	75,931	$ 411,275
Holcim Ltd.	4,249	182,238
Julius Baer Group, Ltd.	1,603	74,363
Kuehne + Nagel International AG	429	101,931
Logitech International S.A.	1,318	68,727
Lonza Group AG	579	309,266
Nestle S.A.	21,650	2,530,294
Novartis AG	16,869	1,430,164
Partners Group Holding AG	176	158,945
Roche Holding AG	225	87,075
Roche Holding AG PC	5,398	1,804,550
Schindler Holding AG	214	38,541
Schindler Holding AG PC	327	59,795
SGS S.A.	50	114,684
Sika AG	1,126	259,923
Sonova Holding AG	406	129,750
Straumann Holding AG	858	103,360
Swatch Group AG (The)	259	61,522
Swatch Group AG (The), Bearer Shares	501	22,354
Swiss Life Holding AG	238	116,184
Swiss Prime Site AG	549	48,237
Swiss Re AG	2,248	174,485
Swisscom AG	199	110,071
Temenos AG	527	45,101
UBS Group AG	26,824	433,656
VAT Group AG(3)	211	50,462
Vifor Pharma AG(2)	343	59,435
Zurich Insurance Group AG	1,154	503,229
		$ 11,518,317
United Kingdom — 15.2%
3i Group PLC	7,126	$ 96,585
abrdn PLC	16,252	31,723
Admiral Group PLC	1,328	36,361
Anglo American PLC	9,804	350,479
Antofagasta PLC	3,041	42,942
Ashtead Group PLC	3,288	138,321
Associated British Foods PLC	2,439	47,062
AstraZeneca PLC	11,904	1,570,396
Auto Trader Group PLC(3)	7,242	49,047
AVEVA Group PLC	905	24,845
Aviva PLC	22,211	108,795
BAE Systems PLC	24,501	248,048
Barclays PLC	130,170	243,412
Barratt Developments PLC	8,311	46,489
Berkeley Group Holdings PLC	842	38,281
BP PLC	150,289	705,681
Security	Shares	Value
United Kingdom (continued)
British American Tobacco PLC	16,643	$ 713,390
British Land Co. PLC (The)	7,010	38,347
BT Group PLC	53,043	120,554
Bunzl PLC	2,545	84,521
Burberry Group PLC	3,124	62,672
Coca-Cola Europacific Partners PLC	1,623	83,763
Compass Group PLC	13,723	281,752
Croda International PLC	1,029	81,334
Diageo PLC	17,826	769,953
Entain PLC(2)	4,182	63,640
Ferguson PLC	1,650	184,837
GlaxoSmithKline PLC	38,846	837,193
Halma PLC	2,721	66,806
Hargreaves Lansdown PLC	2,659	25,655
Hikma Pharmaceuticals PLC	1,223	24,131
HSBC Holdings PLC	162,240	1,059,836
Imperial Brands PLC	6,981	156,289
Informa PLC(2)	10,694	69,090
InterContinental Hotels Group PLC	1,394	74,088
Intertek Group PLC	1,145	58,853
J Sainsbury PLC	11,679	29,065
JD Sports Fashion PLC	18,070	25,461
Johnson Matthey PLC	1,407	33,178
Kingfisher PLC	15,641	46,743
Land Securities Group PLC	5,555	45,079
Legal & General Group PLC	45,856	134,063
Lloyds Banking Group PLC	547,829	281,862
London Stock Exchange Group PLC	2,541	237,105
M&G PLC	18,709	44,354
Melrose Industries PLC	33,152	60,809
Mondi PLC	3,457	61,362
National Grid PLC	27,560	354,172
Natwest Group PLC	41,246	109,787
Next PLC	946	67,583
Ocado Group PLC(2)	3,893	37,111
Pearson PLC	4,936	45,201
Persimmon PLC	2,245	51,078
Phoenix Group Holdings PLC	5,688	40,979
Prudential PLC	20,656	256,945
Reckitt Benckiser Group PLC	5,439	409,080
RELX PLC	14,911	404,854
Rentokil Initial PLC	13,829	80,166
Rio Tinto PLC	8,612	514,882
Rolls-Royce Holdings PLC(2)	60,119	61,181
Sage Group PLC (The)	7,606	58,899
Schroders PLC	934	30,511
Segro PLC	8,818	105,267

14
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Severn Trent PLC	1,999	$ 66,367
Shell PLC	59,562	1,551,160
Smith & Nephew PLC	6,612	92,467
Smiths Group PLC	2,736	46,788
Spirax-Sarco Engineering PLC	516	62,234
SSE PLC	7,941	156,718
St. James's Place PLC	3,840	51,668
Standard Chartered PLC	20,402	154,023
Taylor Wimpey PLC	27,593	39,305
Tesco PLC	59,499	185,435
Unilever PLC	19,746	900,019
United Utilities Group PLC	5,449	67,831
Vodafone Group PLC	205,718	319,869
Whitbread PLC	1,488	45,123
WPP PLC	8,399	84,840
		$ 16,085,795
Total Common Stocks (identified cost $79,759,055)		$105,154,897

Short-Term Investments — 1.0%

Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(6)	384,610	$ 384,610
Total Affiliated Fund (identified cost $384,610)		$ 384,610

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(7)	619,522	$ 619,522
Total Securities Lending Collateral (identified cost $619,522)		$ 619,522
Total Short-Term Investments (identified cost $1,004,132)		$ 1,004,132

Total Investments — 100.5% (identified cost $80,763,187)	$ 106,159,029
Other Assets, Less Liabilities — (0.5)%	$ (481,366)
Net Assets — 100.0%	$ 105,677,663

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $1,945,744.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $1,613,618 or 1.5% of the Fund's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(7)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	17.5%
Industrials	14.9
Health Care	13.8
Consumer Discretionary	11.3
Consumer Staples	10.8
Information Technology	7.7
Materials	7.4
Communication Services	5.0
Energy	4.8
Utilities	3.5
Real Estate	2.8
Total	99.5%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

15
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $79,941,161) - including $1,945,744 of securities on loan	$ 105,283,948
Investments in securities of affiliated issuers, at value (identified cost $822,026)	875,081
Cash	355
Cash denominated in foreign currency, at value (cost $361,006)	361,205
Receivable for investments sold	994
Receivable for capital shares sold	4,873
Dividends receivable	147,469
Dividends receivable - affiliated	157
Securities lending income receivable	1,068
Tax reclaims receivable	285,353
Receivable from affiliate	37,751
Directors' deferred compensation plan	60,643
Total assets	$107,058,897
Liabilities
Payable for investments purchased	$ 534,770
Payable for capital shares redeemed	50,397
Deposits for securities loaned	619,522
Payable to affiliates:
Investment advisory fee	26,849
Administrative fee	10,745
Distribution and service fees	4,293
Sub-transfer agency fee	227
Directors' deferred compensation plan	60,643
Accrued expenses	73,788
Total liabilities	$ 1,381,234
Net Assets	$105,677,663
Sources of Net Assets
Paid-in capital	$ 81,279,583
Distributable earnings	24,398,080
Net Assets	$105,677,663
Class I Shares
Net Assets	$ 79,789,511
Shares Outstanding	967,601
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 82.46
Class F Shares
Net Assets	$ 25,888,152
Shares Outstanding	315,454
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 82.07
16
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $253,226)	$ 2,427,393
Dividend income - affiliated issuers (net of foreign taxes withheld of $1,069)	9,987
Securities lending income, net	8,741
Total investment income	$ 2,446,121
Expenses
Investment advisory fee	$ 176,976
Administrative fee	70,791
Distribution and service fees:
Class F	26,924
Directors' fees and expenses	2,736
Custodian fees	16,756
Transfer agency fees and expenses	46,149
Accounting fees	22,375
Professional fees	34,485
Reports to shareholders	414
Licensing fees	24,725
Miscellaneous	18,465
Total expenses	$ 440,796
Waiver and/or reimbursement of expenses by affiliate	$ (129,429)
Net expenses	$ 311,367
Net investment income	$ 2,134,754
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 505,173
Investment securities - affiliated issuers	7,640
Foreign currency transactions	(45,956)
Net realized gain	$ 466,857
Change in unrealized appreciation (depreciation):
Investment securities	$ (27,646,907)
Investment securities - affiliated issuers	(14,172)
Foreign currency	(27,477)
Net change in unrealized appreciation (depreciation)	$(27,688,556)
Net realized and unrealized loss	$(27,221,699)
Net decrease in net assets from operations	$(25,086,945)
17
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,134,754	$ 3,265,187
Net realized gain	466,857	139,804
Net change in unrealized appreciation (depreciation)	(27,688,556)	9,904,606
Net increase (decrease) in net assets from operations	$ (25,086,945)	$ 13,309,597
Distributions to shareholders:
Class I	$ —	$ (1,852,955)
Class F	—	(493,065)
Total distributions to shareholders	$ —	$ (2,346,020)
Capital share transactions:
Class I	$ (6,569,940)	$ (8,536,026)
Class F	2,250,532	8,540,310
Net increase (decrease) in net assets from capital share transactions	$ (4,319,408)	$ 4,284
Net increase (decrease) in net assets	$ (29,406,353)	$ 10,967,861
Net Assets
At beginning of period	$ 135,084,016	$ 124,116,155
At end of period	$105,677,663	$135,084,016
18
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Financial Highlights

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$102.12	$ 93.77	$ 90.02	$ 76.31	$ 91.21	$ 74.93
Income (Loss) From Operations
Net investment income(1)	$ 1.68	$ 2.53	$ 1.69	$ 2.43	$ 2.36	$ 2.11
Net realized and unrealized gain (loss)	(21.34)	7.63	4.89	13.55	(14.36)	16.39
Total income (loss) from operations	$ (19.66)	$ 10.16	$ 6.58	$ 15.98	$ (12.00)	$ 18.50
Less Distributions
From net investment income	$ —	$ (1.81)	$ (2.83)	$ (2.27)	$ (2.90)	$ (2.22)
Total distributions	$ —	$ (1.81)	$ (2.83)	$ (2.27)	$ (2.90)	$ (2.22)
Net asset value — End of period	$ 82.46	$ 102.12	$ 93.77	$ 90.02	$ 76.31	$ 91.21
Total Return(2)	(19.25)% (3)	10.88%	7.78%	21.26%	(13.58)%	24.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79,790	$105,721	$105,165	$115,803	$103,168	$141,082
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.70% (5)	0.64%	0.74%	0.68%	0.69% (6)	0.68%
Net expenses	0.48% (5)(7)	0.48%	0.48%	0.48%	0.49% (6)	0.48%
Net investment income	3.66% (5)	2.51%	2.05%	2.87%	2.67%	2.49%
Portfolio Turnover	6% (3)	8%	9%	7%	6%	3%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01%.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
19
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$101.73	$ 93.60	$ 90.04	$ 76.49	$ 91.65	$ 75.47
Income (Loss) From Operations
Net investment income(1)	$ 1.60	$ 2.32	$ 1.49	$ 2.14	$ 2.09	$ 1.87
Net realized and unrealized gain (loss)	(21.26)	7.62	4.90	13.68	(14.35)	16.53
Total income (loss) from operations	$ (19.66)	$ 9.94	$ 6.39	$ 15.82	$(12.26)	$18.40
Less Distributions
From net investment income	$ —	$ (1.81)	$ (2.83)	$ (2.27)	$ (2.90)	$ (2.22)
Total distributions	$ —	$ (1.81)	$ (2.83)	$ (2.27)	$ (2.90)	$ (2.22)
Net asset value — End of period	$ 82.07	$101.73	$ 93.60	$ 90.04	$ 76.49	$91.65
Total Return(2)	(19.33)% (3)	10.66%	7.56%	21.00%	(13.80)%	24.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,888	$ 29,363	$18,951	$13,038	$ 7,645	$ 7,226
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.90% (5)	0.84%	0.94%	0.88%	0.89% (6)	0.91%
Net expenses	0.68% (5)(7)	0.68%	0.68%	0.69%	0.74% (6)	0.73%
Net investment income	3.51% (5)	2.31%	1.80%	2.52%	2.37%	2.18%
Portfolio Turnover	6% (3)	8%	9%	7%	6%	3%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01%.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
20
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP EAFE International Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
21

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ 49,339	$ 8,037,063	$ —	$ 8,086,402
Austria	—	188,874	—	188,874
Belgium	—	912,695	—	912,695
Denmark	—	2,911,386	—	2,911,386
Finland	—	1,270,381	—	1,270,381
France	6,934	11,096,635	—	11,103,569
Germany	—	8,129,159	—	8,129,159
Hong Kong	21,197	3,489,526	—	3,510,723
Ireland	—	905,942	—	905,942
Israel	271,909	546,647	—	818,556
Italy	—	2,041,409	—	2,041,409
Japan	—	23,423,796	—	23,423,796
Netherlands	41,472	5,355,016	—	5,396,488
New Zealand	—	227,582	—	227,582
Norway	—	878,325	—	878,325
Portugal	—	182,089	—	182,089
Singapore	204,386	1,295,265	—	1,499,651
Spain	—	2,692,808	—	2,692,808
Sweden	57,089	3,313,861	—	3,370,950
Switzerland	—	11,518,317	—	11,518,317
United Kingdom	83,763	16,002,032	—	16,085,795
Total Common Stocks	$ 736,089	$104,418,808 (1)	$ —	$105,154,897
Short-Term Investments:
Affiliated Fund	$ 384,610	$ —	$ —	$ 384,610
Securities Lending Collateral	619,522	—	—	619,522
Total Investments	$1,740,221	$104,418,808	$ —	$106,159,029

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and
22

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2022, the investment advisory fee amounted to $176,976.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment advisory fee paid was reduced by $45 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by CRM. CRM did not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.68% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023. For the six months ended June 30, 2022, CRM waived or reimbursed expenses of $129,384.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2022, CRM was paid administrative fees of $70,791.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2022 amounted to $26,924 for Class F shares.
23

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $252 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2022, expenses incurred under the Servicing Plan amounted to $45,475 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $6,650,138 and $9,209,208, respectively.
5  Distributions to Shareholders and Income Tax Information
At December 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $3,744,359 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2021, $3,744,359 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 84,703,201
Gross unrealized appreciation	$ 31,720,315
Gross unrealized depreciation	(10,264,487)
Net unrealized appreciation	$ 21,455,828
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
24

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2022, the total value of securities on loan was $1,945,744 and the total value of collateral received was $2,030,834, comprised of cash of $619,522 and U.S. government and/or agencies securities of $1,411,312.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$619,522	$ —	$ —	$ —	$619,522
The carrying amount of the liability for deposits for securities loaned at June 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2022.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2022. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2022.
8  Affiliated Issuers and Funds
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2022, the value of the Fund’s investment in affiliated issuers and funds was $875,081, which represents 0.8% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$517,430	$ 21,838	$ (42,212)	$ 7,587	$ (14,172)	$ 490,471	$ 9,618	91,676
Short-Term Investments
Cash Reserves Fund	340,788	2,676,250	(3,017,091)	53	—	—	48	—
Liquidity Fund	—	2,012,353	(1,627,743)	—	—	384,610	321	384,610
Total				$7,640	$(14,172)	$875,081	$9,987
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
25

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended June 30, 2022 and the year ended December 31, 2021 were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I
Shares sold	36,117	$ 3,428,812	55,778	$ 5,594,467
Reinvestment of distributions	—	—	18,572	1,852,955
Shares redeemed	(103,768)	(9,998,752)	(160,654)	(15,983,448)
Net decrease	(67,651)	$(6,569,940)	(86,304)	$ (8,536,026)
Class F
Shares sold	53,841	$ 4,877,752	128,284	$ 12,782,333
Reinvestment of distributions	—	—	4,959	493,065
Shares redeemed	(27,021)	(2,627,220)	(47,081)	(4,735,088)
Net increase	26,820	$ 2,250,532	86,162	$ 8,540,310
At June 30, 2022, separate accounts of an insurance company owned 69.8% of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
26

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a video conference meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 14, 2022, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period. The meeting was held by video conference due to circumstances related to current or potential effects of COVID-19 pursuant to temporary exemptive relief issued by the Securities and Exchange Commission.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
27

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP EAFE International Index Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2021. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-year period ended December 31, 2021, while it had underperformed the median of its peer universe for the three-year period ended December 31, 2021 and it had performed at the median of its peer universe for the five-year period ended December 31, 2021. The data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2021. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were at the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
28

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
29

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 14, 2022, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
30

Calvert
VP EAFE International Index Portfolio
June 30, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
31

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

32

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
33

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
34

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This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24228     6.30.22

Calvert
VP Investment Grade Bond Index Portfolio
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2022
Calvert
VP Investment Grade Bond Index Portfolio

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Performance

Portfolio Manager(s) Tina J. Udell, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	03/31/2003	03/31/2003	(9.99)%	(10.16)%	0.72%	1.28%
Class F at NAV	10/30/2015	03/31/2003	(10.11)	(10.39)	0.47	1.11

Bloomberg U.S. Aggregate Bond Index	—	—	(10.35)%	(10.29)%	0.88%	1.54%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.46%	0.71%
Net	0.32	0.57
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Fund Profile

Asset Allocation (% of total investments)

3

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$ 900.10	$1.51 **	0.32%
Class F	$1,000.00	$ 898.90	$2.68 **	0.57%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.21	$1.61 **	0.32%
Class F	$1,000.00	$1,021.97	$2.86 **	0.57%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.0%(1)

Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2021-1, Class A, 0.90%, 11/15/26	$50	$ 47,151
Total Asset-Backed Securities (identified cost $49,993)		$ 47,151

Commercial Mortgage-Backed Securities — 2.1%

Security	Principal Amount (000's omitted)	Value
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	$422	$ 421,822
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645	641,073
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	370	369,312
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275	1,245,016
Total Commercial Mortgage-Backed Securities (identified cost $2,760,348)		$ 2,677,223

Corporate Bonds — 25.4%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.4%
Barrick North America Finance, LLC, 5.75%, 5/1/43	$100	$ 104,286
Dow Chemical Co. (The), 4.375%, 11/15/42	100	88,272
LYB International Finance BV, 5.25%, 7/15/43	100	93,630
Reliance Steel & Aluminum Co., 4.50%, 4/15/23(2)	200	200,658
		$ 486,846
Communications — 3.3%
AT&T, Inc.:
4.90%, 6/15/42(2)	$200	$ 188,627
5.45%, 3/1/47	1,000	1,034,970
Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500	501,839
Comcast Corp.:
2.937%, 11/1/56	98	68,299
4.00%, 3/1/48	50	43,573
4.15%, 10/15/28	100	99,818
Discovery Communications, LLC, 4.125%, 5/15/29	200	184,682
Motorola Solutions, Inc., 2.30%, 11/15/30	250	195,854
NBCUniversal Media, LLC, 4.45%, 1/15/43	123	113,984
T-Mobile USA, Inc., 3.50%, 4/15/25	250	244,828
Verizon Communications, Inc.:
1.68%, 10/30/30	340	274,356
Security	Principal Amount (000's omitted)	Value
Communications (continued)
Verizon Communications, Inc.: (continued)
2.875%, 11/20/50	$150	$ 106,664
Walt Disney Co. (The), 5.40%, 10/1/43(2)	100	106,081
WPP Finance 2010, 3.75%, 9/19/24	1,000	977,453
		$ 4,141,028
Consumer, Cyclical — 1.7%
Choice Hotels International, Inc., 3.70%, 1/15/31	$250	$ 221,843
General Motors Co., 5.00%, 4/1/35	1,000	892,519
Lowe's Cos., Inc., 3.875%, 9/15/23	100	100,666
Magallanes, Inc.:
4.279%, 3/15/32(3)	75	67,102
5.141%, 3/15/52(3)	200	168,132
McDonald's Corp., 3.60%, 7/1/30	300	285,872
Starbucks Corp., 3.75%, 12/1/47(2)	250	203,223
VF Corp., 2.95%, 4/23/30(2)	225	197,435
		$ 2,136,792
Consumer, Non-cyclical — 4.7%
AbbVie, Inc.:
2.90%, 11/6/22	$200	$ 200,015
3.20%, 11/21/29(2)	300	276,223
Alcon Finance Corp., 3.00%, 9/23/29(3)	350	310,975
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/43	100	82,870
4.625%, 2/1/44	1,000	898,568
Block Financial, LLC, 3.875%, 8/15/30	150	135,052
Bunge, Ltd. Finance Corp., 1.63%, 8/17/25	250	230,575
CVS Health Corp., 4.30%, 3/25/28	110	108,945
CVS Pass-Through Trust, 6.036%, 12/10/28	57	58,155
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	338,015
Gilead Sciences, Inc., 3.70%, 4/1/24	100	100,163
Global Payments, Inc., 2.15%, 1/15/27	200	177,680
Kroger Co. (The):
3.85%, 8/1/23	100	100,416
3.875%, 10/15/46(2)	250	208,206
Laboratory Corp. of America Holdings:
2.95%, 12/1/29	100	88,115
4.00%, 11/1/23	100	100,231
Molson Coors Brewing Co., 5.00%, 5/1/42	100	92,642
Pfizer, Inc., 4.40%, 5/15/44	1,000	982,438
Quanta Services, Inc., 2.90%, 10/1/30	200	164,976
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	100	77,945
Sysco Corp., 5.95%, 4/1/30	250	266,813
Takeda Pharmaceutical Co., Ltd., 3.175%, 7/9/50	400	300,038
Triton Container International, Ltd., 2.05%, 4/15/26(3)	300	265,651
Tyson Foods, Inc., 3.95%, 8/15/24	100	99,917
Viatris, Inc., 2.30%, 6/22/27	250	216,185

6
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Zoetis, Inc., 4.70%, 2/1/43	$100	$ 95,913
		$ 5,976,722
Energy — 3.3%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$ 189,413
Colonial Pipeline Co., 6.58%, 8/28/32(3)	100	110,581
HF Sinclair Corp., 5.875%, 4/1/26(3)	1,000	1,009,889
Shell International Finance BV:
4.125%, 5/11/35	1,350	1,287,703
4.55%, 8/12/43	100	95,083
Texas Eastern Transmission, L.P., 2.80%, 10/15/22(3)	400	399,950
TransCanada PipeLines, Ltd., 4.875%, 1/15/26(2)	1,000	1,016,414
TransContinental Gas Pipe Line Co., LLC, 4.45%, 8/1/42(2)	100	88,654
		$ 4,197,687
Financial — 5.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$ 168,653
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(4)	500	424,501
4.125%, 1/22/24	300	303,456
4.244% to 4/24/37, 4/24/38(4)	250	229,456
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000	930,431
Capital One Bank, 3.375%, 2/15/23	200	199,900
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29(4)	500	475,738
5.50%, 9/13/25(2)	80	82,318
Discover Financial Services, 3.85%, 11/21/22	200	200,522
Excalibur One 77B, LLC, 1.492%, 1/1/25	10	9,722
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	500	501,998
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(4)	400	338,331
JPMorgan Chase & Co., 3.109% to 4/22/50, 4/22/51(4)	300	220,468
MetLife, Inc., 4.875%, 11/13/43	100	98,792
Morgan Stanley:
4.10%, 5/22/23(5)	500	502,187
5.00%, 11/24/25(5)	150	152,650
Piedmont Operating Partnership L.P., 3.15%, 8/15/30(2)	150	124,877
PNC Bank N.A., 2.70%, 10/22/29	250	218,071
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	965,378
Simon Property Group, L.P., 2.65%, 7/15/30	150	127,401
US Bancorp, 3.10%, 4/27/26	250	241,279
Wells Fargo & Co., 3.196% to 6/17/26, 6/17/27(4)	250	237,110
Westpac Banking Corp., 3.35%, 3/8/27(2)	200	193,729
		$ 6,946,968
Industrial — 3.1%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(4)	$540	$ 530,222
Boeing Co. (The):
2.196%, 2/4/26	300	270,879
Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Boeing Co. (The): (continued)
3.20%, 3/1/29	$150	$ 129,930
4.875%, 5/1/25	100	99,770
5.15%, 5/1/30	100	96,072
Carrier Global Corp., 3.577%, 4/5/50	375	284,625
Cummins, Inc., 4.875%, 10/1/43	100	100,229
Deere & Co., 6.55%, 10/1/28	250	282,442
Flex, Ltd.:
4.75%, 6/15/25	250	252,113
4.875%, 5/12/30	250	238,248
GATX Corp., 3.25%, 9/15/26	400	382,922
Kansas City Southern, 4.70%, 5/1/48	200	189,425
Lennox International, Inc., 1.70%, 8/1/27	300	262,573
Parker-Hannifin Corp., 3.25%, 3/1/27(2)	200	191,356
Raytheon Technologies Corp., 4.50%, 6/1/42	100	95,537
Roper Technologies, Inc., 2.95%, 9/15/29	250	220,758
United Parcel Service, Inc., 6.20%, 1/15/38	250	292,164
		$ 3,919,265
Technology — 2.0%
Apple, Inc., 3.85%, 5/4/43	$500	$ 461,022
Broadcom, Inc.:
3.137%, 11/15/35(3)	500	380,384
3.419%, 4/15/33(3)	200	165,604
Dell International, LLC / EMC Corp., 5.30%, 10/1/29	250	246,700
International Business Machines Corp., 3.625%, 2/12/24	100	100,296
Kyndryl Holdings, Inc., 2.70%, 10/15/28(2)(3)	350	279,089
NetApp, Inc., 3.25%, 12/15/22	100	100,066
Oracle Corp.:
2.65%, 7/15/26	150	138,531
3.60%, 4/1/50	400	278,601
TSMC Arizona Corp., 4.25%, 4/22/32	300	296,210
VMware, Inc., 2.20%, 8/15/31	200	157,694
		$ 2,604,197
Utilities — 1.4%
DTE Electric Co., 2.25%, 3/1/30	$300	$ 262,899
Duke Energy Corp., 3.15%, 8/15/27	500	472,703
PacifiCorp, 4.10%, 2/1/42	100	89,002
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000	899,101
		$ 1,723,705
Total Corporate Bonds (identified cost $35,275,880)		$ 32,133,210

7
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000's omitted)	Value
Mexico Government International Bond, 5.55%, 1/21/45(2)	$500	$ 460,457
Province of Quebec Canada, 2.625%, 2/13/23	75	74,919
Total Sovereign Government Bonds (identified cost $572,685)		$ 535,376

Taxable Municipal Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
New York, NY, 3.60%, 8/1/28	$1,000	$ 981,360
Total Taxable Municipal Obligations (identified cost $993,711)		$ 981,360

U.S. Government Agencies and Instrumentalities — 4.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
0.25%, 8/24/23	$1,000	$ 969,818
0.50%, 4/14/25(2)	1,000	932,464
6.75%, 3/15/31	1,300	1,630,831
Federal National Mortgage Association:
0.75%, 10/8/27(2)	350	309,765
0.875%, 8/5/30(2)	1,500	1,241,980
2.125%, 4/24/26	300	289,815
Total U.S. Government Agencies and Instrumentalities (identified cost $5,725,410)		$ 5,374,673

U.S. Government Agency Mortgage-Backed Securities — 27.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$7,004	$ 6,157,409
2.50%, with various maturities to 2051	2,735	2,543,250
3.00%, 1/1/43	377	360,379
3.50%, with various maturities to 2048	499	492,311
4.00%, with various maturities to 2048	332	333,828
4.50%, with various maturities to 2044	614	634,842
5.00%, with various maturities to 2040	470	493,422
6.00%, with various maturities to 2040	35	37,878
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
6.50%, 10/1/37	$13	$ 14,167
Federal National Mortgage Association:
1.50%, 9/1/35	596	546,087
1.706%, (12 mo. USD LIBOR + 1.589%), 9/1/38(6)	45	45,802
2.00%, with various maturities to 2051	5,019	4,493,936
2.50%, with various maturities to 2051	3,777	3,494,309
3.00%, with various maturities to 2052	4,453	4,226,349
3.50%, with various maturities to 2052	3,632	3,545,784
4.00%, with various maturities to 2047	1,342	1,350,041
4.50%, with various maturities to 2044	1,020	1,052,310
5.00%, with various maturities to 2034	50	51,500
5.50%, with various maturities to 2038	224	238,569
6.00%, with various maturities to 2038	211	231,123
6.50%, with various maturities to 2036	36	39,077
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,654	2,445,993
3.00%, 3/20/51	392	371,778
4.00%, with various maturities to 2042	611	616,765
4.50%, 7/20/33	58	59,422
5.00%, with various maturities to 2039	237	250,095
5.50%, 7/20/34	30	32,146
6.00%, with various maturities to 2038	162	176,683
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $37,584,552)		$ 34,335,255

U.S. Treasury Obligations — 38.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$500	$ 345,645
1.375%, 8/15/50	1,000	658,691
1.875%, 2/15/51	1,150	863,174
2.00%, 8/15/51	350	270,662
2.25%, 8/15/49	650	533,635
2.50%, 2/15/45	1,000	848,906
3.00%, 5/15/47	1,000	935,469
3.125%, 11/15/41	1,000	960,664
3.125%, 8/15/44	1,600	1,517,000
3.125%, 5/15/48	750	726,182
3.75%, 11/15/43	1,400	1,465,680
3.875%, 8/15/40	500	539,355
4.375%, 5/15/41	700	802,348
6.25%, 8/15/23	1,000	1,038,398

8
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.125%, 2/28/23	$950	$ 933,888
0.125%, 8/15/23	1,500	1,453,301
0.375%, 4/30/25	800	742,578
0.375%, 11/30/25	2,000	1,827,187
0.375%, 1/31/26	1,500	1,364,092
0.375%, 7/31/27	300	262,295
0.50%, 8/31/27	750	658,315
0.625%, 5/15/30	300	250,242
0.625%, 8/15/30	1,000	829,297
0.875%, 11/15/30	250	211,143
1.125%, 2/29/28	500	449,688
1.125%, 2/15/31	1,100	945,398
1.25%, 4/30/28	1,000	902,187
1.25%, 8/15/31	1,300	1,119,422
1.50%, 2/15/30	1,400	1,257,703
1.625%, 11/15/22	2,500	2,493,601
1.625%, 9/30/26	800	754,844
1.875%, 7/31/22	1,250	1,250,754
1.875%, 7/31/26	1,500	1,433,115
2.00%, 2/15/25	1,500	1,461,855
2.125%, 9/30/24	2,750	2,699,458
2.25%, 11/15/24	2,000	1,966,758
2.25%, 3/31/26	1,000	971,875
2.25%, 2/15/27	2,100	2,025,270
2.25%, 11/15/27	2,000	1,917,891
2.625%, 6/30/23	600	598,435
2.625%, 2/15/29	1,000	973,867
2.75%, 11/15/23	1,300	1,296,496
2.75%, 2/15/24	3,000	2,990,391
3.125%, 11/15/28	1,150	1,152,650
Total U.S. Treasury Obligations (identified cost $51,443,092)		$ 48,699,805

Short-Term Investments — 3.7%
Affiliated Fund — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(7)	1,367,305	$ 1,367,305
Total Affiliated Fund (identified cost $1,367,305)		$ 1,367,305
Securities Lending Collateral — 2.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(8)	3,262,038	$ 3,262,038
Total Securities Lending Collateral (identified cost $3,262,038)		$ 3,262,038
Total Short-Term Investments (identified cost $4,629,343)		$ 4,629,343
Total Investments — 102.2% (identified cost $139,035,014)		$129,413,396
Other Assets, Less Liabilities — (2.2)%		$ (2,739,688)
Net Assets — 100.0%		$ 126,673,708

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Amount is less than 0.05%.
(2)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $4,117,292.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $3,157,357 or 2.5% of the Fund's net assets.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Represents an investment in an issuer that is deemed to be an affiliate (see Note 8).
(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2022.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(8)	Represents investment of cash collateral received in connection with securities lending.

9
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar
10
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $137,016,021) - including $4,117,292 of securities on loan	$ 127,391,254
Investments in securities of affiliated issuers, at value (identified cost $2,018,993)	2,022,142
Receivable for capital shares sold	253
Interest receivable	792,426
Dividends and interest receivable - affiliated	4,175
Securities lending income receivable	1,155
Receivable from affiliate	37,117
Directors' deferred compensation plan	70,103
Total assets	$130,318,625
Liabilities
Payable for capital shares redeemed	$ 242,334
Deposits for securities loaned	3,262,038
Payable to affiliates:
Investment advisory fee	20,892
Administrative fee	12,626
Distribution and service fees	983
Sub-transfer agency fee	214
Directors' deferred compensation plan	70,103
Accrued expenses	35,727
Total liabilities	$ 3,644,917
Net Assets	$126,673,708
Sources of Net Assets
Paid-in capital	$ 133,052,233
Accumulated loss	(6,378,525)
Net Assets	$126,673,708
Class I Shares
Net Assets	$ 121,868,078
Shares Outstanding	2,433,531
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 50.08
Class F Shares
Net Assets	$ 4,805,630
Shares Outstanding	97,885
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 49.09
11
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income - affiliated issuers	$ 2,520
Interest income	1,703,186
Interest income - affiliated issuers	13,787
Securities lending income, net	3,836
Total investment income	$ 1,723,329
Expenses
Investment advisory fee	$ 136,448
Administrative fee	81,869
Distribution and service fees:
Class F	6,139
Directors' fees and expenses	3,323
Custodian fees	3,449
Transfer agency fees and expenses	54,471
Accounting fees	16,103
Professional fees	17,026
Reports to shareholders	1,053
Miscellaneous	7,007
Total expenses	$ 326,888
Waiver and/or reimbursement of expenses by affiliate	$ (102,785)
Net expenses	$ 224,103
Net investment income	$ 1,499,226
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 71,622
Investment securities - affiliated issuers	25
Net realized gain	$ 71,647
Change in unrealized appreciation (depreciation):
Investment securities	$ (16,271,548)
Investment securities - affiliated issuers	(33,974)
Net change in unrealized appreciation (depreciation)	$(16,305,522)
Net realized and unrealized loss	$(16,233,875)
Net decrease in net assets from operations	$(14,734,649)
12
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,499,226	$ 2,989,356
Net realized gain	71,647	392,599
Net change in unrealized appreciation (depreciation)	(16,305,522)	(6,064,596)
Net decrease in net assets from operations	$ (14,734,649)	$ (2,682,641)
Distributions to shareholders:
Class I	$ —	$ (3,494,727)
Class F	—	(125,002)
Total distributions to shareholders	$ —	$ (3,619,729)
Capital share transactions:
Class I	$ (9,250,940)	$ 7,347,013
Class F	(77,459)	1,653,286
Net increase (decrease) in net assets from capital share transactions	$ (9,328,399)	$ 9,000,299
Net increase (decrease) in net assets	$ (24,063,048)	$ 2,697,929
Net Assets
At beginning of period	$ 150,736,756	$ 148,038,827
At end of period	$126,673,708	$150,736,756
13
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Financial Highlights

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 55.64	$ 58.07	$ 55.68	$ 53.01	$ 54.93	$ 54.60
Income (Loss) From Operations
Net investment income(1)	$ 0.57	$ 1.14	$ 1.34	$ 1.50	$ 1.50	$ 1.44
Net realized and unrealized gain (loss)	(6.13)	(2.20)	2.74	2.96	(1.73)	0.46
Total income (loss) from operations	$ (5.56)	$ (1.06)	$ 4.08	$ 4.46	$ (0.23)	$ 1.90
Less Distributions
From net investment income	$ —	$ (1.37)	$ (1.69)	$ (1.79)	$ (1.69)	$ (1.57)
Total distributions	$ —	$ (1.37)	$ (1.69)	$ (1.79)	$ (1.69)	$ (1.57)
Net asset value — End of period	$ 50.08	$ 55.64	$ 58.07	$ 55.68	$ 53.01	$ 54.93
Total Return(2)	(9.99)% (3)	(1.82)%	7.34%	8.41%	(0.37)%	3.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$121,868	$145,323	$144,073	$140,169	$139,729	$166,650
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.47% (5)	0.46%	0.47%	0.43%	0.44%	0.45%
Net expenses	0.32% (5)(6)	0.32%	0.32%	0.32%	0.32%	0.32%
Net investment income	2.21% (5)	2.00%	2.30%	2.71%	2.81%	2.60%
Portfolio Turnover	3% (3)	15%	23%	10%	7%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
14
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 54.61	$ 57.17	$ 54.97	$ 52.48	$ 54.53	$ 54.36
Income (Loss) From Operations
Net investment income(1)	$ 0.50	$ 0.98	$ 1.15	$ 1.33	$ 1.36	$ 1.30
Net realized and unrealized gain (loss)	(6.02)	(2.17)	2.74	2.95	(1.72)	0.44
Total income (loss) from operations	$ (5.52)	$ (1.19)	$ 3.89	$ 4.28	$ (0.36)	$ 1.74
Less Distributions
From net investment income	$ —	$ (1.37)	$ (1.69)	$ (1.79)	$ (1.69)	$ (1.57)
Total distributions	$ —	$ (1.37)	$ (1.69)	$ (1.79)	$ (1.69)	$ (1.57)
Net asset value — End of period	$ 49.09	$54.61	$57.17	$54.97	$52.48	$54.53
Total Return(2)	(10.11)% (3)	(2.08)%	7.09%	8.15%	(0.61)%	3.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,806	$ 5,413	$ 3,966	$ 1,265	$ 461	$ 495
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.72% (5)	0.71%	0.72%	0.68%	0.69%	1.21%
Net expenses	0.57% (5)(6)	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income	1.97% (5)	1.75%	2.00%	2.42%	2.57%	2.37%
Portfolio Turnover	3% (3)	15%	23%	10%	7%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
15
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Investment Grade Bond Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
16

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 47,151	$ —	$ 47,151
Commercial Mortgage-Backed Securities	—	2,677,223	—	2,677,223
Corporate Bonds	—	32,133,210	—	32,133,210
Sovereign Government Bonds	—	535,376	—	535,376
Taxable Municipal Obligations	—	981,360	—	981,360
U.S. Government Agencies and Instrumentalities	—	5,374,673	—	5,374,673
U.S. Government Agency Mortgage-Backed Securities	—	34,335,255	—	34,335,255
U.S. Treasury Obligations	—	48,699,805	—	48,699,805
Short-Term Investments:
Affiliated Fund	1,367,305	—	—	1,367,305
Securities Lending Collateral	3,262,038	—	—	3,262,038
Total Investments	$4,629,343	$124,784,053	$ —	$129,413,396
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2022, the investment advisory fee amounted to $136,448.
17

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment advisory fee paid was reduced by $352 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by CRM. CRM did not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.32% for Class I and 0.57% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023. For the six months ended June 30, 2022, CRM waived or reimbursed expenses of $102,433.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2022, CRM was paid administrative fees of $81,869.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2022 amounted to $6,139 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $241 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2022, expenses incurred under the Servicing Plan amounted to $53,978, of which $41,620 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2022 are amounts payable to an affiliate of AIP under the Servicing Plan of $6,729.
4  Investment Activity
During the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $555,739 and $3,991,524, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $3,351,949 and $7,230,355, respectively.
18

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VP Investment Grade Bond Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
At December 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $1,376,645 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2021, $725,474 are short-term and $651,171 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$139,342,172
Gross unrealized appreciation	$ 379,518
Gross unrealized depreciation	(10,308,294)
Net unrealized depreciation	$ (9,928,776)
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2022, the total value of securities on loan, including accrued interest, was $4,135,214 and the total value of collateral received was $4,210,022, comprised of cash of $3,262,038 and U.S. government and/or agencies securities of $947,984.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 798,718	$ —	$ —	$ —	$ 798,718
U.S. Government Agencies and Instrumentalities	2,463,320	—	—	—	2,463,320
Total	$3,262,038	$ —	$ —	$ —	$3,262,038
The carrying amount of the liability for deposits for securities loaned at June 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2022.
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Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2022.
8  Affiliated Issuers and Funds
At June 30, 2022, the value of the Fund’s investment in affiliated issuers and funds was $2,022,142, which represents 1.6% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Corporate Bonds
Morgan Stanley:
4.10%, 5/22/23	$ 520,950	$ —	$ —	$ —	$ (18,780)	$ 502,187	$ 10,267	$ 500,000
5.00%, 11/24/25	168,074	—	—	—	(15,194)	152,650	3,520	150,000
Short-Term Investments
Cash Reserves Fund	1,429,356	7,590,918	(9,020,299)	25	—	—	362	—
Liquidity Fund	—	8,143,053	(6,775,748)	—	—	1,367,305	2,158	1,367,305
Total				$ 25	$(33,974)	$2,022,142	$16,307
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares for the six months ended June 30, 2022 and the year ended December 31, 2021 were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I
Shares sold	49,912	$ 2,625,364	315,318	$ 17,883,244
Reinvestment of distributions	—	—	62,765	3,494,727
Shares redeemed	(228,290)	(11,876,304)	(246,990)	(14,030,958)
Net increase (decrease)	(178,378)	$ (9,250,940)	131,093	$ 7,347,013
Class F
Shares sold	9,971	$ 511,333	35,869	$ 2,000,582
Reinvestment of distributions	—	—	2,286	125,002
Shares redeemed	(11,206)	(588,792)	(8,397)	(472,298)
Net increase (decrease)	(1,235)	$ (77,459)	29,758	$ 1,653,286
At June 30, 2022, separate accounts of an insurance company that is an affiliate of AIP owned 83.2% of the value of the outstanding shares of the Fund.
20

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
21

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a video conference meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 14, 2022, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period. The meeting was held by video conference due to circumstances related to current or potential effects of COVID-19 pursuant to temporary exemptive relief issued by the Securities and Exchange Commission.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
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Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Investment Grade Bond Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2021. This performance data indicated that the Fund had underperformed the median of its peer universe and the index it is designed to track for the one-, three- and five-year periods ended December 31, 2021. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or
23

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
24

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 14, 2022, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
25

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
26

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

27

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
29

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24232     6.30.22

Calvert
VP Nasdaq 100 Index Portfolio
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2022
Calvert
VP Nasdaq 100 Index Portfolio

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Performance

Portfolio Manager(s) Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	(29.35)%	(20.71)%	15.82%	16.62%
Class F at NAV	10/30/2015	04/27/2000	(29.44)	(20.91)	15.53	16.43

NASDAQ-100 ® Index	—	—	(29.22)%	(20.38)%	16.36%	17.26%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.59%	0.84%
Net	0.48	0.73
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Apple, Inc.	12.1%
Microsoft Corp.	10.5
Amazon.com, Inc.	5.9
Tesla, Inc.	3.8
Alphabet, Inc., Class C	3.7
Alphabet, Inc., Class A	3.6
Meta Platforms, Inc., Class A	3.0
NVIDIA Corp.	2.9
Invesco QQQ TM Trust, Series 1	2.3
PepsiCo, Inc.	2.1
Total	49.9%

*	Excludes cash and cash equivalents.

3

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Endnotes and Additional Disclosures

[1]	NASDAQ–100® Index includes 100 of the largest domestic and international securities (by market cap), excluding financials, listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$ 706.50	$2.03 **	0.48%
Class F	$1,000.00	$ 705.60	$3.09 **	0.73%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.41	$2.41 **	0.48%
Class F	$1,000.00	$1,021.17	$3.66 **	0.73%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Automobiles — 4.1%
Lucid Group, Inc.(1)(2)	36,695	$ 629,686
Tesla, Inc.(1)	13,739	9,252,118
		$ 9,881,804
Beverages — 3.0%
Keurig Dr Pepper, Inc.	31,210	$ 1,104,522
Monster Beverage Corp.(1)	11,654	1,080,325
PepsiCo, Inc.	30,421	5,069,964
		$ 7,254,811
Biotechnology — 4.2%
Amgen, Inc.	11,753	$ 2,859,505
Biogen, Inc.(1)	3,209	654,444
Gilead Sciences, Inc.	27,597	1,705,771
Moderna, Inc.(1)	8,751	1,250,080
Regeneron Pharmaceuticals, Inc.(1)	2,377	1,405,116
Seagen, Inc.(1)	4,050	716,607
Vertex Pharmaceuticals, Inc.(1)	5,627	1,585,632
		$ 10,177,155
Commercial Services & Supplies — 0.6%
Cintas Corp.	2,252	$ 841,190
Copart, Inc.(1)	5,182	563,076
		$ 1,404,266
Communications Equipment — 1.6%
Cisco Systems, Inc.	91,031	$ 3,881,562
		$ 3,881,562
Electric Utilities — 1.4%
American Electric Power Co., Inc.	11,299	$ 1,084,026
Constellation Energy Corp.	7,124	407,920
Exelon Corp.	21,566	977,371
Xcel Energy, Inc.	11,925	843,813
		$ 3,313,130
Entertainment — 1.7%
Activision Blizzard, Inc.	17,203	$ 1,339,426
Electronic Arts, Inc.	6,179	751,675
NetEase, Inc. ADR	3,997	373,160
Netflix, Inc.(1)	9,775	1,709,354
		$ 4,173,615
Security	Shares	Value
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	9,752	$ 4,673,938
Walgreens Boots Alliance, Inc.	18,911	716,727
		$ 5,390,665
Food Products — 1.2%
Kraft Heinz Co. (The)	26,742	$ 1,019,940
Mondelez International, Inc., Class A	30,476	1,892,255
		$ 2,912,195
Health Care Equipment & Supplies — 1.3%
Align Technology, Inc.(1)	1,723	$ 407,782
DexCom, Inc.(1)	8,636	643,641
IDEXX Laboratories, Inc.(1)	1,852	649,552
Intuitive Surgical, Inc.(1)	7,898	1,585,208
		$ 3,286,183
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc.(1)	8,410	$ 749,163
Booking Holdings, Inc.(1)	897	1,568,844
Marriott International, Inc., Class A	7,201	979,408
Starbucks Corp.	25,207	1,925,563
		$ 5,222,978
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	14,977	$ 2,603,152
		$ 2,603,152
Interactive Media & Services — 10.8%
Alphabet, Inc., Class A(1)	3,989	$ 8,693,068
Alphabet, Inc., Class C(1)	4,156	9,091,042
Baidu, Inc. ADR(1)	4,755	707,211
Match Group, Inc.(1)	6,249	435,493
Meta Platforms, Inc., Class A(1)	45,544	7,343,970
		$ 26,270,784
Internet & Direct Marketing Retail — 6.9%
Amazon.com, Inc.(1)	134,927	$ 14,330,597
eBay, Inc.	12,317	513,249
JD.com, Inc. ADR	11,150	716,053
MercadoLibre, Inc.(1)	1,102	701,831
Pinduoduo, Inc. ADR(1)	9,697	599,274
		$ 16,861,004
IT Services — 3.0%
Automatic Data Processing, Inc.	9,206	$ 1,933,628
Cognizant Technology Solutions Corp., Class A	11,475	774,448

6
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Fiserv, Inc.(1)	14,292	$ 1,271,559
Okta, Inc.(1)	3,317	299,857
Paychex, Inc.	7,943	904,470
PayPal Holdings, Inc.(1)	25,529	1,782,945
VeriSign, Inc.(1)	2,427	406,110
		$ 7,373,017
Life Sciences Tools & Services — 0.3%
Illumina, Inc.(1)	3,440	$ 634,198
		$ 634,198
Machinery — 0.3%
PACCAR, Inc.	7,585	$ 624,549
		$ 624,549
Media — 2.5%
Charter Communications, Inc., Class A(1)	3,693	$ 1,730,281
Comcast Corp., Class A	98,360	3,859,647
Sirius XM Holdings, Inc.(2)	86,748	531,765
		$ 6,121,693
Multiline Retail — 0.3%
Dollar Tree, Inc.(1)	4,915	$ 766,003
		$ 766,003
Pharmaceuticals — 0.3%
AstraZeneca PLC	12,714	$ 840,014
		$ 840,014
Professional Services — 0.2%
Verisk Analytics, Inc.	3,476	$ 601,661
		$ 601,661
Road & Rail — 0.8%
CSX Corp.	48,064	$ 1,396,740
Old Dominion Freight Line, Inc.	2,500	640,700
		$ 2,037,440
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc.(1)	35,661	$ 2,726,997
Analog Devices, Inc.	11,467	1,675,214
Applied Materials, Inc.	19,140	1,741,357
ASML Holding NV-NY Shares	1,885	897,034
Broadcom, Inc.	8,976	4,360,630
Intel Corp.	89,965	3,365,591
KLA Corp.	3,283	1,047,540
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	3,057	$ 1,302,740
Marvell Technology, Inc.	18,699	813,967
Microchip Technology, Inc.	12,122	704,046
Micron Technology, Inc.	24,538	1,356,461
NVIDIA Corp.	46,658	7,072,886
NXP Semiconductors NV	5,753	851,617
QUALCOMM, Inc.	24,638	3,147,258
Skyworks Solutions, Inc.	3,540	327,946
Texas Instruments, Inc.	20,288	3,117,251
		$ 34,508,535
Software — 16.9%
Adobe, Inc.(1)	10,396	$ 3,805,560
ANSYS, Inc.(1)	1,906	456,087
Atlassian Corp. PLC, Class A(1)	3,146	589,560
Autodesk, Inc.(1)	4,803	825,924
Cadence Design Systems, Inc.(1)	6,055	908,432
CrowdStrike Holdings, Inc., Class A(1)	4,694	791,221
Datadog, Inc.(1)	6,229	593,250
DocuSign, Inc.(1)	4,298	246,619
Fortinet, Inc.(1)	17,620	996,940
Intuit, Inc.	6,205	2,391,655
Microsoft Corp.	99,183	25,473,170
Palo Alto Networks, Inc.(1)	2,192	1,082,716
Splunk, Inc.(1)	3,496	309,256
Synopsys, Inc.(1)	3,355	1,018,913
Workday, Inc., Class A(1)	4,378	611,081
Zoom Video Communications, Inc., Class A(1)	5,538	597,938
Zscaler, Inc.(1)	3,060	457,501
		$ 41,155,823
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.(1)	1,445	$ 912,893
Ross Stores, Inc.	7,764	545,266
		$ 1,458,159
Technology Hardware, Storage & Peripherals — 12.1%
Apple, Inc.	214,639	$ 29,345,444
		$ 29,345,444
Textiles, Apparel & Luxury Goods — 0.3%
lululemon Athletica, Inc.(1)	2,722	$ 742,044
		$ 742,044

7
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 0.3%
Fastenal Co.	12,566	$ 627,295
		$ 627,295
Wireless Telecommunication Services — 1.5%
T-Mobile US, Inc.(1)	27,581	$ 3,710,748
		$ 3,710,748
Total Common Stocks (identified cost $89,946,993)		$233,179,927

Exchange-Traded Funds — 2.3%

Security	Shares	Value
Equity Funds — 2.3%
Invesco QQQ TM Trust, Series 1(2)	20,000	$ 5,605,600
Total Exchange-Traded Funds (identified cost $5,891,875)		$ 5,605,600

Short-Term Investments — 4.8%
Affiliated Fund — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(3)	4,213,220	$ 4,213,220
Total Affiliated Fund (identified cost $4,213,220)		$ 4,213,220
Securities Lending Collateral — 2.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(4)	6,913,672	$ 6,913,672
Total Securities Lending Collateral (identified cost $6,913,672)		$ 6,913,672

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 1/26/23(5)	$500	$ 492,946
Total U.S. Treasury Obligations (identified cost $497,843)		$ 492,946
Total Short-Term Investments (identified cost $11,624,735)		$ 11,619,838
Total Investments — 102.9% (identified cost $107,463,603)		$250,405,365

Other Assets, Less Liabilities — (2.9)%	$ (6,976,194)
Net Assets — 100.0%	$ 243,429,171

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $6,699,377.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	15	Long	9/16/22	$3,458,850	$ (334,350)
					$(334,350)

8
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
9
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $103,250,383) - including $6,699,377 of securities on loan	$ 246,192,145
Investments in securities of affiliated issuers, at value (identified cost $4,213,220)	4,213,220
Cash	4
Receivable for capital shares sold	113,084
Dividends receivable	53,031
Dividends receivable - affiliated	3,498
Securities lending income receivable	8,202
Receivable from affiliate	67,943
Directors' deferred compensation plan	75,575
Total assets	$250,726,702
Liabilities
Payable for variation margin on open futures contracts	$ 48,412
Payable for capital shares redeemed	34,332
Deposits for securities loaned	6,913,672
Payable to affiliates:
Investment advisory fee	61,653
Administrative fee	24,872
Distribution and service fees	9,355
Sub-transfer agency fee	75
Directors' deferred compensation plan	75,575
Accrued expenses	129,585
Total liabilities	$ 7,297,531
Net Assets	$243,429,171
Sources of Net Assets
Paid-in capital	$ 88,663,417
Distributable earnings	154,765,754
Net Assets	$243,429,171
Class I Shares
Net Assets	$ 198,430,815
Shares Outstanding	1,914,532
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 103.64
Class F Shares
Net Assets	$ 44,998,356
Shares Outstanding	442,809
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 101.62
10
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $2,528)	$ 1,158,966
Dividend income - affiliated issuers	8,447
Interest income	1,573
Securities lending income, net	41,259
Total investment income	$ 1,210,245
Expenses
Investment advisory fee	$ 426,232
Administrative fee	170,493
Distribution and service fees:
Class F	59,205
Directors' fees and expenses	6,532
Custodian fees	4,312
Transfer agency fees and expenses	165,199
Accounting fees	31,959
Professional fees	16,439
Reports to shareholders	592
Miscellaneous	51,369
Total expenses	$ 932,332
Waiver and/or reimbursement of expenses by affiliate	$ (192,377)
Net expenses	$ 739,955
Net investment income	$ 470,290
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (207,735)
Investment securities - affiliated issuers	198
Futures contracts	(1,403,135)
Net realized loss	$ (1,610,672)
Change in unrealized appreciation (depreciation):
Investment securities	$ (98,679,928)
Investment securities - affiliated issuers	(83)
Futures contracts	(422,910)
Net change in unrealized appreciation (depreciation)	$ (99,102,921)
Net realized and unrealized loss	$(100,713,593)
Net decrease in net assets from operations	$(100,243,303)
11
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 470,290	$ 499,475
Net realized gain (loss)	(1,610,672)	12,904,389
Net change in unrealized appreciation (depreciation)	(99,102,921)	58,153,969
Net increase (decrease) in net assets from operations	$(100,243,303)	$ 71,557,833
Distributions to shareholders:
Class I	$ —	$ (15,076,297)
Class F	—	(2,504,367)
Total distributions to shareholders	$ —	$ (17,580,664)
Capital share transactions:
Class I	$ (5,978,747)	$ 2,803,161
Class F	8,967,012	23,094,605
Net increase in net assets from capital share transactions	$ 2,988,265	$ 25,897,766
Net increase (decrease) in net assets	$ (97,255,038)	$ 79,874,935
Net Assets
At beginning of period	$ 340,684,209	$ 260,809,274
At end of period	$ 243,429,171	$340,684,209
12
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Financial Highlights

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 146.70	$ 122.67	$ 86.05	$ 63.98	$ 65.60	$ 50.26
Income (Loss) From Operations
Net investment income(1)	$ 0.23	$ 0.27	$ 0.42	$ 0.44	$ 0.41	$ 0.40
Net realized and unrealized gain (loss)	(43.29)	31.85	40.48	24.00	(0.46)	15.82
Total income (loss) from operations	$ (43.06)	$ 32.12	$ 40.90	$ 24.44	$ (0.05)	$ 16.22
Less Distributions
From net investment income	$ —	$ (0.39)	$ (0.49)	$ (0.41)	$ (0.40)	$ (0.30)
From net realized gain	—	(7.70)	(3.79)	(1.96)	(1.17)	(0.58)
Total distributions	$ —	$ (8.09)	$ (4.28)	$ (2.37)	$ (1.57)	$ (0.88)
Net asset value — End of period	$ 103.64	$ 146.70	$ 122.67	$ 86.05	$ 63.98	$ 65.60
Total Return(2)	(29.35)% (3)	26.87%	48.22%	38.77%	(0.47)%	32.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$198,431	$287,931	$237,710	$176,210	$130,777	$133,473
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.62% (5)	0.59%	0.60%	0.59%	0.60%	0.60%
Net expenses	0.48% (5)(6)	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	0.37% (5)	0.20%	0.42%	0.58%	0.58%	0.67%
Portfolio Turnover	1% (3)	8%	12%	8%	7%	3%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
13
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 144.01	$ 120.85	$ 85.03	$ 63.40	$ 65.18	$ 50.07
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.08	$ (0.07)	$ 0.16	$ 0.25	$ 0.23	$ 0.23
Net realized and unrealized gain (loss)	(42.47)	31.32	39.94	23.75	(0.44)	15.76
Total income (loss) from operations	$ (42.39)	$ 31.25	$ 40.10	$24.00	$ (0.21)	$15.99
Less Distributions
From net investment income	$ —	$ (0.39)	$ (0.49)	$ (0.41)	$ (0.40)	$ (0.30)
From net realized gain	—	(7.70)	(3.79)	(1.96)	(1.17)	(0.58)
Total distributions	$ —	$ (8.09)	$ (4.28)	$ (2.37)	$ (1.57)	$ (0.88)
Net asset value — End of period	$101.62	$144.01	$120.85	$85.03	$63.40	$65.18
Total Return(2)	(29.44)% (3)	26.55%	47.86%	38.44%	(0.72)%	32.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 44,998	$ 52,753	$ 23,099	$ 5,669	$ 1,770	$ 1,942
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.87% (5)	0.84%	0.85%	0.84%	0.84%	1.01%
Net expenses	0.73% (5)(6)	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income (loss)	0.13% (5)	(0.05)%	0.16%	0.32%	0.33%	0.39%
Portfolio Turnover	1% (3)	8%	12%	8%	7%	3%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
14
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Nasdaq 100 Index Portfolio (the Fund) is a non-diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
15

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 233,179,927(1)	$ —	$ —	$ 233,179,927
Exchange-Traded Funds	5,605,600	—	—	5,605,600
Short-Term Investments:
Affiliated Fund	4,213,220	—	—	4,213,220
Securities Lending Collateral	6,913,672	—	—	6,913,672
U.S. Treasury Obligations	—	492,946	—	492,946
Total Investments	$249,912,419	$492,946	$ —	$250,405,365
Liability Description
Futures Contracts	$ (334,350)	$ —	$ —	$ (334,350)
Total	$ (334,350)	$ —	$ —	$ (334,350)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund
16

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2022, the investment advisory fee amounted to $426,232.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment advisory fee paid was reduced by $1,220 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by CRM. CRM did not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.73% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023. For the six months ended June 30, 2022, CRM waived or reimbursed expenses of $191,157.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2022, CRM was paid administrative fees of $170,493.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2022 amounted to $59,205 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $242 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
17

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2022, expenses incurred under the Servicing Plan amounted to $164,957, of which $31,135 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2022 are amounts payable to an affiliate of AIP under the Servicing Plan of $4,752.
4  Investment Activity
During the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $7,080,294 and $2,969,151, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$107,486,731
Gross unrealized appreciation	$ 151,793,511
Gross unrealized depreciation	(9,209,227)
Net unrealized appreciation	$142,584,284
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2022 is included in the Schedule of Investments. During the six months ended June 30, 2022, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(334,350) (1)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2022 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (1,403,135)	$ (422,910)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2022 was approximately $5,539,000.
18

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2022, the total value of securities on loan was $6,699,377 and the total value of collateral received was $6,913,672, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$6,913,672	$ —	$ —	$ —	$6,913,672
The carrying amount of the liability for deposits for securities loaned at June 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2022.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2022.
9  Affiliated Funds
At June 30, 2022, the value of the Fund’s investment in affiliated funds was $4,213,220, which represents 1.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$6,793,210	$ 5,251,931	$(12,045,256)	$ 198	$ (83)	$ —	$ 1,431	—
Liquidity Fund	—	16,261,524	(12,048,304)	—	—	4,213,220	7,016	4,213,220
Total				$ 198	$ (83)	$4,213,220	$8,447
19

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 10,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares for the six months ended June 30, 2022 and the year ended December 31, 2021 were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I
Shares sold	62,673	$ 7,676,359	151,653	$ 20,354,884
Reinvestment of distributions	—	—	113,552	15,076,297
Shares redeemed	(110,878)	(13,655,106)	(240,249)	(32,628,020)
Net increase (decrease)	(48,205)	$ (5,978,747)	24,956	$ 2,803,161
Class F
Shares sold	81,563	$ 9,589,976	168,919	$ 22,240,160
Reinvestment of distributions	—	—	19,204	2,504,367
Shares redeemed	(5,062)	(622,964)	(12,953)	(1,649,922)
Net increase	76,501	$ 8,967,012	175,170	$ 23,094,605
At June 30, 2022, separate accounts of an insurance company that is an affiliate of AIP owned 26.7% of the value of the outstanding shares of the Fund and separate accounts of three other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 43.1%.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
20

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a video conference meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 14, 2022, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period. The meeting was held by video conference due to circumstances related to current or potential effects of COVID-19 pursuant to temporary exemptive relief issued by the Securities and Exchange Commission.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
21

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Nasdaq 100 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2021. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2021, while it had underperformed the index the Fund is designed to track for the one-, three- and five-year periods ended December 31, 2021. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or
22

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

reimbursements) were at the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
23

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 14, 2022, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
24

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
25

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

26

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
28

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24230     6.30.22

Calvert
VP S&P 500® Index Portfolio
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2022
Calvert
VP S&P 500® Index Portfolio

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Performance

Portfolio Manager(s) Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	12/29/1995	12/29/1995	(20.07)%	(10.86)%	11.00%	12.58%

S&P 500® Index	—	—	(19.96)%	(10.62)%	11.30%	12.95%

% Total Annual Operating Expense Ratios[3]
Gross	0.43%
Net	0.28
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Apple, Inc.	6.3%
Microsoft Corp.	5.8
Amazon.com, Inc.	2.8
Alphabet, Inc., Class A	2.0
Alphabet, Inc., Class C	1.8
Tesla, Inc.	1.7
Berkshire Hathaway, Inc., Class B	1.5
UnitedHealth Group, Inc.	1.4
Johnson & Johnson	1.4
NVIDIA Corp.	1.1
Total	25.8%

*	Excludes cash and cash equivalents.

3

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Endnotes and Additional Disclosures

[1]	S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
4

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
	$1,000.00	$ 799.30	$1.25 **	0.28%
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,023.41	$1.40 **	0.28%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co. (The)(1)	6,991	$ 955,810
General Dynamics Corp.	2,940	650,475
Howmet Aerospace, Inc.	4,842	152,281
Huntington Ingalls Industries, Inc.	562	122,415
L3Harris Technologies, Inc.	2,414	583,464
Lockheed Martin Corp.	2,964	1,274,401
Northrop Grumman Corp.	1,828	874,826
Raytheon Technologies Corp.	18,610	1,788,607
Textron, Inc.	2,890	176,492
TransDigm Group, Inc.(1)	672	360,642
		$ 6,939,413
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	1,658	$ 168,071
Expeditors International of Washington, Inc.	2,161	210,611
FedEx Corp.	2,984	676,503
United Parcel Service, Inc., Class B	9,190	1,677,543
		$ 2,732,728
Airlines — 0.2%
Alaska Air Group, Inc.(1)	1,813	$ 72,611
American Airlines Group, Inc.(1)	8,946	113,435
Delta Air Lines, Inc.(1)	8,165	236,540
Southwest Airlines Co.(1)	7,557	272,959
United Airlines Holdings, Inc.(1)	4,451	157,654
		$ 853,199
Auto Components — 0.1%
Aptiv PLC(1)	3,546	$ 315,842
BorgWarner, Inc.	3,308	110,388
		$ 426,230
Automobiles — 2.0%
Ford Motor Co.	50,179	$ 558,492
General Motors Co.(1)	18,536	588,704
Tesla, Inc.(1)	10,595	7,134,885
		$ 8,282,081
Banks — 3.5%
Bank of America Corp.	89,460	$ 2,784,890
Citigroup, Inc.	24,300	1,117,557
Citizens Financial Group, Inc.	6,337	226,167
Comerica, Inc.	1,732	127,094
Fifth Third Bancorp	8,964	301,190
Security	Shares	Value
Banks (continued)
First Republic Bank	2,287	$ 329,785
Huntington Bancshares, Inc.	18,963	228,125
JPMorgan Chase & Co.	37,032	4,170,173
KeyCorp	12,206	210,309
M&T Bank Corp.	2,245	357,831
PNC Financial Services Group, Inc. (The)	5,175	816,460
Regions Financial Corp.	12,017	225,319
Signature Bank	795	142,472
SVB Financial Group(1)	769	303,747
Truist Financial Corp.	16,660	790,184
U.S. Bancorp	17,228	792,833
Wells Fargo & Co.	47,430	1,857,833
Zions Bancorp NA	1,934	98,441
		$ 14,880,410
Beverages — 1.8%
Brown-Forman Corp., Class B	2,396	$ 168,104
Coca-Cola Co. (The)	48,821	3,071,329
Constellation Brands, Inc., Class A	2,037	474,743
Keurig Dr Pepper, Inc.	9,230	326,650
Molson Coors Beverage Co., Class B	2,573	140,254
Monster Beverage Corp.(1)	4,706	436,246
PepsiCo, Inc.	17,302	2,883,551
		$ 7,500,877
Biotechnology — 2.1%
AbbVie, Inc.	22,112	$ 3,386,674
Amgen, Inc.	6,685	1,626,460
Biogen, Inc.(1)	1,833	373,822
Gilead Sciences, Inc.	15,696	970,170
Incyte Corp.(1)	2,461	186,962
Moderna, Inc.(1)	4,330	618,541
Regeneron Pharmaceuticals, Inc.(1)	1,361	804,528
Vertex Pharmaceuticals, Inc.(1)	3,248	915,254
		$ 8,882,411
Building Products — 0.4%
A.O. Smith Corp.	1,837	$ 100,447
Allegion PLC	1,256	122,962
Carrier Global Corp.	10,914	389,193
Fortune Brands Home & Security, Inc.	1,732	103,712
Johnson Controls International PLC	8,963	429,149
Masco Corp.	3,200	161,920
Trane Technologies PLC	2,979	386,883
		$ 1,694,266

6
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 2.8%
Ameriprise Financial, Inc.	1,375	$ 326,810
Bank of New York Mellon Corp. (The)	9,438	393,659
BlackRock, Inc.	1,782	1,085,309
Cboe Global Markets, Inc.	1,329	150,429
Charles Schwab Corp. (The)	18,872	1,192,333
CME Group, Inc.	4,498	920,741
FactSet Research Systems, Inc.	493	189,593
Franklin Resources, Inc.	3,777	88,042
Goldman Sachs Group, Inc. (The)	4,331	1,286,394
Intercontinental Exchange, Inc.	6,986	656,963
Invesco, Ltd.	4,598	74,166
MarketAxess Holdings, Inc.	519	132,869
Moody's Corp.	2,063	561,074
Morgan Stanley(2)	17,511	1,331,887
MSCI, Inc.	1,037	427,400
Nasdaq, Inc.	1,493	227,742
Northern Trust Corp.	2,650	255,672
Raymond James Financial, Inc.	2,384	213,153
S&P Global, Inc.	4,343	1,463,852
State Street Corp.	4,669	287,844
T. Rowe Price Group, Inc.	2,946	334,695
		$ 11,600,627
Chemicals — 1.7%
Air Products & Chemicals, Inc.	2,828	$ 680,077
Albemarle Corp.	1,492	311,798
Celanese Corp.	1,427	167,829
CF Industries Holdings, Inc.	2,736	234,557
Corteva, Inc.	9,275	502,149
Dow, Inc.	9,111	470,219
DuPont de Nemours, Inc.	6,543	363,660
Eastman Chemical Co.	1,646	147,761
Ecolab, Inc.	3,110	478,194
FMC Corp.	1,617	173,035
International Flavors & Fragrances, Inc.	3,247	386,783
Linde PLC	6,298	1,810,864
LyondellBasell Industries NV, Class A	3,354	293,341
Mosaic Co. (The)	4,721	222,973
PPG Industries, Inc.	2,956	337,989
Sherwin-Williams Co. (The)	2,995	670,610
		$ 7,251,839
Commercial Services & Supplies — 0.4%
Cintas Corp.	1,088	$ 406,401
Copart, Inc.(1)	2,675	290,666
Republic Services, Inc.	2,609	341,440
Security	Shares	Value
Commercial Services & Supplies (continued)
Rollins, Inc.	2,835	$ 98,998
Waste Management, Inc.	4,780	731,244
		$ 1,868,749
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	2,862	$ 268,284
Cisco Systems, Inc.	52,432	2,235,700
F5, Inc.(1)	853	130,543
Juniper Networks, Inc.	4,542	129,447
Motorola Solutions, Inc.	2,093	438,693
		$ 3,202,667
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,915	$ 240,026
		$ 240,026
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	796	$ 238,195
Vulcan Materials Co.	1,693	240,575
		$ 478,770
Consumer Finance — 0.5%
American Express Co.	7,633	$ 1,058,087
Capital One Financial Corp.	4,918	512,406
Discover Financial Services	3,674	347,487
Synchrony Financial	6,650	183,673
		$ 2,101,653
Containers & Packaging — 0.3%
Amcor PLC	19,311	$ 240,036
Avery Dennison Corp.	1,056	170,935
Ball Corp.	4,002	275,217
International Paper Co.	4,940	206,640
Packaging Corp. of America	1,173	161,287
Sealed Air Corp.	2,076	119,827
WestRock Co.	3,189	127,050
		$ 1,300,992
Distributors — 0.1%
Genuine Parts Co.	1,867	$ 248,311
LKQ Corp.	3,516	172,600
Pool Corp.	526	184,747
		$ 605,658

7
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	22,772	$ 6,217,211
		$ 6,217,211
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	89,583	$ 1,877,659
Lumen Technologies, Inc.	12,081	131,804
Verizon Communications, Inc.	52,996	2,689,547
		$ 4,699,010
Electric Utilities — 1.9%
Alliant Energy Corp.	3,139	$ 183,977
American Electric Power Co., Inc.	6,425	616,415
Constellation Energy Corp.	4,275	244,787
Duke Energy Corp.	9,634	1,032,861
Edison International	4,847	306,524
Entergy Corp.	2,564	288,809
Evergy, Inc.	2,872	187,398
Eversource Energy	4,507	380,706
Exelon Corp.	12,266	555,895
FirstEnergy Corp.	7,518	288,616
NextEra Energy, Inc.	24,582	1,904,122
NRG Energy, Inc.	3,343	127,602
Pinnacle West Capital Corp.	1,540	112,605
PPL Corp.	9,209	249,840
Southern Co. (The)	13,520	964,111
Xcel Energy, Inc.	6,815	482,229
		$ 7,926,497
Electrical Equipment — 0.5%
AMETEK, Inc.	2,889	$ 317,473
Eaton Corp. PLC	5,085	640,659
Emerson Electric Co.	7,578	602,754
Generac Holdings, Inc.(1)	805	169,517
Rockwell Automation, Inc.	1,520	302,951
		$ 2,033,354
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	7,472	$ 481,047
CDW Corp.	1,779	280,299
Corning, Inc.	9,530	300,290
Keysight Technologies, Inc.(1)	2,277	313,885
TE Connectivity, Ltd.	4,153	469,912
Teledyne Technologies, Inc.(1)	595	223,190
Trimble, Inc.(1)	3,202	186,453
Zebra Technologies Corp., Class A(1)	701	206,059
		$ 2,461,135
Security	Shares	Value
Energy Equipment & Services — 0.3%
Baker Hughes Co.	11,632	$ 335,816
Halliburton Co.	11,463	359,480
Schlumberger NV	17,903	640,211
		$ 1,335,507
Entertainment — 1.2%
Activision Blizzard, Inc.	9,939	$ 773,851
Electronic Arts, Inc.	3,588	436,480
Live Nation Entertainment, Inc.(1)	1,774	146,497
Netflix, Inc.(1)	5,559	972,102
Take-Two Interactive Software, Inc.(1)	2,042	250,206
Walt Disney Co. (The)(1)	23,005	2,171,672
Warner Bros Discovery, Inc.(1)	28,504	382,524
		$ 5,133,332
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	1,874	$ 271,786
American Tower Corp.	5,815	1,486,256
AvalonBay Communities, Inc.	1,750	339,937
Boston Properties, Inc.	1,813	161,321
Camden Property Trust	1,285	172,807
Crown Castle International Corp.	5,514	928,447
Digital Realty Trust, Inc.	3,562	462,454
Duke Realty Corp.	4,811	264,364
Equinix, Inc.	1,149	754,916
Equity Residential	4,359	314,807
Essex Property Trust, Inc.	832	217,576
Extra Space Storage, Inc.	1,755	298,561
Federal Realty OP L.P.	971	92,964
Healthpeak Properties, Inc.	6,880	178,261
Host Hotels & Resorts, Inc.	9,109	142,829
Iron Mountain, Inc.	3,944	192,033
Kimco Realty Corp.	8,523	168,500
Mid-America Apartment Communities, Inc.	1,471	256,940
Prologis, Inc.	9,263	1,089,792
Public Storage	1,946	608,456
Realty Income Corp.	7,407	505,602
Regency Centers Corp.	2,158	127,991
SBA Communications Corp.	1,349	431,747
Simon Property Group, Inc.	4,109	390,026
UDR, Inc.	3,758	173,018
Ventas, Inc.	5,125	263,579
VICI Properties, Inc.	12,050	358,969
Vornado Realty Trust	2,028	57,981
Welltower, Inc.	5,553	457,290

8
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	9,533	$ 315,733
		$ 11,484,943
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	5,596	$ 2,682,051
Kroger Co. (The)	8,209	388,532
Sysco Corp.	6,474	548,413
Walgreens Boots Alliance, Inc.	8,971	340,001
Walmart, Inc.	17,568	2,135,917
		$ 6,094,914
Food Products — 1.1%
Archer-Daniels-Midland Co.	7,138	$ 553,909
Campbell Soup Co.	2,841	136,510
Conagra Brands, Inc.	6,120	209,549
General Mills, Inc.	7,695	580,588
Hershey Co. (The)	1,827	393,097
Hormel Foods Corp.	3,699	175,185
JM Smucker Co. (The)	1,382	176,910
Kellogg Co.	3,171	226,219
Kraft Heinz Co. (The)	9,057	345,434
Lamb Weston Holdings, Inc.	1,808	129,200
McCormick & Co., Inc.	3,186	265,234
Mondelez International, Inc., Class A	17,317	1,075,212
Tyson Foods, Inc., Class A	3,648	313,947
		$ 4,580,994
Gas Utilities — 0.0%(3)
Atmos Energy Corp.	1,785	$ 200,099
		$ 200,099
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	21,910	$ 2,380,521
ABIOMED, Inc.(1)	596	147,516
Align Technology, Inc.(1)	961	227,440
Baxter International, Inc.	6,387	410,237
Becton, Dickinson and Co.	3,567	879,373
Boston Scientific Corp.(1)	18,179	677,531
Cooper Cos., Inc. (The)	663	207,599
DENTSPLY SIRONA, Inc.	3,032	108,333
DexCom, Inc.(1)	4,944	368,476
Edwards Lifesciences Corp.(1)	7,780	739,800
Hologic, Inc.(1)	3,189	220,998
IDEXX Laboratories, Inc.(1)	1,082	379,490
Intuitive Surgical, Inc.(1)	4,564	916,040
Medtronic PLC	16,787	1,506,633
Security	Shares	Value
Health Care Equipment & Supplies (continued)
ResMed, Inc.	1,831	$ 383,833
STERIS PLC	1,277	263,254
Stryker Corp.	4,283	852,017
Teleflex, Inc.	638	156,852
Zimmer Biomet Holdings, Inc.	2,665	279,985
		$ 11,105,928
Health Care Providers & Services — 3.3%
AmerisourceBergen Corp.	1,921	$ 271,783
Anthem, Inc.	3,017	1,455,944
Cardinal Health, Inc.	3,534	184,722
Centene Corp.(1)	7,444	629,837
Cigna Corp.	3,970	1,046,174
CVS Health Corp.	16,409	1,520,458
DaVita, Inc.(1)	786	62,849
HCA Healthcare, Inc.	2,847	478,467
Henry Schein, Inc.(1)	1,922	147,494
Humana, Inc.	1,583	740,955
Laboratory Corp. of America Holdings	1,188	278,420
McKesson Corp.	1,819	593,376
Molina Healthcare, Inc.(1)	745	208,309
Quest Diagnostics, Inc.	1,518	201,864
UnitedHealth Group, Inc.	11,740	6,030,016
Universal Health Services, Inc., Class B	933	93,962
		$ 13,944,630
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.(1)	508	$ 888,487
Caesars Entertainment, Inc.(1)	2,882	110,381
Carnival Corp.(1)(4)	10,821	93,602
Chipotle Mexican Grill, Inc.(1)	359	469,306
Darden Restaurants, Inc.	1,629	184,272
Domino's Pizza, Inc.	451	175,759
Expedia Group, Inc.(1)	1,930	183,022
Hilton Worldwide Holdings, Inc.	3,483	388,145
Las Vegas Sands Corp.(1)	4,722	158,612
Marriott International, Inc., Class A	3,490	474,675
McDonald's Corp.	9,334	2,304,378
MGM Resorts International	4,425	128,104
Norwegian Cruise Line Holdings, Ltd.(1)	5,240	58,269
Penn National Gaming, Inc.(1)	2,057	62,574
Royal Caribbean Cruises, Ltd.(1)	3,030	105,777
Starbucks Corp.	14,351	1,096,273
Wynn Resorts, Ltd.(1)(4)	1,413	80,513
Yum! Brands, Inc.	3,687	418,511
		$ 7,380,660

9
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.3%
D.R. Horton, Inc.	4,114	$ 272,306
Garmin, Ltd.	2,068	203,181
Lennar Corp., Class A	3,334	235,280
Mohawk Industries, Inc.(1)	700	86,863
Newell Brands, Inc.	5,171	98,456
NVR, Inc.(1)	39	156,161
PulteGroup, Inc.	3,172	125,706
Whirlpool Corp.	796	123,277
		$ 1,301,230
Household Products — 1.5%
Church & Dwight Co., Inc.	3,201	$ 296,605
Clorox Co. (The)	1,570	221,339
Colgate-Palmolive Co.	10,485	840,268
Kimberly-Clark Corp.	4,216	569,792
Procter & Gamble Co. (The)	30,283	4,354,392
		$ 6,282,396
Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	9,101	$ 191,212
		$ 191,212
Industrial Conglomerates — 0.8%
3M Co.	7,121	$ 921,529
General Electric Co.	13,773	876,927
Honeywell International, Inc.	8,518	1,480,513
		$ 3,278,969
Insurance — 2.1%
Aflac, Inc.	7,654	$ 423,496
Allstate Corp. (The)	3,441	436,078
American International Group, Inc.	9,913	506,852
Aon PLC, Class A	2,658	716,809
Arthur J. Gallagher & Co.	2,659	433,523
Assurant, Inc.	747	129,119
Brown & Brown, Inc.	3,148	183,654
Chubb, Ltd.	5,302	1,042,267
Cincinnati Financial Corp.	1,912	227,490
Everest Re Group, Ltd.	548	153,593
Globe Life, Inc.	1,226	119,498
Hartford Financial Services Group, Inc. (The)	4,272	279,517
Lincoln National Corp.	2,227	104,157
Loews Corp.	2,433	144,180
Marsh & McLennan Cos., Inc.	6,281	975,125
MetLife, Inc.	8,650	543,134
Principal Financial Group, Inc.	2,941	196,429
Security	Shares	Value
Insurance (continued)
Progressive Corp. (The)	7,455	$ 866,793
Prudential Financial, Inc.	4,692	448,931
Travelers Cos., Inc. (The)	3,077	520,413
W.R. Berkley Corp.	2,622	178,978
Willis Towers Watson PLC	1,395	275,359
		$ 8,905,395
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A(1)	3,796	$ 8,272,471
Alphabet, Inc., Class C(1)	3,482	7,616,701
Match Group, Inc.(1)	3,728	259,804
Meta Platforms, Inc., Class A(1)	28,934	4,665,607
Twitter, Inc.(1)	9,545	356,888
		$ 21,171,471
Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(1)	110,515	$ 11,737,798
eBay, Inc.	7,005	291,898
Etsy, Inc.(1)	1,617	118,381
		$ 12,148,077
IT Services — 4.2%
Accenture PLC, Class A	7,996	$ 2,220,089
Akamai Technologies, Inc.(1)	2,073	189,327
Automatic Data Processing, Inc.	5,227	1,097,879
Broadridge Financial Solutions, Inc.	1,467	209,121
Cognizant Technology Solutions Corp., Class A	6,701	452,251
DXC Technology Co.(1)	3,481	105,509
EPAM Systems, Inc.(1)	715	210,768
Fidelity National Information Services, Inc.	7,768	712,093
Fiserv, Inc.(1)	7,280	647,702
FleetCor Technologies, Inc.(1)	1,036	217,674
Gartner, Inc.(1)	1,049	253,680
Global Payments, Inc.	3,633	401,955
International Business Machines Corp.	11,255	1,589,093
Jack Henry & Associates, Inc.	929	167,239
Mastercard, Inc., Class A	10,831	3,416,964
Paychex, Inc.	4,021	457,871
PayPal Holdings, Inc.(1)	14,491	1,012,051
VeriSign, Inc.(1)	1,267	212,007
Visa, Inc., Class A	20,753	4,086,058
		$ 17,659,331
Leisure Products — 0.0%(3)
Hasbro, Inc.	1,748	$ 143,126
		$ 143,126

10
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	3,832	$ 455,127
Bio-Rad Laboratories, Inc., Class A(1)	289	143,055
Bio-Techne Corp.	530	183,719
Charles River Laboratories International, Inc.(1)	644	137,797
Danaher Corp.	8,097	2,052,751
Illumina, Inc.(1)	1,994	367,614
IQVIA Holdings, Inc.(1)	2,369	514,049
Mettler-Toledo International, Inc.(1)	293	336,590
PerkinElmer, Inc.	1,654	235,232
Thermo Fisher Scientific, Inc.	4,898	2,660,985
Waters Corp.(1)	754	249,559
West Pharmaceutical Services, Inc.	945	285,740
		$ 7,622,218
Machinery — 1.5%
Caterpillar, Inc.	6,674	$ 1,193,044
Cummins, Inc.	1,817	351,644
Deere & Co.	3,493	1,046,049
Dover Corp.	1,888	229,052
Fortive Corp.	4,574	248,734
IDEX Corp.	970	176,181
Illinois Tool Works, Inc.	3,546	646,259
Ingersoll Rand, Inc.	5,080	213,766
Nordson Corp.	700	141,708
Otis Worldwide Corp.	5,421	383,102
PACCAR, Inc.	4,351	358,261
Parker-Hannifin Corp.	1,606	395,156
Pentair PLC	2,169	99,275
Snap-on, Inc.	668	131,616
Stanley Black & Decker, Inc.	1,889	198,081
Westinghouse Air Brake Technologies Corp.	2,457	201,671
Xylem, Inc.	2,300	179,814
		$ 6,193,413
Media — 0.9%
Charter Communications, Inc., Class A(1)	1,460	$ 684,054
Comcast Corp., Class A	56,462	2,215,569
DISH Network Corp., Class A(1)	3,394	60,854
Fox Corp., Class A	4,232	136,101
Fox Corp., Class B	1,942	57,677
Interpublic Group of Cos., Inc. (The)	5,374	147,946
News Corp., Class A	5,344	83,260
News Corp., Class B	2,023	32,146
Omnicom Group, Inc.	2,787	177,281
Paramount Global, Class B(4)	7,740	191,023
		$ 3,785,911
Security	Shares	Value
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	18,135	$ 530,630
Newmont Corp.	9,931	592,583
Nucor Corp.	3,329	347,581
		$ 1,470,794
Multiline Retail — 0.5%
Dollar General Corp.	2,863	$ 702,695
Dollar Tree, Inc.(1)	2,817	439,029
Target Corp.	5,786	817,157
		$ 1,958,881
Multi-Utilities — 0.9%
Ameren Corp.	3,377	$ 305,146
CenterPoint Energy, Inc.	8,244	243,858
CMS Energy Corp.	3,798	256,365
Consolidated Edison, Inc.	4,433	421,578
Dominion Energy, Inc.	10,333	824,677
DTE Energy Co.	2,472	313,326
NiSource, Inc.	5,358	158,007
Public Service Enterprise Group, Inc.	6,247	395,310
Sempra Energy	3,933	591,012
WEC Energy Group, Inc.	3,947	397,226
		$ 3,906,505
Oil, Gas & Consumable Fuels — 3.8%
APA Corp.	4,232	$ 147,697
Chevron Corp.	24,776	3,587,069
ConocoPhillips	16,185	1,453,575
Coterra Energy, Inc.	10,379	267,674
Devon Energy Corp.	7,681	423,300
Diamondback Energy, Inc.	2,088	252,961
EOG Resources, Inc.	7,329	809,415
Exxon Mobil Corp.	53,163	4,552,879
Hess Corp.	3,517	372,591
Kinder Morgan, Inc.	24,401	408,961
Marathon Oil Corp.	8,856	199,083
Marathon Petroleum Corp.	6,770	556,562
Occidental Petroleum Corp.	11,319	666,463
ONEOK, Inc.	5,846	324,453
Phillips 66	5,968	489,316
Pioneer Natural Resources Co.	2,816	628,193
Valero Energy Corp.	5,107	542,772
Williams Cos., Inc. (The)	15,241	475,672
		$ 16,158,636

11
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,965	$ 755,097
		$ 755,097
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	26,642	$ 2,051,434
Catalent, Inc.(1)	2,327	249,664
Eli Lilly & Co.	9,868	3,199,502
Johnson & Johnson	33,192	5,891,912
Merck & Co., Inc.	31,644	2,884,983
Organon & Co.	3,526	119,003
Pfizer, Inc.	70,211	3,681,163
Viatris, Inc.	16,511	172,870
Zoetis, Inc.	5,889	1,012,260
		$ 19,262,791
Professional Services — 0.3%
Equifax, Inc.	1,599	$ 292,265
Jacobs Engineering Group, Inc.	1,648	209,510
Leidos Holdings, Inc.	1,790	180,271
Nielsen Holdings PLC	4,897	113,708
Robert Half International, Inc.	1,459	109,265
Verisk Analytics, Inc.	1,976	342,026
		$ 1,247,045
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	4,090	$ 301,065
		$ 301,065
Road & Rail — 0.9%
CSX Corp.	27,207	$ 790,635
J.B. Hunt Transport Services, Inc.	1,101	173,374
Norfolk Southern Corp.	2,982	677,779
Old Dominion Freight Line, Inc.	1,149	294,466
Union Pacific Corp.	7,859	1,676,168
		$ 3,612,422
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.(1)	20,278	$ 1,550,659
Analog Devices, Inc.	6,548	956,597
Applied Materials, Inc.	11,054	1,005,693
Broadcom, Inc.	5,153	2,503,379
Enphase Energy, Inc.(1)	1,769	345,380
Intel Corp.	51,167	1,914,158
KLA Corp.	1,867	595,722
Lam Research Corp.	1,736	739,796
Microchip Technology, Inc.	7,093	411,961
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	13,973	$ 772,427
Monolithic Power Systems, Inc.	581	223,127
NVIDIA Corp.	31,573	4,786,151
NXP Semiconductors NV	3,286	486,427
ON Semiconductor Corp.(1)	5,437	273,535
Qorvo, Inc.(1)	1,383	130,445
QUALCOMM, Inc.	14,015	1,790,276
Skyworks Solutions, Inc.	2,165	200,566
SolarEdge Technologies, Inc.(1)	689	188,566
Teradyne, Inc.	2,079	186,174
Texas Instruments, Inc.	11,539	1,772,967
		$ 20,834,006
Software — 8.6%
Adobe, Inc.(1)	5,913	$ 2,164,513
ANSYS, Inc.(1)	1,144	273,748
Autodesk, Inc.(1)	2,806	482,520
Cadence Design Systems, Inc.(1)	3,536	530,506
Ceridian HCM Holding, Inc.(1)	1,816	85,497
Citrix Systems, Inc.	1,702	165,383
Fortinet, Inc.(1)	8,335	471,594
Intuit, Inc.	3,539	1,364,072
Microsoft Corp.	94,401	24,245,009
NortonLifeLock, Inc.	7,922	173,967
Oracle Corp.	19,699	1,376,369
Paycom Software, Inc.(1)	614	171,994
PTC, Inc.(1)	1,317	140,050
Roper Technologies, Inc.	1,346	531,199
Salesforce, Inc.(1)	12,547	2,070,757
ServiceNow, Inc.(1)	2,508	1,192,604
Synopsys, Inc.(1)	1,916	581,889
Tyler Technologies, Inc.(1)	550	182,864
		$ 36,204,535
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	795	$ 137,606
AutoZone, Inc.(1)	248	532,982
Bath & Body Works, Inc.	3,288	88,513
Best Buy Co., Inc.	2,534	165,191
CarMax, Inc.(1)	2,125	192,270
Home Depot, Inc. (The)	13,036	3,575,384
Lowe's Cos., Inc.	8,273	1,445,045
O'Reilly Automotive, Inc.(1)	822	519,307
Ross Stores, Inc.	4,397	308,801
TJX Cos., Inc. (The)	14,696	820,772
Tractor Supply Co.	1,400	271,390

12
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc.(1)	690	$ 265,981
		$ 8,323,242
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	194,044	$ 26,529,696
Hewlett Packard Enterprise Co.	17,148	227,383
HP, Inc.	13,181	432,073
NetApp, Inc.	2,932	191,284
Seagate Technology Holdings PLC	2,569	183,529
Western Digital Corp.(1)	4,186	187,658
		$ 27,751,623
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	15,876	$ 1,622,527
PVH Corp.	1,085	61,737
Ralph Lauren Corp.	671	60,155
Tapestry, Inc.	3,368	102,791
VF Corp.	4,118	181,892
		$ 2,029,102
Tobacco — 0.7%
Altria Group, Inc.	22,656	$ 946,341
Philip Morris International, Inc.	19,577	1,933,033
		$ 2,879,374
Trading Companies & Distributors — 0.2%
Fastenal Co.	7,203	$ 359,574
United Rentals, Inc.(1)	949	230,521
W.W. Grainger, Inc.	567	257,662
		$ 847,757
Water Utilities — 0.1%
American Water Works Co., Inc.	2,380	$ 354,073
		$ 354,073
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	7,490	$ 1,007,705
		$ 1,007,705
Total Common Stocks (identified cost $148,546,057)		$403,028,212

Exchange-Traded Funds — 0.8%

Security	Shares	Value
Equity Funds — 0.8%
SPDR S&P 500 ETF Trust(4)	9,000	$ 3,395,250
Total Exchange-Traded Funds (identified cost $4,000,770)		$ 3,395,250

Short-Term Investments — 4.5%
Affiliated Fund — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(5)	14,129,237	$ 14,129,237
Total Affiliated Fund (identified cost $14,129,237)		$ 14,129,237
Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(6)	3,654,377	$ 3,654,377
Total Securities Lending Collateral (identified cost $3,654,377)		$ 3,654,377
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 1/26/23(7)	$1,000	$ 985,892
Total U.S. Treasury Obligations (identified cost $995,686)		$ 985,892
Total Short-Term Investments (identified cost $18,779,300)		$ 18,769,506
Total Investments — 101.0% (identified cost $171,326,127)		$425,192,968
Other Assets, Less Liabilities — (1.0)%		$ (4,180,560)
Net Assets — 100.0%		$ 421,012,408

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that is deemed to be an affiliate (see Note 10).
(3)	Amount is less than 0.05%.

13
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

(4)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $3,722,713.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(6)	Represents investment of cash collateral received in connection with securities lending.
(7)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	74	Long	9/16/22	$14,021,150	$ 296,855
					$296,855
14
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $156,814,464) - including $3,722,713 of securities on loan	$ 409,731,844
Investments in securities of affiliated issuers, at value (identified cost $14,511,663)	15,461,124
Receivable for capital shares sold	190,456
Dividends receivable	336,031
Dividends receivable - affiliated	7,439
Securities lending income receivable	533
Receivable from affiliate	120,193
Directors' deferred compensation plan	219,200
Total assets	$426,066,820
Liabilities
Payable for variation margin on open futures contracts	$ 117,446
Due to custodian	702,997
Payable for investments purchased	138,703
Payable for capital shares redeemed	3,172
Deposits for securities loaned	3,654,377
Payable to affiliates:
Investment advisory fee	63,479
Administrative fee	42,919
Sub-transfer agency fee	267
Directors' deferred compensation plan	219,200
Accrued expenses	111,852
Total liabilities	$ 5,054,412
Net Assets	$421,012,408
Sources of Net Assets
Paid-in capital	$ 115,508,771
Distributable earnings	305,503,637
Net Assets	$421,012,408

Net Assets	$ 421,012,408
Shares Outstanding	2,631,894
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 159.97
15
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $872)	$ 3,634,605
Dividend income - affiliated issuers	39,759
Interest income	3,142
Securities lending income, net	1,710
Total investment income	$ 3,679,216
Expenses
Investment advisory fee	$ 432,794
Administrative fee	288,529
Directors' fees and expenses	11,212
Custodian fees	7,117
Transfer agency fees and expenses	185,286
Accounting fees	54,552
Professional fees	20,506
Reports to shareholders	368
Miscellaneous	46,571
Total expenses	$ 1,046,935
Waiver and/or reimbursement of expenses by affiliate	$ (375,492)
Net expenses	$ 671,443
Net investment income	$ 3,007,773
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 13,206,964
Investment securities - affiliated issuers	75,953
Futures contracts	(1,691,170)
Net realized gain	$ 11,591,747
Change in unrealized appreciation (depreciation):
Investment securities	$ (121,644,420)
Investment securities - affiliated issuers	(478,473)
Futures contracts	(59,375)
Net change in unrealized appreciation (depreciation)	$(122,182,268)
Net realized and unrealized loss	$(110,590,521)
Net decrease in net assets from operations	$(107,582,748)
16
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,007,773	$ 5,738,067
Net realized gain	11,591,747	34,402,857
Net change in unrealized appreciation (depreciation)	(122,182,268)	88,104,845
Net increase (decrease) in net assets from operations	$(107,582,748)	$128,245,769
Distributions to shareholders	$ —	$ (31,368,176)
Net decrease in net assets from capital share transactions	$ (20,135,362)	$ (28,198,932)
Net increase (decrease) in net assets	$(127,718,110)	$ 68,678,661
Net Assets
At beginning of period	$ 548,730,518	$ 480,051,857
At end of period	$ 421,012,408	$548,730,518
17
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Financial Highlights

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 200.13	$ 165.98	$ 147.79	$ 123.19	$ 141.18	$ 122.44
Income (Loss) From Operations
Net investment income(1)	$ 1.12	$ 2.08	$ 2.31	$ 2.43	$ 2.39	$ 2.30
Net realized and unrealized gain (loss)	(41.28)	43.96	23.51	34.42	(7.33)	23.60
Total income (loss) from operations	$ (40.16)	$ 46.04	$ 25.82	$ 36.85	$ (4.94)	$ 25.90
Less Distributions
From net investment income	$ —	$ (2.56)	$ (2.57)	$ (2.63)	$ (2.84)	$ (1.99)
From net realized gain	—	(9.33)	(5.06)	(9.62)	(10.21)	(5.17)
Total distributions	$ —	$ (11.89)	$ (7.63)	$ (12.25)	$ (13.05)	$ (7.16)
Net asset value — End of period	$ 159.97	$ 200.13	$ 165.98	$ 147.79	$ 123.19	$ 141.18
Total Return(2)	(20.07)% (3)	28.42%	18.11%	31.16%	(4.74)%	21.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$421,012	$548,731	$480,052	$459,202	$391,342	$515,105
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.44% (5)	0.43%	0.43%	0.38%	0.39%	0.40%
Net expenses	0.28% (5)(6)	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	1.25% (5)	1.11%	1.58%	1.72%	1.68%	1.72%
Portfolio Turnover	2% (3)	6%	10%	6%	7%	5%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
18
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP S&P 500® Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
19

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 403,028,212(1)	$ —	$ —	$ 403,028,212
Exchange-Traded Funds	3,395,250	—	—	3,395,250
Short-Term Investments:
Affiliated Fund	14,129,237	—	—	14,129,237
Securities Lending Collateral	3,654,377	—	—	3,654,377
U.S. Treasury Obligations	—	985,892	—	985,892
Total Investments	$424,207,076	$985,892	$ —	$425,192,968
Futures Contracts	$ 296,855	$ —	$ —	$ 296,855
Total	$424,503,931	$985,892	$ —	$425,489,823

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
20

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.18% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2022, the investment advisory fee amounted to $432,794.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment advisory fee paid was reduced by $1,810 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by CRM. CRM did not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.28% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023. For the six months ended June 30, 2022, CRM waived or reimbursed expenses of $373,682.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2022, CRM was paid administrative fees of $288,529.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $291 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2022, expenses incurred under the Servicing Plan amounted to $184,597, of which $161,596 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2022 are amounts payable to an affiliate of AIP under the Servicing Plan of $25,608.
4  Investment Activity
During the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $9,833,306 and $31,916,888, respectively.
21

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$174,091,238
Gross unrealized appreciation	$ 259,777,344
Gross unrealized depreciation	(8,378,759)
Net unrealized appreciation	$251,398,585
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2022 is included in the Schedule of Investments.
During the six months ended June 30, 2022, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$296,855 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2022 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (1,691,170)	$ (59,375)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2022 was approximately $10,029,000.
7  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. At June 30, 2022, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $702,997. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2022. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2022. The Fund’s average overdraft advances during the six months ended June 30, 2022 were not significant.
22

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

8  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with SSBT, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2022, the total value of securities on loan was $3,722,713 and the total value of collateral received was $3,835,010, comprised of cash of $3,654,377 and U.S. government and/or agencies securities of $180,633.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 197,297	$ —	$ —	$ —	$ 197,297
Exchange-Traded Funds	3,457,080	—	—	—	3,457,080
Total	$3,654,377	$ —	$ —	$ —	$3,654,377
The carrying amount of the liability for deposits for securities loaned at June 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2022.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2022.
23

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

10  Affiliated Issuers and Funds
At June 30, 2022, the value of the Fund’s investment in affiliated issuers and funds was $15,461,124, which represents 3.7% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Morgan Stanley	$ 1,847,273	$ —	$ (111,438)	$ 74,525	$ (478,473)	$ 1,331,887	$ 25,832	17,511
Short-Term Investments
Cash Reserves Fund	10,524,218	16,619,644	(27,145,290)	1,428	—	—	2,100	—
Liquidity Fund	—	28,624,755	(14,495,518)	—	—	14,129,237	11,827	14,129,237
Total				$75,953	$(478,473)	$15,461,124	$39,759
11  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 30,000,000 common shares, $0.10 par value.
Transactions in capital shares for the six months ended June 30, 2022 and the year ended December 31, 2021 were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Shares sold	51,132	$ 9,226,978	99,582	$ 18,668,371
Reinvestment of distributions	—	—	171,608	31,368,176
Shares redeemed	(161,139)	(29,362,340)	(421,537)	(78,235,479)
Net decrease	(110,007)	$(20,135,362)	(150,347)	$(28,198,932)
At June 30, 2022, separate accounts of an insurance company that is an affiliate of AIP owned 91.6% of the value of the outstanding shares of the Fund.
12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
24

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a video conference meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 14, 2022, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period. The meeting was held by video conference due to circumstances related to current or potential effects of COVID-19 pursuant to temporary exemptive relief issued by the Securities and Exchange Commission.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
25

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP S&P 500 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2021. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended
26

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

December 31, 2021, while it had underperformed the index the Fund is designed to track for the one-, three- and five-year periods ended December 31, 2021. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
27

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 14, 2022, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
28

Calvert
VP S&P 500® Index Portfolio
June 30, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
29

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

30

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
32

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24222     6.30.22

Calvert
VP Volatility Managed Moderate Portfolio
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2022
Calvert
VP Volatility Managed Moderate Portfolio

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Performance

Portfolio Manager(s) Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.; Thomas B. Lee, CFA and Christopher Haskamp, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	(13.17)%	(9.55)%	3.29%	4.00%

S&P Global LargeMidCap Managed Risk Index - Conservative	—	—	(13.18)%	(10.70)%	3.54%	3.98%
Moderate Portfolio Blended Benchmark	—	—	(14.96)	(11.65)	4.90	5.47

% Total Annual Operating Expense Ratios[3]	Class F
Gross	0.97%
Net	0.87
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)*
iShares Core U.S. Aggregate Bond ETF	22.8%
Vanguard Total Bond Market ETF	22.7
Vanguard S&P 500 ETF	19.7
Vanguard FTSE Developed Markets ETF	8.7
iShares S&P 500 Growth ETF	6.7
iShares S&P 500 Value ETF	4.5
Vanguard FTSE Emerging Markets ETF	2.0
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.9
Vanguard Real Estate ETF	1.9
iShares Russell 2000 ETF	1.7
Total	92.6%

*	Excludes cash and cash equivalents.

3

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Endnotes and Additional Disclosures

[1]	S&P Global LargeMidCap Managed Risk Index - Conservative is an unmanaged index designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed 50% allocation to the underlying bond index. The index has a risk management overlay that seeks to limit the index volatility to 8%, and includes a synthetic put position to reduce downside risk. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Moderate Portfolio Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 48% Bloomberg U.S. Aggregate Bond Index, 36% Russell 3000® Index, 10% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 2% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

4

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class F	$1,000.00	$ 868.30	$3.75 **	0.81%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.78	$4.06 **	0.81%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans. Expenses do not include fees and expenses incurred indirectly from investment in exchange-traded funds (the Underlying Funds).
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 94.3%

Security	Shares	Value
Equity Funds — 46.9%
iShares Core S&P Mid-Cap ETF	3,000	$ 678,690
iShares Russell 2000 ETF	9,000	1,524,240
iShares S&P 500 Growth ETF	98,000	5,914,300
iShares S&P 500 Value ETF	29,000	3,986,340
Technology Select Sector SPDR Fund	6,000	762,720
Vanguard FTSE Developed Markets ETF(1)	188,000	7,670,400
Vanguard FTSE Emerging Markets ETF	43,000	1,790,950
Vanguard Real Estate ETF(1)	18,000	1,639,980
Vanguard S&P 500 ETF	50,000	17,344,000
		$41,311,620
Fixed-Income Funds — 47.4%
iShares Core U.S. Aggregate Bond ETF	198,000	$ 20,132,640
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,000	1,650,450
Vanguard Total Bond Market ETF	266,000	20,019,160
		$41,802,250
Total Exchange-Traded Funds (identified cost $72,820,932)		$83,113,870

Short-Term Investments — 13.1%
Affiliated Fund — 4.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(2)	3,694,071	$ 3,694,071
Total Affiliated Fund (identified cost $3,694,071)		$ 3,694,071
Securities Lending Collateral — 8.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(3)	7,817,040	$ 7,817,040
Total Securities Lending Collateral (identified cost $7,817,040)		$ 7,817,040
Total Short-Term Investments (identified cost $11,511,111)		$11,511,111
Total Investments — 107.4% (identified cost $84,332,043)		$94,624,981
Other Assets, Less Liabilities — (7.4)%		$ (6,486,258)
Net Assets — 100.0%		$ 88,138,723

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $9,217,276.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(3)	Represents investment of cash collateral received in connection with securities lending.

6
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	(73)	Short	9/16/22	$(13,831,675)	$(137,524)
E-mini S&P MidCap 400 Index	(12)	Short	9/16/22	(2,721,600)	122,782
MSCI EAFE Index	(49)	Short	9/16/22	(4,548,670)	5,322
					$ (9,420)
7
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $80,637,972) - including $9,217,276 of securities on loan	$ 90,930,910
Investments in securities of affiliated issuers, at value (identified cost $3,694,071)	3,694,071
Receivable for variation margin on open futures contracts	165,279
Deposits at broker for futures contracts	1,168,000
Dividends receivable	71,605
Dividends receivable - affiliated	3,339
Securities lending income receivable	1,658
Receivable from affiliate	18,538
Directors' deferred compensation plan	53,851
Total assets	$96,107,251
Liabilities
Payable for capital shares redeemed	$ 20,935
Deposits for securities loaned	7,817,040
Payable to affiliates:
Investment advisory fee	29,005
Administrative fee	8,834
Distribution and service fees	18,405
Sub-transfer agency fee	42
Directors' deferred compensation plan	53,851
Accrued expenses	20,416
Total liabilities	$ 7,968,528
Net Assets	$88,138,723
Sources of Net Assets
Paid-in capital	$ 71,906,306
Distributable earnings	16,232,417
Net Assets	$88,138,723
Class F Shares
Net Assets	$ 88,138,723
Shares Outstanding	4,880,216
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.06
8
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income	$ 758,381
Dividend income - affiliated issuers	7,155
Securities lending income, net	9,101
Total investment income	$ 774,637
Expenses
Investment advisory fee	$ 195,201
Administrative fee	58,561
Distribution and service fees	122,001
Directors' fees and expenses	2,339
Custodian fees	2,197
Transfer agency fees and expenses	35,647
Accounting fees	11,176
Professional fees	16,171
Reports to shareholders	1,139
Miscellaneous	3,239
Total expenses	$ 447,671
Waiver and/or reimbursement of expenses by affiliate	$ (53,285)
Net expenses	$ 394,386
Net investment income	$ 380,251
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 687,245
Investment securities - affiliated issuers	183
Futures contracts	1,754,918
Capital gains distributions received	16,426
Net realized gain	$ 2,458,772
Change in unrealized appreciation (depreciation):
Investment securities	$ (16,846,588)
Investment securities - affiliated issuers	(46)
Futures contracts	(102,237)
Net change in unrealized appreciation (depreciation)	$(16,948,871)
Net realized and unrealized loss	$(14,490,099)
Net decrease in net assets from operations	$(14,109,848)
9
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 380,251	$ 949,903
Net realized gain	2,458,772	4,547,252
Net change in unrealized appreciation (depreciation)	(16,948,871)	5,156,015
Net increase (decrease) in net assets from operations	$ (14,109,848)	$ 10,653,170
Distributions to shareholders	$ —	$ (1,151,612)
Net decrease in net assets from capital share transactions	$ (8,285,261)	$ (8,173,688)
Net increase (decrease) in net assets	$ (22,395,109)	$ 1,327,870
Net Assets
At beginning of period	$110,533,832	$ 109,205,962
At end of period	$ 88,138,723	$110,533,832
10
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Financial Highlights

	Class F
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 20.80	$ 19.10	$ 18.86	$ 16.49	$ 18.18	$ 16.52
Income (Loss) From Operations
Net investment income(1)	$ 0.07	$ 0.17	$ 0.20	$ 0.29	$ 0.27	$ 0.23
Net realized and unrealized gain (loss)	(2.81)	1.74	0.77	2.49	(1.26)	1.77
Total income (loss) from operations	$ (2.74)	$ 1.91	$ 0.97	$ 2.78	$ (0.99)	$ 2.00
Less Distributions
From net investment income	$ —	$ (0.21)	$ (0.32)	$ (0.28)	$ (0.25)	$ (0.23)
From net realized gain	—	—	(0.41)	(0.13)	(0.45)	(0.11)
Total distributions	$ —	$ (0.21)	$ (0.73)	$ (0.41)	$ (0.70)	$ (0.34)
Net asset value — End of period	$ 18.06	$ 20.80	$ 19.10	$ 18.86	$ 16.49	$ 18.18
Total Return(2)	(13.17)% (3)	10.06%	5.28%	17.02%	(5.73)%	12.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$88,139	$110,534	$109,206	$110,131	$103,205	$118,478
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.92% (6)	0.91%	0.93%	0.90%	0.89%	0.89%
Net expenses	0.81% (6)(7)	0.81%	0.83%	0.83%	0.83%	0.83%
Net investment income	0.78% (6)	0.86%	1.10%	1.63%	1.51%	1.33%
Portfolio Turnover	9% (3)	7%	15%	6%	11%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	The investment adviser reduced a portion of its advisory fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
11
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Volatility Managed Moderate Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue current income and modest growth potential consistent with preservation of capital, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
12

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 83,113,870	$ —	$ —	$ 83,113,870
Short-Term Investments:
Affiliated Fund	3,694,071	—	—	3,694,071
Securities Lending Collateral	7,817,040	—	—	7,817,040
Total Investments	$94,624,981	$ —	$ —	$94,624,981
Futures Contracts	$ 128,104	$ —	$ —	$ 128,104
Total	$94,753,085	$ —	$ —	$94,753,085
Liability Description
Futures Contracts	$ (137,524)	$ —	$ —	$ (137,524)
Total	$ (137,524)	$ —	$ —	$ (137,524)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and short-term investments are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
13

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

H  Interim Financial Statements— The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2022, the investment advisory fee amounted to $195,201.
Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and, effective January 1, 2022, Parametric Portfolio Associates LLC (Parametric). AIP is responsible for selecting the Exchange-Traded Funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment advisory fee paid was reduced by $930 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by CRM. CRM did not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023. For the six months ended June 30, 2022, CRM waived or reimbursed expenses of $52,355.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2022, CRM was paid administrative fees of $58,561.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2022 amounted to $122,001 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $44 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2022, expenses incurred under the Servicing Plan amounted to $35,528, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2022 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,663.
14

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

4  Investment Activity
During the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $8,531,584 and $13,021,871, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$84,866,919
Gross unrealized appreciation	$ 13,530,441
Gross unrealized depreciation	(3,781,799)
Net unrealized appreciation	$ 9,748,642
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2022 is included in the Schedule of Investments. During the six months ended June 30, 2022, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$128,104 (1)	$(137,524) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2022 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 1,754,918	$ (102,237)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2022 was approximately $1,351,000 and $10,057,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
15

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2022, the total value of securities on loan was $9,217,276 and the total value of collateral received was $9,490,770, comprised of cash of $7,817,040 and U.S. government and/or agencies securities of $1,673,730.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$7,817,040	$ —	$ —	$ —	$7,817,040
The carrying amount of the liability for deposits for securities loaned at June 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2022.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2022.
9  Affiliated Funds
At June 30, 2022, the value of the Fund’s investment in affiliated funds was $3,694,071, which represents 4.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$6,641,920	$ 7,803,836	$(14,445,893)	$ 183	$ (46)	$ —	$ 1,438	—
Liquidity Fund	—	14,362,100	(10,668,029)	—	—	3,694,071	5,717	3,694,071
Total				$ 183	$ (46)	$3,694,071	$7,155
16

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares for the six months ended June 30, 2022 and the year ended December 31, 2021 were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class F
Shares sold	21,837	$ 426,942	100,167	$ 1,981,937
Reinvestment of distributions	—	—	57,494	1,151,612
Shares redeemed	(456,132)	(8,712,203)	(562,233)	(11,307,237)
Net decrease	(434,295)	$(8,285,261)	(404,572)	$ (8,173,688)
At June 30, 2022, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
17

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a video conference meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 14, 2022, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period. The meeting was held by video conference due to circumstances related to current or potential effects of COVID-19 pursuant to temporary exemptive relief issued by the Securities and Exchange Commission.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
18

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Moderate Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2021. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2021. The data also indicated that the Fund had outperformed its benchmark index for the one- and three-year periods ended December 31, 2021, while it had underperformed its benchmark index for the five-year period ended December 31, 2021. The performance data also indicated that the Fund had outperformed its blended benchmark for the one-year period ended December 31, 2021, while it had underperformed its blended benchmark for the three- and five-year periods ended December 31, 2021. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
19

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were above the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
20

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Approval of Investment Sub-Advisory Agreements
The Investment Company Act of 1940, as amended, provides, in substance, that the entering into of an investment advisory agreement between a fund and its investment adviser must be approved by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Board of Directors ( “Board”) of Calvert Variable Products, Inc. held on December 7, 2021, the Board, including a majority of the Independent Directors, voted to initially approve the investment sub-advisory agreements for each of the Calvert VP Volatility Managed Growth Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio and Calvert VP Volatility Managed Moderate Portfolio (each a “Fund” and together, the “Funds”) between Calvert Research and Management (“CRM” or the “Adviser”) and Parametric Portfolio Associates, LLC (“Parametric” or the “Sub-Adviser”). Representatives of the Adviser explained that they were recommending approval of the investment sub-advisory agreements between CRM and Parametric so that Parametric can continue to comply with certain regulatory requirements.
In evaluating the investment sub-advisory agreements for the Funds, the Adviser provided the Board with a variety of materials to assist with the Board’s consideration of the investment sub-advisory agreements between CRM and Parametric. The Board also took into account certain materials provided to the Board at prior meetings. The materials provided to the Board included information concerning, among other data: (1) the nature, extent and quality of services to be provided by Parametric to the Funds, including the investment personnel who would be providing such services; (2) Parametric’s proposed compensation; (3) the performance of the Funds; and (4) the terms of the investment sub-advisory agreements.
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the initial approval of the investment sub-advisory agreements for the Funds. Prior to voting, the Independent Directors reviewed the initial approval of the Funds’ investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the initial approval of the investment sub-advisory agreements with Parametric, including the fees payable under each agreement, is in the best interests of the Funds’ shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the investment sub-advisory agreements with Parametric.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services to be provided by the Sub-Adviser under the investment sub-advisory agreements, the Board took into account information relating to the Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and periodic reports by the Funds’ Chief Compliance Officer regarding the Sub-Adviser’s compliance program and code of ethics. The Board also took into consideration its familiarity with the Sub-Adviser and the individuals at the Sub-Adviser who would continue to have responsibility for the day-to-day management of the Funds’ volatility overlay through Board meetings, discussions and other reports. The Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreements and the portfolio managers’ experience in managing the Funds’ volatility overlay. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Funds by the Sub-Adviser under the investment sub-advisory agreements.
Fund Performance
In considering the Funds’ performance, the Board noted that it reviewed on a quarterly basis detailed information about the Funds’ performance results, portfolio composition and investment strategies. The Board took into account the impact of the Funds’ design on their investment performance relative to their respective benchmarks and peer groups. The Board members also took into consideration that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change as a result of the entering into of investment sub-advisory agreements with the Sub-Adviser. Based upon its review, the Board concluded that the Funds’ relative performance was satisfactory.
Sub-Advisory Fees
In considering the sub-advisory fees to be paid to Parametric, the Board noted that each Fund would continue to pay an advisory fee to the Adviser, that that advisory fee would not be change as a result of the entering into of an investment sub-advisory agreement with Parametric and that the Adviser would pay a sub-advisory fee to Parametric out of the advisory fee it received from the Fund. The Board also took into account that no changes were proposed to the expense limitations currently in place for the Funds. The Board further considered the proposed sub-advisory fee to be paid to Parametric relative to the sub-advisory fees paid to the Funds’ other sub-adviser and the fees paid to a previous sub-adviser to the Funds. Based upon its review, the Board concluded that the sub-advisory fees to be paid by CRM to Parametric were reasonable in view of the nature, extent and quality of services to be provided by Parametric.
21

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the profitability of the Funds to the Adviser and its affiliates, which included the Sub-Adviser. In reviewing the profitability of the Funds to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided a variety of services to the Funds for which they received compensation. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Funds. Because the Adviser would pay the Sub-Adviser’s sub-advisory fees out of its advisory fees, the profitability of the Funds to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the approval of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Funds was reasonable.
Economies of Scale
The Board considered the effect of each Fund’s current size and its potential growth on its performance and fees. Because the Adviser would pay the Sub-Adviser’s sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Funds to be a material factor in the Board’s deliberations concerning the approval of the investment sub-advisory agreements with Parametric. The Board noted that if each Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
22

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 14, 2022, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
23

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
24

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

25

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
27

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24234     6.30.22

Calvert
VP Volatility Managed Moderate Growth Portfolio
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2022
Calvert
VP Volatility Managed Moderate Growth Portfolio

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Performance

Portfolio Manager(s) Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.; Thomas B. Lee, CFA and Christopher Haskamp, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	(13.87)%	(9.38)%	3.79%	4.47%

S&P Global LargeMidCap Managed Risk Index - Moderate Conservative	—	—	(14.12)%	(11.18)%	4.02%	4.40%
Moderate Growth Portfolio Blended Benchmark	—	—	(16.51)	(12.24)	6.05	6.68

% Total Annual Operating Expense Ratios[3]	Class F
Gross	0.99%
Net	0.88
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)*
Vanguard S&P 500 ETF	20.4%
iShares Core U.S. Aggregate Bond ETF	16.0
Vanguard Total Bond Market ETF	13.4
Vanguard FTSE Developed Markets ETF	11.5
iShares S&P 500 Growth ETF	11.1
iShares S&P 500 Value ETF	8.8
Vanguard Real Estate ETF	2.9
Vanguard FTSE Emerging Markets ETF	2.5
iShares Russell 2000 ETF	2.3
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5
Total	90.4%

*	Excludes cash and cash equivalents.

3

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Endnotes and Additional Disclosures

[1]	S&P Global LargeMidCap Managed Risk Index - Moderate Conservative is an unmanaged index designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed 40% allocation to the underlying bond index. The index has a risk management overlay that seeks to limit the index volatility to 10%, and includes a synthetic put position to reduce downside risk. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Moderate Growth Portfolio Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 47% Russell 3000® Index, 33% Bloombeg U.S. Aggregate Bond Index, 13% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 3% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

4

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class F	$1,000.00	$ 861.30	$3.74 **	0.81%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.78	$4.06 **	0.81%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans. Expenses do not include fees and expenses incurred indirectly from investment in exchange-traded funds (the Underlying Funds).
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 93.0%

Security	Shares	Value
Equity Funds — 62.1%
iShares Core S&P Mid-Cap ETF	4,000	$ 904,920
iShares Russell 2000 ETF	10,000	1,693,600
iShares S&P 500 Growth ETF	134,000	8,086,900
iShares S&P 500 Value ETF	47,000	6,460,620
Technology Select Sector SPDR Fund	8,000	1,016,960
Vanguard FTSE Developed Markets ETF(1)	207,000	8,445,600
Vanguard FTSE Emerging Markets ETF	44,000	1,832,600
Vanguard Real Estate ETF(1)	23,000	2,095,530
Vanguard S&P 500 ETF	43,000	14,915,840
		$45,452,570
Fixed-Income Funds — 30.9%
iShares Core U.S. Aggregate Bond ETF	115,000	$ 11,693,200
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,000	1,100,300
Vanguard Total Bond Market ETF	130,000	9,783,800
		$22,577,300
Total Exchange-Traded Funds (identified cost $56,400,552)		$68,029,870

Short-Term Investments — 17.2%
Affiliated Fund — 5.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(2)	3,972,180	$ 3,972,180
Total Affiliated Fund (identified cost $3,972,180)		$ 3,972,180
Securities Lending Collateral — 11.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(3)	8,607,060	$ 8,607,060
Total Securities Lending Collateral (identified cost $8,607,060)		$ 8,607,060
Total Short-Term Investments (identified cost $12,579,240)		$12,579,240
Total Investments — 110.2% (identified cost $68,979,792)		$80,609,110
Other Assets, Less Liabilities — (10.2)%		$ (7,446,439)
Net Assets — 100.0%		$ 73,162,671

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $8,982,423.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(3)	Represents investment of cash collateral received in connection with securities lending.

6
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	(58)	Short	9/16/22	$(10,989,550)	$(104,548)
E-mini S&P MidCap 400 Index	(13)	Short	9/16/22	(2,948,400)	170,852
MSCI EAFE Index	(45)	Short	9/16/22	(4,177,350)	17,398
					$ 83,702
7
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $65,007,612) - including $8,982,423 of securities on loan	$ 76,636,930
Investments in securities of affiliated issuers, at value (identified cost $3,972,180)	3,972,180
Receivable for variation margin on open futures contracts	141,825
Deposits at broker for futures contracts	1,043,000
Dividends receivable	61,580
Dividends receivable - affiliated	3,574
Securities lending income receivable	1,363
Receivable from affiliate	16,105
Directors' deferred compensation plan	43,609
Total assets	$81,920,166
Liabilities
Payable for capital shares redeemed	$ 41,206
Deposits for securities loaned	8,607,060
Payable to affiliates:
Investment advisory fee	24,010
Administrative fee	7,344
Distribution and service fees	15,301
Sub-transfer agency fee	42
Directors' deferred compensation plan	43,609
Accrued expenses	18,923
Total liabilities	$ 8,757,495
Net Assets	$73,162,671
Sources of Net Assets
Paid-in capital	$ 56,026,528
Distributable earnings	17,136,143
Net Assets	$73,162,671
Class F Shares
Net Assets	$ 73,162,671
Shares Outstanding	3,777,230
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.37
8
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income	$ 609,230
Dividend income - affiliated issuers	7,531
Securities lending income, net	8,893
Total investment income	$ 625,654
Expenses
Investment advisory fee	$ 160,746
Administrative fee	48,224
Distribution and service fees	100,466
Directors' fees and expenses	1,926
Custodian fees	2,195
Transfer agency fees and expenses	29,295
Accounting fees	8,906
Professional fees	15,591
Reports to shareholders	2,176
Miscellaneous	3,025
Total expenses	$ 372,550
Waiver and/or reimbursement of expenses by affiliate	$ (48,225)
Net expenses	$ 324,325
Net investment income	$ 301,329
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 703,219
Investment securities - affiliated issuers	255
Futures contracts	1,880,205
Capital gains distributions received	7,887
Net realized gain	$ 2,591,566
Change in unrealized appreciation (depreciation):
Investment securities	$ (15,176,583)
Investment securities - affiliated issuers	(59)
Futures contracts	52,839
Net change in unrealized appreciation (depreciation)	$(15,123,803)
Net realized and unrealized loss	$(12,532,237)
Net decrease in net assets from operations	$(12,230,908)
9
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 301,329	$ 736,081
Net realized gain	2,591,566	4,800,825
Net change in unrealized appreciation (depreciation)	(15,123,803)	5,798,085
Net increase (decrease) in net assets from operations	$(12,230,908)	$11,334,991
Distributions to shareholders	$ —	$ (877,245)
Net decrease in net assets from capital share transactions	$ (4,964,861)	$ (6,455,211)
Net increase (decrease) in net assets	$(17,195,769)	$ 4,002,535
Net Assets
At beginning of period	$ 90,358,440	$ 86,355,905
At end of period	$ 73,162,671	$90,358,440
10
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Financial Highlights

	Class F
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 22.49	$ 19.99	$ 19.81	$ 17.18	$ 18.90	$ 16.69
Income (Loss) From Operations
Net investment income(1)	$ 0.08	$ 0.18	$ 0.20	$ 0.29	$ 0.26	$ 0.23
Net realized and unrealized gain (loss)	(3.20)	2.54	0.51	2.86	(1.49)	2.19
Total income (loss) from operations	$ (3.12)	$ 2.72	$ 0.71	$ 3.15	$ (1.23)	$ 2.42
Less Distributions
From net investment income	$ —	$ (0.22)	$ (0.31)	$ (0.28)	$ (0.23)	$ (0.21)
From net realized gain	—	—	(0.22)	(0.24)	(0.26)	—
Total distributions	$ —	$ (0.22)	$ (0.53)	$ (0.52)	$ (0.49)	$ (0.21)
Net asset value — End of period	$ 19.37	$ 22.49	$ 19.99	$ 19.81	$ 17.18	$ 18.90
Total Return(2)	(13.87)% (3)	13.64%	3.82%	18.56%	(6.69)%	14.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,163	$90,358	$86,356	$89,181	$83,345	$94,689
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.93% (6)	0.92%	0.95%	0.91%	0.89%	0.91%
Net expenses	0.81% (6)(7)	0.81%	0.83%	0.83%	0.83%	0.83%
Net investment income	0.75% (6)	0.83%	1.06%	1.56%	1.40%	1.29%
Portfolio Turnover	11% (3)	10%	16%	7%	14%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	The investment adviser reduced a portion of its advisory fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
11
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Volatility Managed Moderate Growth Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue a balance of current income and growth potential, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
12

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 68,029,870	$ —	$ —	$ 68,029,870
Short-Term Investments:
Affiliated Fund	3,972,180	—	—	3,972,180
Securities Lending Collateral	8,607,060	—	—	8,607,060
Total Investments	$80,609,110	$ —	$ —	$80,609,110
Futures Contracts	$ 188,250	$ —	$ —	$ 188,250
Total	$80,797,360	$ —	$ —	$80,797,360
Liability Description
Futures Contracts	$ (104,548)	$ —	$ —	$ (104,548)
Total	$ (104,548)	$ —	$ —	$ (104,548)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and short-term investments are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
13

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

H  Interim Financial Statements— The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2022, the investment advisory fee amounted to $160,746.
Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and, effective January 1, 2022, Parametric Portfolio Associates LLC (Parametric). AIP is responsible for selecting the Exchange-Traded Funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment advisory fee paid was reduced by $984 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by CRM. CRM did not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023. For the six months ended June 30, 2022, CRM waived or reimbursed expenses of $47,241.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2022, CRM was paid administrative fees of $48,224.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2022 amounted to $100,466 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $54 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2022, expenses incurred under the Servicing Plan amounted to $29,166, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2022 are amounts payable to an affiliate of AIP under the Servicing Plan of $4,702.
14

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

4  Investment Activity
During the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $8,204,344 and $9,734,710, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$69,518,821
Gross unrealized appreciation	$ 13,390,410
Gross unrealized depreciation	(2,216,419)
Net unrealized appreciation	$11,173,991
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2022 is included in the Schedule of Investments. During the six months ended June 30, 2022, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$188,250 (1)	$(104,548) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2022 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 1,880,205	$ 52,839
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2022 was approximately $444,000 and $10,200,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
15

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2022, the total value of securities on loan was $8,982,423 and the total value of collateral received was $9,247,529, comprised of cash of $8,607,060 and U.S. government and/or agencies securities of $640,469.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$8,607,060	$ —	$ —	$ —	$8,607,060
The carrying amount of the liability for deposits for securities loaned at June 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2022.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2022.
9  Affiliated Funds
At June 30, 2022, the value of the Fund’s investment in affiliated funds was $3,972,180, which represents 5.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$6,346,788	$ 6,746,396	$(13,093,380)	$ 255	$ (59)	$ —	$ 1,433	—
Liquidity Fund	—	15,497,256	(11,525,076)	—	—	3,972,180	6,098	3,972,180
Total				$ 255	$ (59)	$3,972,180	$7,531
16

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares for the six months ended June 30, 2022 and the year ended December 31, 2021 were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class F
Shares sold	19,874	$ 424,104	46,236	$ 971,314
Reinvestment of distributions	—	—	40,897	877,245
Shares redeemed	(261,042)	(5,388,965)	(387,918)	(8,303,770)
Net decrease	(241,168)	$(4,964,861)	(300,785)	$(6,455,211)
At June 30, 2022, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
17

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a video conference meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 14, 2022, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period. The meeting was held by video conference due to circumstances related to current or potential effects of COVID-19 pursuant to temporary exemptive relief issued by the Securities and Exchange Commission.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
18

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Moderate Growth Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2021. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-year period ended December 31, 2021, while it had underperformed the median of its peer universe for the three- and five-year periods ended December 31, 2021. It also indicated that the Fund had outperformed its benchmark index for the one- and three-year periods ended December 31, 2021, while it had underperformed its benchmark index for the five-year period ended December 31, 2021. The performance data also indicated that the Fund had underperformed its blended benchmark for the one-, three- and five-year periods ended December 31, 2021. The Board took into account management’s discussion of the impact of the design of the Fund on its relative performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
19

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were above the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were at the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
20

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Approval of Investment Sub-Advisory Agreements
The Investment Company Act of 1940, as amended, provides, in substance, that the entering into of an investment advisory agreement between a fund and its investment adviser must be approved by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Board of Directors ( “Board”) of Calvert Variable Products, Inc. held on December 7, 2021, the Board, including a majority of the Independent Directors, voted to initially approve the investment sub-advisory agreements for each of the Calvert VP Volatility Managed Growth Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio and Calvert VP Volatility Managed Moderate Portfolio (each a “Fund” and together, the “Funds”) between Calvert Research and Management (“CRM” or the “Adviser”) and Parametric Portfolio Associates, LLC (“Parametric” or the “Sub-Adviser”). Representatives of the Adviser explained that they were recommending approval of the investment sub-advisory agreements between CRM and Parametric so that Parametric can continue to comply with certain regulatory requirements.
In evaluating the investment sub-advisory agreements for the Funds, the Adviser provided the Board with a variety of materials to assist with the Board’s consideration of the investment sub-advisory agreements between CRM and Parametric. The Board also took into account certain materials provided to the Board at prior meetings. The materials provided to the Board included information concerning, among other data: (1) the nature, extent and quality of services to be provided by Parametric to the Funds, including the investment personnel who would be providing such services; (2) Parametric’s proposed compensation; (3) the performance of the Funds; and (4) the terms of the investment sub-advisory agreements.
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the initial approval of the investment sub-advisory agreements for the Funds. Prior to voting, the Independent Directors reviewed the initial approval of the Funds’ investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the initial approval of the investment sub-advisory agreements with Parametric, including the fees payable under each agreement, is in the best interests of the Funds’ shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the investment sub-advisory agreements with Parametric.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services to be provided by the Sub-Adviser under the investment sub-advisory agreements, the Board took into account information relating to the Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and periodic reports by the Funds’ Chief Compliance Officer regarding the Sub-Adviser’s compliance program and code of ethics. The Board also took into consideration its familiarity with the Sub-Adviser and the individuals at the Sub-Adviser who would continue to have responsibility for the day-to-day management of the Funds’ volatility overlay through Board meetings, discussions and other reports. The Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreements and the portfolio managers’ experience in managing the Funds’ volatility overlay. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Funds by the Sub-Adviser under the investment sub-advisory agreements.
Fund Performance
In considering the Funds’ performance, the Board noted that it reviewed on a quarterly basis detailed information about the Funds’ performance results, portfolio composition and investment strategies. The Board took into account the impact of the Funds’ design on their investment performance relative to their respective benchmarks and peer groups. The Board members also took into consideration that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change as a result of the entering into of investment sub-advisory agreements with the Sub-Adviser. Based upon its review, the Board concluded that the Funds’ relative performance was satisfactory.
Sub-Advisory Fees
In considering the sub-advisory fees to be paid to Parametric, the Board noted that each Fund would continue to pay an advisory fee to the Adviser, that that advisory fee would not be change as a result of the entering into of an investment sub-advisory agreement with Parametric and that the Adviser would pay a sub-advisory fee to Parametric out of the advisory fee it received from the Fund. The Board also took into account that no changes were proposed to the expense limitations currently in place for the Funds. The Board further considered the proposed sub-advisory fee to be paid to Parametric relative to the sub-advisory fees paid to the Funds’ other sub-adviser and the fees paid to a previous sub-adviser to the Funds. Based upon its review, the Board concluded that the sub-advisory fees to be paid by CRM to Parametric were reasonable in view of the nature, extent and quality of services to be provided by Parametric.
21

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the profitability of the Funds to the Adviser and its affiliates, which included the Sub-Adviser. In reviewing the profitability of the Funds to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided a variety of services to the Funds for which they received compensation. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Funds. Because the Adviser would pay the Sub-Adviser’s sub-advisory fees out of its advisory fees, the profitability of the Funds to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the approval of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Funds was reasonable.
Economies of Scale
The Board considered the effect of each Fund’s current size and its potential growth on its performance and fees. Because the Adviser would pay the Sub-Adviser’s sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Funds to be a material factor in the Board’s deliberations concerning the approval of the investment sub-advisory agreements with Parametric. The Board noted that if each Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
22

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 14, 2022, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
23

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
24

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

25

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
27

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24236     6.30.22

Calvert
VP Volatility Managed Growth Portfolio
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2022
Calvert
VP Volatility Managed Growth Portfolio

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Performance

Portfolio Manager(s) Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.; Thomas B. Lee, CFA and Christopher Haskamp, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	(14.54)%	(9.45)%	3.90%	4.48%

S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive	—	—	(15.78)%	(11.97)%	4.95%	5.19%
Growth Portfolio Blended Benchmark	—	—	(18.06)	(12.87)	7.14	7.85

% Total Annual Operating Expense Ratios[3]	Class F
Gross	0.99%
Net	0.90
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)*
Vanguard S&P 500 ETF	20.9%
iShares S&P 500 Growth ETF	15.6
Vanguard FTSE Developed Markets ETF	14.3
iShares Core U.S. Aggregate Bond ETF	13.4
iShares S&P 500 Value ETF	12.7
Vanguard Real Estate ETF	3.6
Vanguard FTSE Emerging Markets ETF	3.0
iShares Russell 2000 ETF	2.6
Technology Select Sector SPDR Fund	1.9
iShares Core S&P Mid-Cap ETF	1.8
Total	89.8%

*	Excludes cash and cash equivalents.

3

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Endnotes and Additional Disclosures

[1]	S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive is an unmanaged index designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed 20% allocation to the underlying bond index. The index has a risk management overlay that seeks to limit the index volatility to 14%, and includes a synthetic put position to reduce downside risk. The launch date of the S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive was September 6, 2016; information presented prior to the index launch date is back-tested. Back-tested performance is not actual performance, but is hypothetical. The back-test calculations are based on the same methodology that was in effect when the index was officially launched. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Growth Portfolio Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 58% Russell 3000® Index, 18% Bloomberg U.S. Aggregate Bond Index, 16% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 4% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

4

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class F	$1,000.00	$ 854.60	$3.72 **	0.81%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.78	$4.06 **	0.81%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans. Expenses do not include fees and expenses incurred indirectly from investment in exchange-traded funds (the Underlying Funds).
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 90.8%

Security	Shares	Value
Equity Funds — 76.4%
iShares Core S&P Mid-Cap ETF	9,000	$ 2,036,070
iShares Russell 2000 ETF	18,000	3,048,480
iShares S&P 500 Growth ETF(1)	300,000	18,105,000
iShares S&P 500 Value ETF	107,000	14,708,220
Technology Select Sector SPDR Fund	17,000	2,161,040
Vanguard FTSE Developed Markets ETF(1)	407,000	16,605,600
Vanguard FTSE Emerging Markets ETF	84,000	3,498,600
Vanguard Real Estate ETF(1)	46,000	4,191,060
Vanguard S&P 500 ETF	70,000	24,281,600
		$ 88,635,670
Fixed-Income Funds — 14.4%
iShares Core U.S. Aggregate Bond ETF	153,000	$ 15,557,040
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,000	1,100,300
		$ 16,657,340
Total Exchange-Traded Funds (identified cost $77,992,130)		$105,293,010

Short-Term Investments — 22.9%
Affiliated Fund — 7.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(2)	8,095,307	$ 8,095,307
Total Affiliated Fund (identified cost $8,095,307)		$ 8,095,307
Securities Lending Collateral — 15.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(3)	18,473,060	$ 18,473,060
Total Securities Lending Collateral (identified cost $18,473,060)		$ 18,473,060
Total Short-Term Investments (identified cost $26,568,367)		$ 26,568,367
Total Investments — 113.7% (identified cost $104,560,497)		$131,861,377
Other Assets, Less Liabilities — (13.7)%		$ (15,885,550)
Net Assets — 100.0%		$ 115,975,827

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $18,072,342.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(3)	Represents investment of cash collateral received in connection with securities lending.

6
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	(127)	Short	9/16/22	$(24,063,325)	$(235,174)
E-mini S&P MidCap 400 Index	(31)	Short	9/16/22	(7,030,800)	349,204
MSCI EAFE Index	(103)	Short	9/16/22	(9,561,490)	22,484
					$ 136,514
7
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $96,465,190) - including $18,072,342 of securities on loan	$ 123,766,070
Investments in securities of affiliated issuers, at value (identified cost $8,095,307)	8,095,307
Receivable for variation margin on open futures contracts	318,298
Deposits at broker for futures contracts	2,246,000
Dividends receivable	116,930
Dividends receivable - affiliated	7,278
Securities lending income receivable	3,100
Receivable from affiliate	21,814
Directors' deferred compensation plan	76,477
Total assets	$134,651,274
Liabilities
Payable for capital shares redeemed	$ 29,050
Deposits for securities loaned	18,473,060
Payable to affiliates:
Investment advisory fee	37,828
Administrative fee	11,631
Distribution and service fees	24,232
Sub-transfer agency fee	11
Directors' deferred compensation plan	76,477
Accrued expenses	23,158
Total liabilities	$ 18,675,447
Net Assets	$115,975,827
Sources of Net Assets
Paid-in capital	$ 81,421,358
Distributable earnings	34,554,469
Net Assets	$115,975,827
Class F Shares
Net Assets	$ 115,975,827
Shares Outstanding	5,672,448
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 20.45
8
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income	$ 928,215
Dividend income - affiliated issuers	14,894
Securities lending income, net	15,936
Total investment income	$ 959,045
Expenses
Investment advisory fee	$ 253,153
Administrative fee	75,946
Distribution and service fees	158,221
Directors' fees and expenses	3,033
Custodian fees	2,655
Transfer agency fees and expenses	46,138
Accounting fees	14,410
Professional fees	17,267
Reports to shareholders	80
Miscellaneous	3,592
Total expenses	$ 574,495
Waiver and/or reimbursement of expenses by affiliate	$ (63,839)
Net expenses	$ 510,656
Net investment income	$ 448,389
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 1,626,877
Investment securities - affiliated issuers	83
Futures contracts	3,622,758
Net realized gain	$ 5,249,718
Change in unrealized appreciation (depreciation):
Investment securities	$ (26,303,630)
Investment securities - affiliated issuers	(34)
Futures contracts	335,262
Net change in unrealized appreciation (depreciation)	$(25,968,402)
Net realized and unrealized loss	$(20,718,684)
Net decrease in net assets from operations	$(20,270,295)
9
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 448,389	$ 1,107,264
Net realized gain	5,249,718	5,975,630
Net change in unrealized appreciation (depreciation)	(25,968,402)	13,459,147
Net increase (decrease) in net assets from operations	$ (20,270,295)	$ 20,542,041
Distributions to shareholders	$ —	$ (1,356,418)
Net decrease in net assets from capital share transactions	$ (5,687,304)	$ (13,456,309)
Net increase (decrease) in net assets	$ (25,957,599)	$ 5,729,314
Net Assets
At beginning of period	$ 141,933,426	$ 136,204,112
At end of period	$115,975,827	$141,933,426
10
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Financial Highlights

	Class F
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 23.93	$ 20.86	$ 20.77	$ 17.67	$ 19.31	$ 16.70
Income (Loss) From Operations
Net investment income(1)	$ 0.08	$ 0.18	$ 0.20	$ 0.29	$ 0.25	$ 0.23
Net realized and unrealized gain (loss)	(3.56)	3.12	0.22	3.08	(1.68)	2.59
Total income (loss) from operations	$ (3.48)	$ 3.30	$ 0.42	$ 3.37	$ (1.43)	$ 2.82
Less Distributions
From net investment income	$ —	$ (0.23)	$ (0.33)	$ (0.27)	$ (0.21)	$ (0.21)
Total distributions	$ —	$ (0.23)	$ (0.33)	$ (0.27)	$ (0.21)	$ (0.21)
Net asset value — End of period	$ 20.45	$ 23.93	$ 20.86	$ 20.77	$ 17.67	$ 19.31
Total Return(2)	(14.54)% (3)	15.87%	2.15%	19.22%	(7.50)%	16.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$115,976	$141,933	$136,204	$151,383	$150,047	$156,279
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.91% (6)	0.90%	0.93%	0.89%	0.87%	0.87%
Net expenses	0.81% (6)(7)	0.81%	0.83%	0.83%	0.83%	0.83%
Net investment income	0.71% (6)	0.79%	1.00%	1.48%	1.32%	1.25%
Portfolio Turnover	9% (3)	7%	13%	7%	13%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
(7)	The investment adviser reduced a portion of its advisory fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
11
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Volatility Managed Growth Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue growth potential and some current income, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
12

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 105,293,010	$ —	$ —	$ 105,293,010
Short-Term Investments:
Affiliated Fund	8,095,307	—	—	8,095,307
Securities Lending Collateral	18,473,060	—	—	18,473,060
Total Investments	$131,861,377	$ —	$ —	$131,861,377
Futures Contracts	$ 371,688	$ —	$ —	$ 371,688
Total	$132,233,065	$ —	$ —	$132,233,065
Liability Description
Futures Contracts	$ (235,174)	$ —	$ —	$ (235,174)
Total	$ (235,174)	$ —	$ —	$ (235,174)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and short-term investments are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
13

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

H  Interim Financial Statements— The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2022, the investment advisory fee amounted to $253,153.
Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and, effective January 1, 2022, Parametric Portfolio Associates LLC (Parametric). AIP is responsible for selecting the Exchange-Traded Funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment advisory fee paid was reduced by $1,979 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by CRM. CRM did not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023. For the six months ended June 30, 2022, CRM waived or reimbursed expenses of $61,860.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2022, CRM was paid administrative fees of $75,946.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2022 amounted to $158,221 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $16 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2022, expenses incurred under the Servicing Plan amounted to $46,086, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2022 are amounts payable to an affiliate of AIP under the Servicing Plan of $7,433.
14

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

4  Investment Activity
During the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $10,424,763 and $11,580,739, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$106,982,324
Gross unrealized appreciation	$ 26,671,008
Gross unrealized depreciation	(1,655,441)
Net unrealized appreciation	$ 25,015,567
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2022 is included in the Schedule of Investments. During the six months ended June 30, 2022, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$371,688 (1)	$(235,174) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2022 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 3,622,758	$ 335,262
The average notional cost of futures contracts (short) outstanding during the six months ended June 30, 2022 was approximately $24,221,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
15

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2022, the total value of securities on loan was $18,072,342 and the total value of collateral received was $18,613,383, comprised of cash of $18,473,060 and U.S. government and/or agencies securities of $140,323.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$18,473,060	$ —	$ —	$ —	$18,473,060
The carrying amount of the liability for deposits for securities loaned at June 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2022.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2022.
9  Affiliated Funds
At June 30, 2022, the value of the Fund’s investment in affiliated funds was $8,095,307, which represents 7.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$10,804,372	$11,133,534	$(21,937,955)	$ 83	$ (34)	$ —	$ 2,489	—
Liquidity Fund	—	29,683,644	(21,588,337)	—	—	8,095,307	12,405	8,095,307
Total				$ 83	$ (34)	$8,095,307	$14,894
16

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares for the six months ended June 30, 2022 and the year ended December 31, 2021 were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class F
Shares sold	3,284	$ 73,245	73,295	$ 1,669,451
Reinvestment of distributions	—	—	59,754	1,356,418
Shares redeemed	(262,560)	(5,760,549)	(730,022)	(16,482,178)
Net decrease	(259,276)	$(5,687,304)	(596,973)	$(13,456,309)
At June 30, 2022, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
17

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a video conference meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 14, 2022, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period. The meeting was held by video conference due to circumstances related to current or potential effects of COVID-19 pursuant to temporary exemptive relief issued by the Securities and Exchange Commission.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
18

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Growth Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2021. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-year period ended December 31, 2021, while it had underperformed the median of its peer universe for the three- and five-year periods ended December 31, 2021. The data also indicated that the Fund had outperformed its benchmark index for the one-year period ended December 31, 2021, while it had underperformed its benchmark index for the three- and five-year periods ended December 31, 2021. The performance data also indicated that the Fund had underperformed its blended benchmark for the one-, three- and five-year periods ended December 31, 2021. The Board took into account management’s discussion of the impact of the design of the Fund on its relative performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
19

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were above the median of the Fund’s expense universe and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense universe. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
20

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Approval of Investment Sub-Advisory Agreements
The Investment Company Act of 1940, as amended, provides, in substance, that the entering into of an investment advisory agreement between a fund and its investment adviser must be approved by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Board of Directors ( “Board”) of Calvert Variable Products, Inc. held on December 7, 2021, the Board, including a majority of the Independent Directors, voted to initially approve the investment sub-advisory agreements for each of the Calvert VP Volatility Managed Growth Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio and Calvert VP Volatility Managed Moderate Portfolio (each a “Fund” and together, the “Funds”) between Calvert Research and Management (“CRM” or the “Adviser”) and Parametric Portfolio Associates, LLC (“Parametric” or the “Sub-Adviser”). Representatives of the Adviser explained that they were recommending approval of the investment sub-advisory agreements between CRM and Parametric so that Parametric can continue to comply with certain regulatory requirements.
In evaluating the investment sub-advisory agreements for the Funds, the Adviser provided the Board with a variety of materials to assist with the Board’s consideration of the investment sub-advisory agreements between CRM and Parametric. The Board also took into account certain materials provided to the Board at prior meetings. The materials provided to the Board included information concerning, among other data: (1) the nature, extent and quality of services to be provided by Parametric to the Funds, including the investment personnel who would be providing such services; (2) Parametric’s proposed compensation; (3) the performance of the Funds; and (4) the terms of the investment sub-advisory agreements.
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the initial approval of the investment sub-advisory agreements for the Funds. Prior to voting, the Independent Directors reviewed the initial approval of the Funds’ investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the initial approval of the investment sub-advisory agreements with Parametric, including the fees payable under each agreement, is in the best interests of the Funds’ shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the investment sub-advisory agreements with Parametric.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services to be provided by the Sub-Adviser under the investment sub-advisory agreements, the Board took into account information relating to the Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and periodic reports by the Funds’ Chief Compliance Officer regarding the Sub-Adviser’s compliance program and code of ethics. The Board also took into consideration its familiarity with the Sub-Adviser and the individuals at the Sub-Adviser who would continue to have responsibility for the day-to-day management of the Funds’ volatility overlay through Board meetings, discussions and other reports. The Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreements and the portfolio managers’ experience in managing the Funds’ volatility overlay. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Funds by the Sub-Adviser under the investment sub-advisory agreements.
Fund Performance
In considering the Funds’ performance, the Board noted that it reviewed on a quarterly basis detailed information about the Funds’ performance results, portfolio composition and investment strategies. The Board took into account the impact of the Funds’ design on their investment performance relative to their respective benchmarks and peer groups. The Board members also took into consideration that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change as a result of the entering into of investment sub-advisory agreements with the Sub-Adviser. Based upon its review, the Board concluded that the Funds’ relative performance was satisfactory.
Sub-Advisory Fees
In considering the sub-advisory fees to be paid to Parametric, the Board noted that each Fund would continue to pay an advisory fee to the Adviser, that that advisory fee would not be change as a result of the entering into of an investment sub-advisory agreement with Parametric and that the Adviser would pay a sub-advisory fee to Parametric out of the advisory fee it received from the Fund. The Board also took into account that no changes were proposed to the expense limitations currently in place for the Funds. The Board further considered the proposed sub-advisory fee to be paid to Parametric relative to the sub-advisory fees paid to the Funds’ other sub-adviser and the fees paid to a previous sub-adviser to the Funds. Based upon its review, the Board concluded that the sub-advisory fees to be paid by CRM to Parametric were reasonable in view of the nature, extent and quality of services to be provided by Parametric.
21

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the profitability of the Funds to the Adviser and its affiliates, which included the Sub-Adviser. In reviewing the profitability of the Funds to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided a variety of services to the Funds for which they received compensation. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Funds. Because the Adviser would pay the Sub-Adviser’s sub-advisory fees out of its advisory fees, the profitability of the Funds to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the approval of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Funds was reasonable.
Economies of Scale
The Board considered the effect of each Fund’s current size and its potential growth on its performance and fees. Because the Adviser would pay the Sub-Adviser’s sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Funds to be a material factor in the Board’s deliberations concerning the approval of the investment sub-advisory agreements with Parametric. The Board noted that if each Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
22

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 14, 2022, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
23

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2022
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
24

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

25

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
27

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24238     6.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Products, Inc.

By:	/s/ John H. Streur
John H. Streur
President

Date:	August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	August 22, 2022

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2022